File No. 811-4320
File No. 333-109900

Securities and Exchange Commission
Washington, D.C. 20549
Form N-6/A

☑	Registration Statement Under the Securities Act of 1933

Pre-Effective Amendment Number ____

☑	Post Effective Amendment Number 7

And/or
☑	Registration Statement Under the Investment Company Act of 1940

☑	Amendment No. 9

Ohio National Variable Account R
(Exact Name of Registrant)
Ohio National Life Assurance Corporation
(Name of Depositor)
One Financial Way
Montgomery, Ohio 45242
(Address of Depositor’s Principal Executive Offices)
1-800-366-6654
(Depositor’s Telephone Number, including Area Code)
Kimberly A. Plante
Associate Counsel
The Ohio National Life Insurance Company
One Financial Way
Montgomery, Ohio 45242
Copy to:
John Blouch, Esq.
Dykema Gossett PLLC
1300 I Street, N.W.
Suite 300 West
Washington, D.C. 20005
Title of Securities Being Registered: Individual Variable Universal Life Insurance Policies.
Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.
This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information, the Financial Statements and Part C.
It is proposed that this filing will become effective (check appropriate space):
☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☑ on June 28, 2010 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a) of Rule 485
☐ on (date) pursuant to paragraph (a) of Rule 485
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Individual, Flexible Premium Variable Life Insurance Policy
Issued by
Ohio National Life Assurance Corporation
Ohio National Variable Account R

One Financial Way
Cincinnati, Ohio 45242
Telephone (800) 366-6654

This prospectus describes an individual, flexible premium variable life insurance policy (called the “policy”, or the “contract”) offered through Ohio National Variable Account R (“VAR”), a separate account of ours. We are Ohio National Life Assurance Corporation (“ONLAC”), a subsidiary of The Ohio National Life Insurance Company (“Ohio National Life”).

This policy provides life insurance protection. Although you may allocate your net premium payments to registered investment companies (called a “Fund” or the “Funds”), your premium payments are not an investment in a retail mutual fund. Each Fund may have several series or portfolios (“portfolios”) that use different investment strategies or invest in different securities. VAR is the registered shareholder of the Funds’ shares. VAR purchases portfolio shares in accordance with your premium allocation choices and maintains the shares in subaccounts (“subaccounts”) of VAR. We may use the term “portfolios” or “subaccounts” interchangeably to refer to the underlying investment choices.

This policy (i) is not a deposit or obligation of a bank, (ii) is not guaranteed by a bank, (iii) is not insured by the FDIC or any other government agency, and (iv) may go down in value.

To learn more about ONLAC, this policy and Ohio National Life, you can obtain a copy of the Statement of Additional Information (“SAI”) dated June 28, 2010. We have incorporated the SAI into this prospectus by reference. You can request a free copy by contacting us, contacting your agent or representative or by logging onto the Securities and Exchange Commission’s website at http://www.sec.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You should retain this prospectus for future reference. For information related to the portfolios to which you may allocate premium payments, please refer to the current fund prospectuses which should accompany this prospectus.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. The company does not authorize any information or representations regarding the variable aspects of the policy described in this prospectus other than as contained in this prospectus, the fund prospectuses or the statements of additional information of the funds.

Although this is a life insurance policy, your variable universal life insurance policy is different from a whole-life or term-life insurance policy. You may allocate your net premium payments among up to 18 of the investment options we offer, including the General Account. However, you will not own the shares of the portfolio. VAR is the registered owner of the portfolio shares. The portfolios are registered mutual funds that sell their shares only to registered separate accounts that support variable life insurance policies and variable annuity contracts. Within VAR, we have established subaccounts that invest in the shares of the portfolios based on policyholders’ premium allocations. We have listed the available portfolios in this prospectus, along with their respective investment advisers or investment subadvisers. The accompanying Fund prospectuses contain important information that describe the portfolios in more detail. If you did not receive the Fund prospectuses, please contact us or your agent. Your policy’s accumulation value will reflect the investment performance of the portfolios you select and is not guaranteed.

June 28, 2010

Form 6364

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Summary of Benefits and Risks

This summary describes the Policy’s important benefits and risks. Following the summary, the prospectus discusses the benefits and risks in more detail.

Policy Benefits

Death Benefit — You may select one of two death benefit plans — the level option (Option A) or the variable option (Option B). With certain limitations, you may also change death benefit options during the life of the policy. The death benefit under the level option is the stated amount. The death benefit under the variable option is the stated amount plus the accumulation value on the date of death.

Death Benefit Guarantee — The policy includes a death benefit guarantee. Under this provision, we guarantee that the death benefit during the death benefit guarantee period will not be less than the stated amount, provided you pay the minimum premium for each month that the Death Benefit Guarantee is active. Accordingly, adverse portfolio investment performance will not cause the policy to lapse as long as the death benefit guarantee is in effect.

Loans — You may borrow against the loan value of your policy after the first policy year. The loan value is the cash surrender value less the cost of insurance charges for the rest of the current policy year and will never be less than 90% of your cash surrender value. Loan interest is payable in advance at a rate of 5.00% and due a policy year in advance. Due to the compounding of interest paid at the beginning of the year this amount is equal to an annual rate of 5.26% if the interest was paid at the end of the year. Any outstanding policy indebtedness will be deducted from proceeds payable at the insured’s death or upon maturity or surrender of the policy.

We will withdraw loan amounts and any unpaid interest thereon pro rata from the variable subaccounts and the General Account. Accumulation value in each subaccount equal to the policy indebtedness so withdrawn will be transferred to the loan collateral account. If loan interest is not paid when due, the amount is transferred to the loan collateral account and becomes loan principal. Accumulation value held in the loan collateral account earns interest daily at an annual rate guaranteed to be at least 4.0%.

Preferred Loans — Preferred loans are available at any time on or after the 10th policy anniversary. In the first policy year in which you take a preferred loan, the maximum preferred loan available is 10% of the gross loan value. The gross loan value is the Cash Surrender Value, minus enough to cover the monthly charges to the next policy anniversary. In later policy years, you may increase your preferred loan by an amount no greater than 10% of the gross loan value. Loan interest on preferred loans is payable in advance at a rate of 3.846%. Due to the compounding of interest paid at the beginning of the year this amount is equal to an annual rate of 4.00% if the interest was paid at the end of the year. The interest rate credited to the accumulation value equal to the loaned amount under this preferred loan provision is 4.00%.

Surrender Privileges — At any time you may surrender your policy in full and receive the Cash Surrender Value. Your policy also gives you a partial surrender right. At any time after the first policy anniversary from the issue date, you may withdraw part of your cash surrender value. Such withdrawals will reduce your policy’s death benefit and may be subject to a surrender charge.

Free Look/Right to Return the Policy — Following the initial purchase of your policy or following any subsequent increase in the stated amount of your policy, you are entitled to a free look period. During the free look period, you may cancel the policy or increase, as applicable, and we will refund all the money you have paid for the policy or for the increase, as applicable, or the policy’s current value, depending on your state’s laws. The free look period expires 20 days from your receipt of the policy or increase, although the free look period may be longer or shorter in some states.

Variable Investment Choices — Your policy permits you to allocate net premiums to up to 18 of the investment options we offer, which include the General Account and the variable portfolios listed in this prospectus. The

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portfolios are mutual funds registered under the Investment Company Act of 1940. Although you allocate your premiums to the portfolios, you do not own the shares of the portfolios. Portfolio shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to tax-qualified retirement plans.

For additional information concerning the Funds, including their investment objectives and associated charges and expenses, see the Fund prospectuses, which should accompany this prospectus. Read them carefully before investing. The Fund prospectuses may contain information about other funds that are not available as investment options for your policy. You cannot be sure that any Fund will achieve its stated objectives and policies.

General Account — You may elect to allocate net premiums to the General Account or to transfer accumulation value to the General Account from the subaccounts of VAR. The allocation or transfer of funds to the General Account does not entitle you to share in the investment experience of the General Account. Instead, we guarantee that your accumulation value in the General Account will accrue interest daily at an effective annual rate of at least 4%, without regard to the actual investment experience of the General Account.

Flexibility/Allocation of Premiums — You may allocate your net premiums among up to 18 investment options, including the variable subaccounts and the General Account, in any combination of whole percentages. You indicate your initial allocation in the policy application. Thereafter, you may transfer accumulation values and reallocate future premiums according to our current administrative policies and procedures.

Transfers — We allow transfers of accumulation values among the subaccounts of VAR and to the General Account at any time, although charges may apply. Transfers from the General Account to the subaccounts of VAR are subject to certain restrictions and allocation of substantial sums to the General Account reduces the flexibility of the policy.

Tax Benefits — All death benefits paid under the policy will generally be excludable from the beneficiary’s gross income for federal income tax purposes. Under current federal tax law, as long as the policy qualifies as a “life insurance policy,” any increases in accumulation value attributable to favorable investment performance should accumulate on a tax deferred basis in the same manner as with traditional whole life insurance.

Policy Risks

Liquidity Risk — Access to the value in your policy through loans or partial or full surrenders is subject to certain restrictions. Due to the deduction of policy fees and expenses, and due to the charge imposed on surrenders, not all of your policy value is immediately available. In addition, amounts allocated to the General Account are subject to restrictions on the amount that may be transferred to the subaccounts.

Because of the limited liquidity and the substantial nature of the surrender charge in the early years of your policy (and following any increase in stated amount), the policy is not a suitable short-term investment.

Investment Performance — If you allocate your net premiums to the subaccounts that invest in the portfolios, you will be subject to the risk that the investment performance will be unfavorable and that, due both to the unfavorable performance and the resulting higher insurance charges, the accumulation value will decrease. You are also subject to the risk that the portfolio(s) you select will have less favorable performance than other portfolios. You may have to pay additional premiums to keep the policy in force. It is possible to lose money by purchasing this policy.

Termination or Lapse — If the Cash Surrender Value in your policy is not enough to pay the monthly charges associated with your policy and the Death Benefit Guarantee is not active, your policy will enter a 61 day grace period that begins on the due date of the monthly charges. We will notify you in writing during the grace period that your policy will lapse (terminate without value) at the end of the grace period unless you make a sufficient premium payment. In some states, we may also notify any secondary addressee on the policy. The premium

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payment necessary to keep a policy from lapsing at the end of the grace period may be substantially more than your planned premium. A lapsed policy may be reinstated, subject to certain restrictions.

Impact of Loans — A policy loan, whether or not repaid, will affect the accumulation value over time because we subtract the amount of the policy loan from the subaccounts and/or the General Account as collateral, and this loan collateral does not participate in the investment performance of the subaccounts or receive any higher interest rate credited to the General Account. The amount of any policy loan will also count against the cumulative total premium payments you have made, which could cause the death benefit guarantee to lapse.

We reduce the amount we pay to the beneficiary upon the insured’s death by any outstanding policy debt. Your policy may lapse (terminate without value) if policy debt plus any unearned loan interest reduces your net surrender value to zero.

If you surrender the policy or allow it to lapse while a policy loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly.

Adverse Tax Consequences — Under certain circumstances (usually if your premium payments in the first seven policy years or less exceed specified limits established by the Internal Revenue Service), your policy may become a “modified endowment contract” (MEC). Under federal tax law, loans, withdrawals and other pre-death distributions received from a MEC policy are taxed as income first and recovery of basis second. Also, distributions includible in income received before you attain age 59 1/2 may be subject to a 10% penalty tax. In addition, currently favorable tax laws with regards to life insurance may change.

Regarding preferred loans, it is possible that the Internal Revenue Service could deem preferred loans as distributions from the policy, thereby subjecting the loan amount to possible tax and penalties.

Death benefit proceeds may be subject to estate taxes.

Termination of the Death Benefit Guarantee — Your policy makes available a death benefit guarantee period during which the policy will not lapse despite negative investment performance, provided you pay the minimum premium. Even if you have a death benefit guarantee, you must monitor the investment performance of the policy as you near the end of your death benefit guarantee period. It is possible for your policy to technically be in lapse, but be maintained by the death benefit guarantee. If this is the case, at the end of the death benefit guarantee period, your policy will lapse, subject to the 61 day grace period that begins on the due date of the monthly charges, during which time it will be necessary to make additional premium payments to maintain the policy. See the additional risks listed above for the impact of a lapsed policy.

Portfolio Risks

A comprehensive discussion of the risks of each portfolio may be found in the respective portfolio’s prospectus. Please refer to each portfolio’s prospectus and read it carefully for more information before investing. Copies of each portfolio’s prospectus can be obtained by contacting us at 1-800-366-6654 or by writing to us at One Financial Way, Cincinnati, Ohio 45242. Copies are also on file with the Securities and Exchange Commission and are available on the Commission’s EDGAR System found at www.sec.gov. There is no assurance that any of the portfolios will achieve its stated investment objective.

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Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy or transfer the cash value between investment options.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted
Distribution Charge(1)	Upon receipt.	2.9% of premiums.(2)

State Premium Taxes(1)	Upon receipt.	Between 0% and 6%.

Surrender Charge	Upon full or partial surrender, lapse and decreases in stated amount.

Maximum		$58.40 per $1000 of stated amount.(3)

Minimum		$13.94 per $1000 of stated amount.(4)

Representative Insured (45 year old male, non-tobacco, $100,000 stated amount surrender in the first policy year.)(5)	Upon the surrender of the Policy in the first year.	$32.01 per $1000 of stated amount.

Transfer Fees

Maximum	Upon the applicable transfer.	$15.00 per transfer.(6)

Illustration Charge

Maximum	Upon your request.	$100 per request.(7)

Annual Report of Policyholder’s account

Maximum	Upon special request.(8)	$100 per request.

Reinstatement Fee	Upon request.	Accrued Monthly Deductions+2 months Monthly Deductions+6% interest on outstanding loan amount(9)+Premium Expense Charge(10)

Administrative Fee

Maximum	Upon partial surrender.	The lesser of $25 or 2% of the amount surrendered.

Regular Loan Interest

Maximum	Applied annually.	5.26% of regular loan account balance.

Preferred Loan Interest

Maximum	Applied annually.	4.0% of preferred loan account balance.

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Charge	When Charge is Deducted	Amount Deducted

OPTIONAL RIDERS:
Accelerated Death Benefit Rider (Lifetime Advantage Rider)

Maximum	When exercised.	$100.00(11)

Exchange of Life Insured

Maximum	At the time of exchange. (12)	$75.00 per exchange.

(1)	Please note that a Premium Expense Charge will be applied as part of the reinstatement fee.

(2)	In Policy Years 21 and later, this charge is reduced to 2%.

(3)	The maximum surrender charge is for a 56 year old male, smoker surrendering during the first policy year.

(4)	The minimum surrender charge is for a female, age 0 surrendering during the first year of the policy.

(5)	These characteristics describe a representative insured. Please note that the charges will vary based upon your age, gender and risk class. Surrender charges specific to your policy can be obtained by calling us at 1-800-366-6654 or found in your policy.

(6)	Currently $3.00 per transfer, with the first 12 transfers during any given policy year free.

(7)	Please see “Illustration Charge and Charge for Annual Report of Account Status” on page 19 for further details about this charge.

(8)	Please see definition of special request under the section “Illustration Charge and Charge for Annual Report of Account Status” on page 19.

(9)	6% interest is calculated on any loan amount from the date the policy lapsed.

(10)	Premium Expense Charge is comprised of the distribution charge and the state premium taxes as described above and in “Premium Expense Charges” on page 17. The Premium Expense Charge computed under the reinstatement fee applies to the Accrued Monthly Deductions and 2 months of Monthly Deductions due at the time of reinstatement.

(11)	If permitted under state law, the charge of $100 will be charged at the time the Rider is exercised.

(12)	Charge only applies if you have elected to add the specified rider to your policy.

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The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses

Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance*

Maximum	Monthly.	$83.33 per $1000 of stated amount.(2)

Minimum		$.05 per $1000 of stated amount.(1)

Representative Insured (45 year old male, non-tobacco, Standard Risk Class, $100,000 Stated Amount)(3)		$.28 per $1000 of stated amount.

Maintenance Fee

Maximum	Monthly.	$7.00 per month.

Risk Charge

Maximum	Daily.	0.75% of the variable Accumulation Value (annualized)(4)

Death Benefit Guarantee Option	Monthly.	• $0.01 per $1000 of stated amount for the 10-year-or-to-age-70 guarantee. • $0.03 per $1000 of stated amount for the guarantee to maturity. There is no charge for the 7 year death benefit guarantee.

OPTIONAL RIDERS:
Additional Term Life Insurance Rider (Term Rider)

Maximum	Monthly.**	$83.33 per $1,000 of stated amount.(5)

Minimum		$0.06 per $1,000 of stated amount.(6)

Representative Insured (male, age 45, non-tobacco, Standard Risk Class)		Charge for a Representative purchaser is $0.22 per $1,000 of stated amount.

Term Life Insurance for Additional Insured (Additional Insured Term or Spouse Term)(9)

Maximum	Monthly.**	$83.33 per $1,000 of stated amount.(7)

Minimum		$0.05 per $1,000 of stated amount.(8)

Representative Insured (male, age 45, non-tobacco, Standard Risk Class)		Charge for a Representative purchaser is $0.22 per $1,000 of stated amount.

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Charge	When Charge is Deducted	Amount Deducted

Family Term Life Insurance

Maximum	Monthly**	$0.44 per $1,000 of stated amount of total children’s coverage.

Continuation of Coverage Rider

Maximum	Monthly.**	$0.45 per $1,000 of stated amount.(10)

Minimum		$0.00 per $1,000 of stated amount.(11)

Representative Insured (male, age 45, non-tobacco)		$.0003 per $1,000 of stated amount.

Accidental Death Benefit

Maximum	Monthly.**	$0.29 per $1,000 of stated amount.(12)

Minimum		$0.05 per $1,000 of stated amount.(13)

Representative Insured (male, age 45, Standard Risk Class)		$0.08 per $1,000 of stated amount.

Guaranteed Purchase Option

Maximum	Monthly.**	$0.19 per $1,000 of stated amount.(14)

Minimum		$0.03 per $1,000 of stated amount.(15)

Representative Insured (25 year old insured)		$0.10 per $1,000 of stated amount.

Waiver of Premium for Total Disability

Maximum	Monthly.**	$0.18 per $1.00 of stipulated premium.(16)

Minimum		$0.01 per $1.00 of stipulated premium.(17)

Representative Insured (male, age 45, non-tobacco, Standard Risk Class)		$0.03 per $1.00 of stipulated premium.

*	The cost of insurance varies based on individual characteristics. The cost of insurance charge shown in the table may not be representative of the charge that a particular policyholder will pay. Please contact your representative for a quote of what your charge would be. If you are not sure who your representative is, contact us at 1-800-366-6654 to find out your representative of record. Maximums will not exceed charges posted in the 1980 Commissioner’s Standard Ordinary Mortality tables. The tables are adopted by the various Departments of Insurance to determine amounts necessary to calculate Cash Values and Policy reserves.

**	Charge only applies if you have elected to add the specified rider to your Policy.

(1)	The minimum cost of insurance charge is for a female, age 18.

(2)	The maximum cost of insurance charge is for a male, age 99.

(3)	These characteristics describe a representative insured. Please note that the charges will vary based upon your age, gender, risk class, and stated amount.

(4)	Your risk charge may be reduced at certain breakpoints based upon your accumulation value. Please see “Risk Charge” on p. 19 for more information.

(5)	Maximum charge is for a male, age 80, attained age 99, smoker class.

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(6)	Minimum charge is for a female, age 18, super-preferred non-smoker class.

(7)	Maximum charge is for a male, age 99, smoker class.

(8)	Minimum charge is for a female, age 18, super-preferred non-smoker class.

(9)	If this rider is bought for a spouse, you may enjoy certain tax benefits. Please discuss with your tax adviser.

(10)	Maximum charge is for a female, age 85, super-preferred non-smoker.

(11)	Minimum charge is for a male, age 18, smoker class.

(12)	Maximum charge is for a male, age 69, Table D rated class.

(13)	Minimum charge is for a female, age 0.

(14)	Maximum charge is for a 39 year old insured.

(15)	Minimum charge is for a 0 year old insured.

(16)	Maximum charge is for a male, age 59, smoker, Table D rated.

(17)	Minimum charge is for a female, age 18, non-smoker.

The following table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the contract. More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets)

	Minimum	Maximum

(Expenses deducted from portfolio assets, including management fees, 12b-1 fees and other portfolio operating expenses.)	0.36%	6.87%

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General Description of Ohio National Life

Ohio National Life Assurance Corporation

We were established on June 26, 1979 under the laws of Ohio to facilitate the issuance of certain insurance policies that do not share in our investment performance. We are a wholly-owned stock subsidiary of Ohio National Life. We are licensed to sell life insurance in 47 states, the District of Columbia and Puerto Rico. Our address is One Financial Way, Cincinnati, Ohio 45242. We are obligated to pay amounts promised to the policyholder’s of our policies. Amounts in the separate accounts, however, are subject to market risk.

Ohio National Variable Account R (“VAR”)

We established VAR on May 6, 1985 pursuant to the insurance laws of the State of Ohio. VAR is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (“1940 Act”) as a unit investment trust. Such registration does not involve supervision by the Commission of the management or investment policies of the variable account or of us. Under Ohio law and federal securities law, VAR’s assets are held separate from our assets and exclusively for the benefit of policyholders and persons entitled to payments under the policies. VAR’s assets are not chargeable with liabilities arising out of our other business.

We keep VAR’s assets segregated from assets of our General Account. We maintain records of all purchases and redemptions of Fund shares by each of VAR’s subaccounts.

VAR has subaccounts corresponding to each of the Funds listed in this prospectus. VAR may in the future add or delete investment subaccounts. Each investment subaccount will invest exclusively in shares representing interests in one of the Funds. The income and realized and unrealized gains or losses on the assets of each subaccount are credited to or charged against that subaccount without regard to income or gains or losses from any other subaccount and do not reflect the investment experience of Ohio National Life Assurance Corporation’s other assets.

The Ohio National Life Insurance Company (“Ohio National Life”)

Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. Ohio National Life is a subsidiary of Ohio National Financial Services, Inc., which is a subsidiary of Ohio National Mutual Holdings, Inc., a holding company. It writes life insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently it has assets in excess of $20.8 billion and equity in excess of $1.5 billion. Ohio National Life provided us with the initial capital to finance our operations. From time to time, Ohio National Life may make additional capital contributions, although it is under no legal obligation to do so and its assets do not support the benefits provided under your policy.

Ohio National Life and/or its affiliates may pay retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners’ purchase payments.

Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time Ohio National Life has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners’ purchase payments.

From time to time, Ohio National Life and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.

Ohio National Life believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities Exchange Act of 1934 do not apply to it as the depositor of one or more variable

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insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, the Company intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.

The Portfolios

The operations of each portfolio, its investment adviser and its investment objectives and policies are described in the fund prospectus which should accompany this product prospectus. Net premiums under the policy may be allocated to the subaccounts of VAR which invest exclusively in portfolio shares. Accordingly, the accumulation values you allocate to the subaccounts will vary with the investment performance of the portfolios.

The value of each Fund’s investments fluctuates daily and is subject to the risk of changing economic conditions as well as the risk inherent in the ability of management to anticipate changes necessary in those investments to meet changes in economic conditions. For additional information concerning each Fund, including their investment objectives, risks, performance and charges, see the fund prospectuses. Copies of the fund prospectuses can be obtained from your agent or representative or by contacting us at 1-800-366-6654 or by writing to us at One Financial Way, Cincinnati, Ohio 45242. Copies are also on file with the Securities and Exchange Commission and are available on their EDGAR System found at www.sec.gov. Read the prospectuses carefully before investing.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Some of the Fund of Funds invest primarily in a portfolio of exchange-traded funds (“ETFs”). Because the Fund of Funds invest in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You can invest directly in ETFs and do not have to invest through a variable contract or a mutual fund. You should read the Fund prospectuses carefully for more information.

Periodically some of the Funds may be closed to future allocation of premium payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to policyholders prior to any such closure.

Listed below are all of the portfolios available in your policy, their adviser and subadviser (if applicable) and investment objective:

Fund and Portfolio Name	Adviser or (Subadviser)	Investment Objective

Ohio National Fund
Equity Portfolio	(Legg Mason Capital Management, Inc.)(1)	Long-Term Growth Of Capital
Money Market Portfolio	Ohio National Investments, Inc.	Maximum Current Income consistent with Preservation of Principal and Liquidity
Bond Portfolio	Ohio National Investments, Inc.	High Level Of Income And Opportunity for Capital Appreciation consistent with Preservation Of Capital
Omni Portfolio	(Suffolk Capital Management, LLC)(1)	Long-Term Total Return consistent with Preservation Of Capital
International Portfolio	(Federated Global Investment Management Corp.)(1)	Total Return
International Small-Mid Company Portfolio	(Federated Global Investment Management Corp.)(1)	Long-Term Growth Of Capital
Capital Appreciation Portfolio	(Jennison Associates LLC)(1)	Long-Term Growth Of Capital
Millennium Portfolio	(Neuberger Berman Management, Inc.)(1)	Capital Growth

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Fund and Portfolio Name	Adviser or (Subadviser)	Investment Objective

Aggressive Growth Portfolio	(Janus Capital Management LLC)(1)	Long-Term Capital Growth
Small Cap Growth Portfolio	(Janus Capital Management LLC)(1)	Long-Term Capital Appreciation
Mid Cap Opportunity Portfolio	(Goldman Sachs Asset Management, L.P.)(1)	Long-Term Total Return
Capital Growth Portfolio	(Eagle Asset Management, Inc.)(1)	Long-Term Capital Appreciation
S&P 500® Index Portfolio	Ohio National Investments, Inc.	Total Return Approximating The Standard & Poor’s 500® Index
High Income Bond Portfolio	(Federated Investment Management Company)(1)	High Current Income
Strategic Value Portfolio	(Federated Equity Management Company of Pennsylvania)(1)	Growth Of Capital And Income
Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.	Long-Term Growth Of Capital
Bristol Portfolio	(Suffolk Capital Management, LLC)(1)	Long-Term Growth Of Capital
Bryton Growth Portfolio	(Suffolk Capital Management, LLC)(1)	Long-Term Growth Of Capital
Bristol Growth Portfolio	(Suffolk Capital Management, LLC)(1)	Long-Term Growth of Capital
Balanced Portfolio	(ICON Advisers, Inc.)(1)	Capital Appreciation and Income
U.S. Equity Portfolio	(ICON Advisers, Inc.)(1)	Capital Appreciation
Income Opportunity Portfolio	(ICON Advisers, Inc.)(1)	Modest Capital Appreciation and to Maximize Realized Gains
Target VIP Portfolio	(First Trust Advisors L.P.)(1)	Above Average Total Return
Target Equity/Income Portfolio	(First Trust Advisors L.P.)(1)	Above Average Total Return

ALPS Variable Insurance Trust (Class II)
AVS Listed Private Equity Portfolio	(Red Rocks Capital LLC)	Maximize Total Returns

Calvert Variable Series, Inc.
Calvert VP SRI Equity Portfolio (formerly Social Equity Portfolio)	(Atlanta Capital Management Company, LLC)(2)	Growth of Capital

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)(3)	Long-Term Capital Growth consistent with capital preservation

Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II	Federated Equity Management Company of Pennsylvania	Capital Appreciation

Fidelity® Variable Insurance Products Fund/Service Class 2
VIP Contrafund® Portfolio	(FMR Co., Inc.)(4)	Long-Term Capital Appreciation
VIP Mid Cap Portfolio	(FMR Co., Inc.)(4)	Long-Term Growth Of Capital
VIP Growth Portfolio	(FMR Co., Inc.)(4)	Capital Appreciation
VIP Equity-Income Portfolio	(FMR Co., Inc.)(4)	Reasonable Income
VIP Real Estate Portfolio	(FMR Co., Inc.)(4)	Above Average Income and Long-Term Capital Growth

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Fund and Portfolio Name	Adviser or (Subadviser)	Investment Objective

Financial Investors Variable Insurance Trust (Class II)
Ibbotson Conservative ETF Asset Allocation Portfolio(8)	ALPS Advisors, Inc.	Current Income and Preservation of Capital
Ibbotson Income and Growth ETF Asset Allocation Portfolio(8)	ALPS Advisors, Inc.	Current Income and Capital Appreciation
Ibbotson Balanced ETF Asset Allocation Portfolio(8)	ALPS Advisors, Inc.	Capital Appreciation and Some Current Income
Ibbotson Growth ETF Asset Allocation Portfolio(8)	ALPS Advisors, Inc.	Capital Appreciation
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio(8)	ALPS Advisors, Inc.	Capital Appreciation

Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
Franklin Income Securities Fund	Franklin Advisers, Inc.	Maximize Income While Maintaining Prospects for Capital Appreciation
Franklin Flex Cap Growth Securities Fund	Franklin Advisers, Inc.	Capital Appreciation
Templeton Foreign Securities Fund	(Franklin Templeton Investment Management Limited)(5)	Long-Term Capital Growth
Franklin Templeton VIP Founding Funds Allocation Fund(8)	Franklin Templeton Services, LLC(6)	Capital Appreciation with Income as a Secondary Goal

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Large Cap Value Fund (formerly Growth and Income)	Goldman Sachs Asset Management, L.P.	Long-Term Capital Appreciation
Goldman Sachs Structured U.S. Equity Fund	Goldman Sachs Asset Management, L.P.	Long-Term Growth Of Capital And Dividend Income
Goldman Sachs Strategic Growth Fund (formerly Capital Growth)	Goldman Sachs Asset Management, L.P.	Long-Term Growth Of Capital

Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Waddell & Reed Investment Management Company (WRIMCO)	High Total Return Over Long Term
Ivy Funds VIP Global Natural Resources	Waddell & Reed Investment Management Company (WRIMCO)	Long Term Growth
Ivy Funds VIP Science and Technology	Waddell & Reed Investment Management Company (WRIMCO)	Long Term Capital Growth

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Fund and Portfolio Name	Adviser or (Subadviser)	Investment Objective

Janus Aspen Series (Service Shares)
Overseas Portfolio	Janus Capital Management LLC	Long-Term Growth Of Capital
Janus Portfolio	Janus Capital Management LLC	Long-Term Growth Of Capital
Worldwide Portfolio	Janus Capital Management LLC	Long-Term Growth Of Capital In A Manner Consistent With The Preservation Of Capital
Balanced Portfolio	Janus Capital Management LLC	Long-Term Growth Of Capital In A Manner Consistent With The Preservation Of Capital and Balanced by Current Income
J.P. Morgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management, Inc.	Capital Appreciation
JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management, Inc.	Capital Growth Over the Long Term
Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC	Long-Term Capital Appreciation
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC	Long-Term Capital Appreciation
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC	Long-Term Capital Appreciation
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC	Long-Term Capital Appreciation
Legg Mason Partners Variable Equity Trust (Class I)
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio (formerly Fundamental Value Portfolio)	(ClearBridge Advisors, LLC)(7)	Long-Term Capital Growth With Current Income As A Secondary Consideration
Legg Mason ClearBridge Variable Equity Income Builder Portfolio	(ClearBridge Advisors, LLC, Western Asset Management Company Limited, and Western Asset Management Company)(7)	High Level of Current Income
Legg Mason ClearBridge Variable Large Cap Value Portfolio (formerly Investors Portfolio)	(ClearBridge Advisors, LLC)(7)	Long-Term Growth of Capital With Current Income As A Secondary Consideration

MFS® Variable Insurance TrustSM (Service Class)
MFS® New Discovery Series	Massachusetts Financial Services Company	Capital Appreciation
MFS® Investors Growth Stock Series	Massachusetts Financial Services Company	Capital Appreciation
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company	Capital Appreciation
MFS® Total Return Series	Massachusetts Financial Services Company	Total Return

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Fund and Portfolio Name	Adviser or (Subadviser)	Investment Objective

Neuberger Berman Advisers Management Trust (S Class Shares)
Advisers Management Trust Regency Portfolio	Neuberger Berman Management, Inc.	Growth of Capital

PIMCO Variable Insurance Trust (Administrative Shares)
Real Return Portfolio	Pacific Investment Management Company LLC	Maximum real return, Consistent With Preservation of Real Capital and Prudent Investment Management
Total Return Portfolio	Pacific Investment Management Company LLC	Maximum total return, Consistent With Preservation of Capital and Prudent Investment Management
Global Bond Portfolio	Pacific Investment Management Company LLC	Maximum total return, Consistent With Preservation of Capital and Prudent Investment Management
Commodity Real Return® Strategy Portfolio	Pacific Investment Management Company LLC	Maximum Real Return Consistent with Prudent Investment Management
The Prudential Series Fund, Inc.
Jennison Portfolio	Jennison Associates LLC	Long-Term Growth Of Capital
Jennison 20/20 Focus Portfolio	Jennison Associates LLC	Long-Term Growth Of Capital

Royce Capital Fund
Royce Small-Cap Portfolio	Royce & Associates, LLC	Long-Term Growth of Capital
Royce Micro-Cap Portfolio	Royce & Associates, LLC	Long-Term Growth of Capital

The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF U.S. Real Estate Portfolio	Morgan Stanley Investment Management, Inc.	Above Average Current Income and Long-Term Capital Appreciation
Morgan Stanley UIF Core Plus Fixed Income Portfolio	Morgan Stanley Investment Management, Inc.	Seek Total Return
Morgan Stanley UIF International Growth Equity Portfolio	Morgan Stanley Investment Management, Inc.	Long-Term Capital Appreciation with secondary Objective of Income
Morgan Stanley UIF Capital Growth Portfolio	Morgan Stanley Investment Management, Inc.	Long-Term Capital Appreciation

(1)	Subadviser to Ohio National Investments, Inc.

(2)	Subadviser to Calvert Asset Management Company, Inc.

(3)	Subadviser to The Dreyfus Corporation.

(4)	Subadviser to Fidelity Management & Research Company

(5)	Subadviser to Templeton Investment Counsel, LLC

(6)	Franklin Templeton Services, LLC is the administrator for Franklin Templeton VIP Founding Funds Allocation Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisers, Limited.

(7)	Subadviser to Legg Mason Partners Fund Advisor, LLC

(8)	This is a fund of funds. Expenses for these funds may be higher because the Policyholders bear a proportion of the expenses of underlying funds in which these fund of funds invest.

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The General Account

By virtue of exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 and the General Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these Acts, and are not subject to the Securities and Exchange Commission’s regulatory oversight.

General Description

The General Account consists of all assets we own other than those in the variable account and any other separate accounts we may establish. Subject to applicable law, we have sole discretion over the investment of the assets of the General Account. You may elect to allocate net premiums to the General Account or to transfer Accumulation Value to the General Account from the subaccounts of the variable account. The allocation or transfer of funds to the General Account does not entitle a policyholder to share in the investment experience of the General Account. Instead, we guarantee that your Accumulation Value in the General Account will accrue interest daily at an effective annual rate of at least 4%, without regard to the actual investment experience of the General Account. Consequently, if you pay the planned premiums, allocate all net premiums only to the General Account and make no transfers, partial surrenders, or Policy loans, the minimum amount and duration of your death benefit will be determinable and guaranteed. Transfers from the General Account to VAR are partially restricted and allocation of substantial sums to the General Account reduces the flexibility of the Policy.

Accumulation Value

The Accumulation Value in the General Account on the later of the issue date or the day we receive your initial premium is equal to the portion of the net premium allocated to the General Account, minus a pro rata portion of the first monthly deduction.

Thereafter, until the maturity date, we guarantee that the Accumulation Value in the General Account will not be less than the amount of the net premiums allocated or Accumulation Value transferred to the General Account, plus interest at the rate of 4% per year, plus any excess interest which we credit, less the sum of all charges and interest thereon allocable to the General Account and any amounts deducted from the General Account in connection with partial surrenders and loans and interest thereon or transfers to VAR or the loan collateral account. The amount available for distribution upon maturity is the Accumulation Value of the Policy. There are no charges for distribution upon maturity.

We guarantee that interest credited to your Accumulation Value in the General Account will not be less than an effective annual rate of 4% per year. We may, at our sole discretion, credit a higher rate of interest, although we are not obligated to do so. The policyholder assumes the risk that interest credited may not exceed the guaranteed minimum rate of 4% per year. The Accumulation Value in the General Account will be calculated on each valuation date.

Voting Rights

We will vote the Fund shares held in the various subaccounts of VAR at Fund shareholder meetings in accordance with your instructions. If, however, the 1940 Act or any regulation thereunder should change and we determine that it is permissible to vote the Fund shares in our own right, we may elect to do so. The number of votes as to which you have the right to instruct will be determined by dividing your policy’s Accumulation Value in a subaccount by the net asset value per share of the corresponding Fund portfolio. Fractional shares will be counted. The number of votes as to which you have the right to instruct will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the Fund meeting. Voting instructions will be solicited in writing prior to such meeting in accordance with procedures established by the Fund. There is no minimum number of policyholders required to reach a quorum. We will vote Fund shares

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attributable to policies as to which no instructions are received, and any Fund shares held by VAR which are not attributable to policies, in proportion to the voting instructions which are received with respect to policies participating in VAR. As a result, a small number of policyholders may determine the outcome of a vote submitted to the Fund by VAR. Each person having a voting interest will receive proxy material, reports and other material relating to the Funds.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment objective of the Fund or disapprove an investment advisory policy of the Fund. In addition, we may disregard voting instructions in favor of changes initiated by a policyholder in the investment policy or the investment adviser of the Fund if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we determined that the change would be inconsistent with the investment objectives of VAR or would result in the purchase of securities for VAR which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in your next annual report.

Charges

We make charges against or deductions from premium payments, Accumulation Values and policy surrenders in the manner described below.

Premium Expense Charges

Each premium payment is subject to a premium expense charge, including payments made for monthly deductions when reinstating the policy. The premium expense charge is deducted in proportion to your current premium allocation choices. The premium expense charge has two components:

Distribution Charge.  The Policy is subject to a charge of 2.9% of premiums paid in the first 20 years reducing to 2.0% in years 21 and later. This charge is intended to help defray the costs attributable to this Policy including distribution, printing and advertising.

State Premium Tax.  Your premium payments will be subject to the state premium tax and/or any other state or local charges levied against your Policy. Currently, most state premium taxes range from 0% to 6%.

Monthly Deduction

As of the Policy date and each subsequent process day, we will deduct from the Accumulation Value of your Policy and in proportion to the values in your various subaccounts and the General Account, a monthly deduction to cover certain charges and expenses incurred in connection with the Policy.

The monthly deduction consists of:

•	the cost of insurance,

•	a maintenance fee of $7 for the cost of establishing and maintaining policy records and processing applications and notices, and

•	the cost of additional insurance benefits provided by rider.

Your cost of insurance is determined on a monthly basis, and is determined separately for your initial stated amount and each subsequent increase in the stated amount. The monthly cost of insurance rate is based on your

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sex, attained age, rate class and stated amount. The cost of insurance is calculated by multiplying (i) by the result of (ii) minus (iii), where:

(i)	is the cost of insurance rate as described in the Policy. Such actual cost will be based on our expectations as to future mortality experience. It will not, however, be greater than the guaranteed cost of insurance rates set forth in the Policy. Such rates for smokers and non-smokers are based on the 1980 Commissioner’s Standard Ordinary, Male or Female, Smoker or Nonsmoker, age nearest birthday mortality table. The cost of insurance charge is guaranteed not to exceed such table rates for the insured’s risk class;

(ii)	is the death benefit net of policy indebtedness at the beginning of the Policy month divided by 1.0032737 (the monthly equivalent of the guaranteed rate in the General Account); and

(iii)	is Accumulation Value net of policy indebtedness at the beginning of the Policy month.

In connection with certain employer-related plans, cost of insurance rates may not be based on sex.

There are 3 death benefit guarantee periods from which to choose. For the 7 year death benefit guarantee there is no additional charge. The 10 year or to age 70 guarantee period has a $0.01 per $1,000 of stated amount charge and the guarantee to maturity has a charge of $0.03 per $1,000 of stated amount.

Not all of your premium payments are allocated to your cash value. In addition to the deduction of charges, investment performance will impact the amount you pay for certain charges. Not paying premiums will result in reduced cash value, thereby affecting the charges assessed to your Policy.

Risk Charge

Your Accumulation Value in VAR, but not your Accumulation Value in the General Account, will also be subject to a risk charge, deducted in proportion to the values in your various subaccounts, intended to compensate us for assuming certain mortality and expense risks in connection with the Policy. Such charge will be assessed daily against each of the variable subaccounts at an annual rate of 0.75%. The risks we assume include the risks of greater than anticipated mortality and expenses.

Your risk charge will be reduced based upon your Policy Accumulation Value. In the event your Policy Accumulation Value exceeds four times the premium indicated on page 6A of your policy, (hereinafter “indicated premium”) then the risk charge will be assessed daily at an annual rate of 0.30% (0.65% for Pennsylvania policies) against each of the variable subaccounts, for the amount in excess of four times the indicated premium. In the event your Policy Accumulation Value exceeds eight times the indicated premium, the risk charge may at our sole option be assessed daily at the annual rate indicated above for the amount up to four times the indicated premium, and daily at an annual rate of 0.20% (0.55% for Pennsylvania policies) against each variable subaccount for the Policy amount in excess of eight times the indicated premium. At our option, we may increase or decrease the reductions set forth in this paragraph.

Surrender Charge

After the free look period and during the first fifteen (15) years of your Policy and for fifteen (15) years following any increase in stated amount, a surrender charge is assessed in connection with all complete surrenders, all lapses, all decreases in stated amount and certain partial surrenders. The charge is based on the 1980 Commissioner’s Standard Ordinary Mortality Tables maximum standard nonforfeiture rate for the first 10 years. Starting with year 11 and through year 15, the charge is graded to zero as follows: 80% of the surrender charge applies in year 11, 60% in year 12, 40% in year 13, 20% in year 14 and 0% thereafter.

If you surrender your Policy in full or it lapses when a surrender charge applies, we will deduct the total charge from your Accumulation Value. If you decrease the stated amount of your Policy while a surrender charge applies,

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your Accumulation Value will be charged with the portion of the total surrender charge attributable to the stated amount cancelled by the decrease.

The following is a chart showing the maximum surrender charge applicable to the Policy. Because the surrender charge is based on your age, sex, rating classification and the length of time you have held your Policy, your actual surrender charge may be significantly less.

	Maximum Surrender Charges Per $1,000 Of Stated Amount
	Male		Female
Age	Nonsmoker	Smoker	Nonsmoker	Smoker

0-20	$17.80	$20.00	$16.71	$17.78
21-30	21.32	24.62	19.86	21.51
31-40	27.46	32.89	24.98	27.60
41-50	38.03	46.90	33.36	37.20
51-60	57.28	58.40	48.02	53.32
61-70	58.23	58.12	58.20	58.31
71-85	57.51	57.60	57.62	57.63

Partial surrenders in any Policy year totaling 10% or less of the Cash Surrender Value of your Policy as of the end of the previous Policy year are not subject to any surrender charge. Partial surrenders in any Policy year in excess of 10% of the Cash Surrender Value of your Policy as of the end of the previous policy year will be subject to the surrender charges equal to the percentage of Cash Surrender Value withdrawn minus 10%.

For example, assume a Policy which now has, and at the end of the previous Policy year had, an Accumulation Value of $11,100 and a surrender charge of $1,100. The Cash Surrender Value of the Policy is therefore $10,000. If you decide to withdraw 25% of such Cash Surrender Value ($2,500), we will impose a charge equal to 15% (25% minus 10%) of the total surrender charge (.15 x $1,100 = $165) and reduce your accumulation value by that amount, as well as by the $2,500 you withdrew and the applicable administrative fee.

Transfer and Administrative Fees

A transfer fee (currently $3 and guaranteed not to exceed $15) will be imposed on transfers of values from one portfolio to another or to the General Account or from the General Account to a variable portfolio. Currently, the Company is not assessing this charge on the first 12 transfers made in any policy year. Other restrictions may apply to transfers. Please see “Transfers” and “Excessive Trading and Market Timing” for information on other potential restrictions. For partial surrenders, an administrative fee will be charged equal to the lesser of $25 or 2% of the amount surrendered.

Illustration Charge and Charge for Annual Report of Account Status

A fee, not to exceed $100, may be charged for any illustration of benefits and values that you may request after the issue date. Currently, standard, automated illustrations are provided at no charge at the time of purchase and after issue. We may charge up to $100 for illustrations which require manual calculations or manipulation or revision to the generating software. Manual calculations are required for illustrations involving increase or decrease in death benefits, addition of new riders, cases in lapse pending, cancellations and death benefit type changes.

Each year we will send you an annual report which shows the current accumulation value, the cash surrender value, the stated amount, any policy indebtedness, any partial withdrawals since the date of the last report, investment experience credited since the last report, premiums paid and all charges imposed since the last annual report. A fee not to exceed $100 may be charged for a special request for an annual report of your account status. A request for an annual report of your account is a special request when it is for a time period other than a policy year. We will also send you all reports required by the 1940 Act.

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Loan Interest

We charge you interest in advance on loans you take from your policy values. The annual rate is 5.0% of loan account balance for regular loans and 3.846% of loan account balance for preferred loans.

Reinstatement Fee

You will be required to pay a reinstatement fee in order to reinstate your policy. The reinstatement fee is comprised of Accrued Monthly Deductions, 2 months of Monthly Deductions calculated based upon your age, gender, risk class, rating and Stated Amount at the time of reinstatement, 6% interest on any outstanding loan amount from the time the policy lapsed and a Premium Expense Charge. The Premium Expense Charge computed under the reinstatement fee applies to the Accrued Monthly Deductions and the 2 months of Monthly Deductions due at the time of reinstatement. Please see “Premium Expense Charge” on page 18 for more information about the charge.

At the time of reinstatement, the policy will be restored to the same Accumulation Value you had when the policy lapsed. The Policy Date and Stated Amount, as well as your Subaccount allocations, remain the same as when the policy lapsed. Monthly deductions and charges for the Policy after reinstatement will be based upon your age, gender, risk class, rating and Stated Amount at the time of reinstatement.

The reinstatement fee is calculated by adding (i) plus (ii) plus (iii) plus (iv), where:

(i)	is the Accrued Monthly Deductions;

(ii)	is 2 months of Monthly Deductions calculated based upon your age, gender, risk class, rating and Stated Amount at the time of reinstatement;

(iii)	is 6% interest on any outstanding loan amount from the time the policy lapsed; and

(iv)	is the Premium Expense Charge on the amounts in (i) and (ii).

For an example of the reinstatement fee, assume a representative insured’s (age 45 male, non-tobacco user, Standard risk class) policy lapsed on January 1st. At the time the policy lapsed, it had a Stated Amount of $100,000 and Accumulation Value of $4,400. The policy had (i) Accrued Monthly Deductions of $70 and (ii) Monthly Deductions of $35 on January 1st and $38 two years from January 1st. The policy has an outstanding loan amount of $2,000. The (iv) Premium Expense Charge is 4.3%, which is comprised of a distribution charge of 2.9% and a state premium tax of 1.4%.

If the policyholder reinstates the policy on January 15th of the same year, the reinstatement fee would be $151.22. This includes:

(i)	$70 of Accrued Monthly Deductions;

(ii)	$70 for two months of the $35 Monthly Deductions;

(iii)	$4.93 of loan interest (calculated at 6% for 15 days from the lapse date to the reinstatement date); and

(iv)	$6.29 for 4.3% Premium Expense Charge on the amounts in (i) and (ii).

If the policyholder reinstates the policy on January 15th two years after the policy lapsed, the reinstatement fee would be $405.30. This includes:

(i)	$70 of Accrued Monthly Deductions;

(ii)	$76 for two months of the $38 Monthly Deductions;

(iii)	$252.74 of loan interest (calculated at 6% for 2 years and 15 days from the lapse date to the reinstatement date); and

(iv)	$6.56 for 4.3% Premium Expense Charge on the amounts in (i) and (ii).

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The policy will be reinstated in both examples with the Stated Amount of $100,000 and an Accumulation Value of $4,400.

Other Charges

Subject to certain requirements, one or more optional insurance benefits may be added to your policy, including riders providing additional term insurance, spouse/additional insured term insurance, family plan/children insurance, a guaranteed purchase option, accidental death, waiver of premium, exchange of life insured, continuation of coverage and accelerated death benefit. More detailed information concerning such riders may be obtained from your registered representative. Optional riders may not be approved in all states and may be no longer offered by the Company at anytime, without prior notice. The cost of any optional insurance benefits will be deducted as part of the monthly deduction. Charges for riders are set forth in the Fee Tables.

The accelerated death benefit, also called the Lifetime Advantage Rider, permits you to withdraw up to half the value of your policy (up to $250,000.00) in the event you are diagnosed with a terminal disease and not expected to live more than 12 months. There may be an administrative charge of $100 if permitted under state law for this rider and you can select the rider at anytime by contacting us.

We may also charge the assets of each portfolio and the General Account to provide for any federal taxes that may become payable by us in respect of such assets. Under current law, no such federal taxes are anticipated. In addition, the Funds pay certain fees and expenses from Fund assets. These fees and expenses are reflected in your unit values. The principal expenses at the Fund level are an investment advisory fee and Fund operating expenses. The Funds pay their Advisers annual fees on the basis of each portfolio’s average daily net assets during the month for which the fees are paid. The charges are detailed in the Funds’ prospectuses.

General Description of the Policy

Ownership Rights

The Policy belongs to the person named in the application, unless later changed. The Policyholder is the insured unless the application specifies a different person as the insured or the Policyholder is changed thereafter. While the insured is living, the Policyholder may exercise all of the rights and options granted in the Policy, with the consent of any irrevocable beneficiary and subject to the terms of any assignment of the Policy. Your principal rights as Policyholder are as follows:

•	to appoint or change beneficiaries;

•	to receive amounts payable before the death of the insured;

•	to assign the Policy (if you assign the Policy, your rights and the rights of anyone who is to receive payment under the Policy are subject to the terms of that assignment);

•	to change the Policyholder of the Policy; and

•	to change the face amount of the Policy.

No change of a Policyholder or a beneficiary will take effect unless we receive written request thereof and the new Policyholder or beneficiary must have an insurable interest in the life of the insured at the time of the requested change of Policyholder or beneficiary. When received, the request will take effect as of the date it was signed, subject to payment or other action taken by us before it was received.

The policy may be assigned as collateral security. We must be notified in writing if the policy has been assigned. Each assignment will be subject to any payments made or action taken by us prior to our notification of such assignment. We are not responsible for the validity of an assignment. The policyholder’s rights and the rights of the beneficiary may be affected by an assignment. We will not allow an assignment that, in our sole opinion, could

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result in the transfer of any rights or benefits payable under the policy to a person, entity or a trust that does not have an insurable interest in the life of the insured at the time of the requested assignment.

Allocation of Premiums

In the Policy application, you may direct the allocation of your net premium payments among up to 18 investment options, including the subaccounts of VAR and the General Account. Your initial allocation will take effect on the first process day following the issue date or, if later, when we receive your initial premium payment. Pending such allocation, net premiums will be held in the Money Market Portfolio. Premiums allocated to the DCA program (as described below) will take effect on the day preceding the first process day. If you fail to indicate an allocation in your Policy application, we will leave your net premiums in the Money Market subaccount until we receive allocation instructions. You will receive a policy amendment with your policy stating that the premium payment was allocated to the Money Market Portfolio. The amount allocated to any subaccount or the General Account must equal a whole percentage. You may change the allocation of your future net premiums at any time upon written notice to us. Premiums allocated to an increase will be credited to the subaccounts and the General Account in accordance with your premium allocation then in effect on the later of the date of the increase or the date we receive such a premium.

Transfers

You may transfer the Accumulation Value of your Policy among the subaccounts of VAR and to the General Account at any time. Each amount transferred must be at least $300 unless a smaller amount constitutes the entire Accumulation Value of the subaccount from which the transfer is being made, in which case you may only transfer the entire amount. There is a transfer fee of $3 for each transfer, but we are presently waiving that charge for the first 12 transfers during a policy year. Such fee is guaranteed not to exceed $15 in the future.

Transfers from the General Account to the subaccounts are subject to additional restrictions. No more than 25% of the Accumulation Value in the General Account as of the end of the previous Policy year, or $1,000, if greater, may be transferred to one or more of the subaccounts in any Policy year.

To the extent that transfers, surrenders and loans from a subaccount exceed net purchase payments and transfers into that subaccount, securities of the corresponding portfolio of the Fund may have to be sold. Excessive sales of a portfolio’s securities on short notice could be detrimental to that portfolio and to policyholders with values allocated to the corresponding subaccount. To protect the interests of all policyholders we may limit the number, frequency, method or amount of transfers. Transfers from any Fund on any one day may be limited to 1% of the previous day’s total net assets of that Fund if we or the Fund, in our or their discretion, believe that the Fund might otherwise be damaged.

If and when transfers must be so limited, some transfers will not be made. In determining which transfers will be made, scheduled transfers will be made first, followed by mailed written requests in the order received and, lastly, telephone and facsimile transfers in the order received. This policy will be applied uniformly without exception. If your transfers are not executed, we will notify you first by telephone, then by mail if we are unable to contact you by telephone. Current rules of the Commission preclude us from processing at a later date those requests that were not honored. Accordingly, a new transfer request would have to be submitted in order to make a transfer that was not honored because of these limitations.

We will process a transfer at the end of the valuation period on which we receive your request in good order. For example, if we receive your request in good order by 4:00 p.m. (Eastern Time) on a day when the New York Stock Exchange is open for unrestricted trading, the amount of Accumulation Value you have available to transfer will be based on that day’s price. Please see “Accumulation Unit Values” and “Determination of Variable Accumulation Values” for more information regarding the calculation of your Accumulation Value.

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If you request to rebalance your subaccount allocations by changing the percentage of funds allocated to different subaccounts, we will only be able to comply with your request by using a two day transfer process. The contract does not provide for this type of request to be processed within one day.

Electronic Access

If you give us authorization, your Policy and unit values and interest rates can be checked by telephoning us at 1-800-366-6654, #1 or by accessing our web site at any time at www.Ohionational.com. You may also make transfers and change allocations on our web site. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the policyholder a written confirmation of all electronic transfers. However, if we cannot complete a transfer as requested, our customer service representative will contact the policyholder in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize it.

We reserve the right to limit or restrict electronic access in any form at any time as to any policyholder.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your registered representative’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.

Excessive Trading and Market Timing

We discourage excessive trading and market timing through your Policy and have policies and procedures in place with respect to such activities. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio managers from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The Policy and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. We will contact you the next business day by telephone to inform you that your requested transaction has been rejected. If we are unable to contact you by telephone, we will contact you or your registered representative in writing to inform you of the rejected transaction. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the policyholder is determined to have traded excessively, we will notify the policyholder in writing that his or her Policy will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or otherwise made public.

Upon the second instance of excessive trading, the policyholder will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, transfers of Policy values will only be permitted into the money market portfolio and all transfer privileges will be suspended. The policyholder will be informed in writing of the

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denial of future transfer privileges. If a policyholder decides to surrender the Policy following suspension of transfer privileges, the policyholder will incur the resulting surrender charge.

We may, in our sole discretion, take any Policy off of the list of monitored policies, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading and market timing as described in this section will be applied to all policyholders uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a Policy on the list of monitored policies despite the fact the policyholder has not exceeded the established transfer limits. You may be deemed to have traded excessively, even if you have not exceeded the number of free transfers permitted by your Policy.

Some of the factors we may consider when determining whether or not to place a Policy on the list of monitored policies may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the portfolios involved in the transfer;

•	The investment objectives of the particular portfolios involved in your transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Policyholders who have not engaged in market timing or excessive trading may also be prevented from transferring Policy values if we, or the portfolios, believe that an intermediary associated with the policyholder’s account has otherwise been involved in market timing or excessive trading on behalf of other policyholders. Likewise, policyholders who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Policyholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such policyholders or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those policyholders engaging in market timing and/or excessive trading, the previously mentioned harms associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of policyholders and the amounts and dates of any purchase, redemption, transfer or exchange requests by policyholders. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a policyholder upon instruction from the Funds.

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Dollar Cost Averaging

We administer a Dollar Cost Averaging (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount from the General Account or Money Market Portfolio to any of the other subaccounts or to the General Account.

The DCA program is only available on Policies having a total Accumulation Value of at least $2,500. Each transfer under the DCA program must be at least $100 and at least 12 transfers must be scheduled. The initial transfer into the DCA program from the Money Market subaccount will count against the 12 free transfers you are allowed each Policy year; however, the transfer fee will not apply to the remaining DCA transfers. Therefore, if you have transfers in excess of 11 outside of the DCA program, you will incur a transfer fee. We may discontinue or modify the DCA program at any time. You may make an unscheduled transfer from a purchase payment allocated to a DCA account, but only for the full value of the DCA attributable to such purchase payment.

DCA generally has the effect of reducing the risk of purchasing at the top of a market cycle by reducing the average cost of indirectly purchasing Fund shares through the subaccounts to less than the average price of the shares on the same purchase dates. This is because greater numbers of shares are purchased when the share prices are lower than when share prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. In addition, in a rising market, DCA will produce a lower rate of return than will a single up-front investment.

Directed Charges

You may direct us to deduct monthly cost of insurance charges and maintenance fees only from the General Account or the Money Market Portfolio instead of pro rata from all of the portfolios to which you have allocated premium payments. In the event you requested directed charges and there is insufficient values to pay the charges, the remaining amount will be deducted pro rata from the portfolios in which there are values. There is no fee for this service, and you may request this feature at any time. We do, however, reserve the right to alter or discontinue the service at any time.

Conversion

Once during the first two years following the issue date and the date of any increase in stated amount, you may convert your Policy or increase, as applicable, to a fixed benefit flexible premium policy by transferring all of your Accumulation Value to the General Account. After such a transfer, minimum values and death benefits under your Policy will be determinable and guaranteed. Accumulation Values will be determined as of the date we receive a conversion request at our Home Office. There will be no change in stated amount as a result of the conversion and no evidence of insurability is required. Outstanding loans need not be repaid in order to convert your Policy. Transfers of Accumulation Value to the General Account in connection with such a conversion will be made without charge. You may continue to benefit from riders you have selected in this policy upon converting your policy to a fixed benefit flexible premium policy. Please speak with your registered representative.

Modifying the Policy

Any modification or waiver of our rights or requirements under the Policy must be in writing and signed by our president or secretary. No registered representative may bind us by making any promise not contained in the Policy.

Upon notice to you, we may modify the Policy:

•	to make the Policy or VAR comply with any law or regulation issued by a governmental agency to which we are subject;

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•	to assure continued qualification of the Policy as a life insurance contract under the Internal Revenue Code or other Federal or state laws relating to variable life policies;

•	to reflect a change in the operation of VAR; or

•	to provide additional subaccount and/or Guaranteed Account options.

If we modify the Policy, we will make appropriate endorsements to the Policy. If any provision of the Policy conflicts with the laws of any governmental agency to which we are subject, we reserve the right to amend the provision to conform to these laws.

Free Look Period

You have the right to examine and cancel your Policy by returning the Policy to us (or to the registered representative who sold it) on or before 20 days after you receive the Policy. There may be longer or shorter periods depending on applicable state law. See the “Free Look” provision of your Policy. If you decide to cancel the Policy during the Free Look period, we will treat the Policy as if we never issued it. We will refund monies owed within 7 days after we receive the returned Policy at our Home Office. Initial premium payments are held in the Money Market Portfolio until the first process day following the issue date. Your initial premiums, therefore, will not share in the investment experience of your initial allocations until the first process day. Your state’s laws will determine if we return Accumulation Values or the full refund of Premiums if you choose to cancel the policy during the free look period.

If you live in a state that requires us to return a full refund of premium, we will refund the greater of:

•	your entire payment; or

•	the Accumulation Value plus deductions under the Policy for taxes, charges or fees. (Surrender charges will not be assessed.)

If you live in a state that requires us to return Accumulation Value, we will refund:

•	your Accumulation Value as of the date we receive the returned Policy, plus

•	any deductions under the Policy for taxes, charges or fees. (Surrender charges will not be assessed).

We may postpone payment of the refund under certain conditions. For example, we may delay refund of any payment you made by check until the check has cleared your bank.

Free Look for Increases in Face Amount

Similarly, after an increase in face amount, we will mail or deliver to you a free look notice for the increase. You will have the right to cancel the increase on or before 20 days after you receive the notice. This period may be longer based upon applicable state law. Premium that you submit to us for the approved increase will be invested in your specified subaccount allocations upon receipt. If you cancel the increase, you will receive a credit to your Accumulation Value of the charges deducted for the increase. You may elect to have the premium that you submitted to us for the increase either be returned to you or applied to your policy if you decide to cancel the increase.

State Variations

Any state variations in the Policy are described in a special Policy form for use in that state. This prospectus provides a general description of the Policy. If you would like to receive a copy of your Policy and any of its endorsements and riders, contact our Home Office.

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Withholding Payment after Premium Payment

We may withhold payment of any increased Accumulation Value or loan value resulting from a recent premium payment until your premium check has cleared. This could take up to 15 days after we receive your check.

Other Policies

We offer other variable life insurance policies that may invest in the same portfolios of the Funds. We also offer a full line of traditional life insurance and fixed and variable annuity contracts through our affiliated company, The Ohio National Life Insurance Company. For more information about these policies or contracts, please contact us or your registered representative.

Premiums

Purchasing a Policy

To purchase a Policy, you must submit a completed application to us through one of our licensed agents who is also a registered representative of a registered broker-dealer who has a selling arrangement with Ohio National Equities, Inc. (“ONEQ”). This policy is not available to legal residents of New York.

The minimum initial amount of insurance coverage (or face amount) is $100,000. The Policy will generally not be issued to anyone over the age of 85 and will not be issued on the 29th, 30th or 31st of any month.

An initial premium is required to purchase a Policy. The initial premium is allocated to the Money Market Portfolio until the first process day following the issue date, at which time your initial allocation will take effect. Premiums allocated to the DCA program will take effect on the day preceding the first process day. In addition, you must pay a minimum premium to keep the Death Benefit Guarantee in effect during the Death Benefit Guarantee Period. The Death Benefit Guarantee is discussed in more detail later in this prospectus. You must have paid, cumulatively, total premiums that equal or exceed the monthly minimum premium indicated on the Policy specification page multiplied by the number of Policy months the Policy has been in effect. If you fail to meet this requirement, the Death Benefit Guarantee is no longer in effect and may generally not be reinstated. For purposes of determining whether you have met the cumulative total premium requirement, we will consider your cumulative total premium payments to be an amount equal to the payments you have actually made minus any policy loans and partial surrenders. The monthly minimum premium indicated on the specification page of your Policy will remain a level amount until you reach the end of the Death Benefit Guarantee Period shown on the specification page. The monthly minimum premium will increase with any increase in the stated amount and decrease with any decrease in stated amount. The monthly minimum premium may also be changed upon any other type of Policy change. You choose the Death Benefit Guarantee Period from among the available periods. Currently there are three different periods available: 7 years; to age 70 (or 10 years, if later); or to maturity. Not all options are available in all states.

We may, at our discretion, refuse to accept a premium payment of less than $25 or one that would cause the Policy, without an increase in death benefit, to be disqualified as life insurance or to be treated as a modified endowment contract under federal law.

To aid you in formulating your insurance plan under the Policy, you will adopt a planned premium schedule at the time of purchase indicating your intended level of payments. The planned premium will generally be an amount greater than your minimum premium and less than your guideline annual premium. You do not have to follow the planned premium, as it is only a planning device. Paying the planned premium does not guarantee that the Policy will not lapse, unless the Guaranteed Death Benefit Period is in effect.

This Policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the Policy without allowing the Policy to lapse.

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The aim of this strategy is to continue borrowing from the Policy, while leaving sufficient Cash Surrender Value in the Policy to pay the monthly charges and deductions. You may be required to pay additional premiums to keep the Policy from lapsing. Anyone considering using the Policy as a source of tax-free income by taking out Policy loans should consult a competent tax adviser about the tax risks inherent in such a strategy before purchasing the Policy.

Lapse

Provided you pay the minimum premiums required to maintain the Death Benefit Guarantee, your Policy will not lapse during the Death Benefit Guarantee Period. If you fail to pay the minimum premiums, the Death Benefit Guarantee expires. Without the Death Benefit Guarantee, the Policy will remain in force only as long as the Cash Surrender Value, less any outstanding Policy indebtedness, is sufficient to pay the next monthly deduction. When the Cash Surrender Value will not pay the next monthly deduction, you will have a 61 day grace period in which to increase your Cash Surrender Value by paying additional premiums. The grace period begins on the process day upon which the policy goes into lapse pending status. We will notify you in writing that your Policy has entered the 61 day grace period. In some states, we will also notify a second addressee listed on the policy. If you do not pay sufficient additional premiums during the grace period, the Policy will lapse and terminate without value.

Reinstatement

Once a Policy has lapsed, you may request reinstatement of the Policy any time within five years of the lapse. Satisfactory proof of insurability and payment of a reinstatement fee are required for reinstatement. While we may reinstate your Policy, we generally will not reinstate the Death Benefit Guarantee. Your cost of insurance will generally be higher for a reinstated Policy.

Replacing Existing Insurance

It may not be in your best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. You should compare your existing insurance and the Policy carefully. You should replace your existing insurance only if you determine that this Policy is better for you. You may have to pay a surrender charge on your existing insurance, and this Policy will impose a new surrender charge period. You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If, for example, you surrender your existing policy for cash and then buy the Policy, you may have to pay Federal income tax, possibly including a 10% penalty tax, on the surrender. The issuance of the Policy may be delayed where you are replacing existing insurance if (i) we have not received the required replacement forms; or (ii) we have not received the proceeds from your existing insurance and we have not otherwise received sufficient premium directly from you to put the policy in force.

Applying For A Policy

After receiving a completed application from a prospective Policyholder, we will begin the underwriting process to decide the insurability of the proposed insured. We must receive evidence of insurability that satisfies our underwriting standards before we will issue a Policy. We may require medical examinations and other information before deciding insurability. We will issue a Policy only after underwriting has been completed. We reserve the right to modify our minimum face amount and underwriting requirements at any time, and to reject an application for any reason permitted by law.

If a prospective Policyholder makes an initial payment of at least one minimum monthly payment, we will provide temporary insurance during underwriting. The temporary insurance will be the insurance applied for, up to a maximum of $1,000,000, depending on the age and underwriting class of the proposed insured and whether the proposed insured has other coverage with us. This coverage will continue for no more than 90 days from the date of the application and, if required, the completed medical exam. We will return only the premium paid if death

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occurs during this coverage under certain circumstances as described in the Limited Temporary Life Insurance Agreement.

If you have made premium payments before we issue the Policy, but no temporary insurance is in effect because of the 90 day limit discussed above, we will allocate those premium payments to a non-interest bearing account. If the Policy is not issued and accepted, we will return premium payments to the payor of the premium payments without interest.

When Insurance Coverage Takes Effect

We will issue the Policy only if the underwriting process has been completed, the application has been approved, and the proposed insured is alive and in the same condition of health as described in the application. The issue date will be the same as the policy date except for backdated policies, for which the policy date will be prior to the issue date, and except for cash on delivery policies, for which the policy date will be after the issue date. (At your request and in limited circumstances, we will backdate a policy as much as six months.) The policy date is the date we use to measure monthly processing dates, Policy Years and Policy Anniversaries. We begin to deduct monthly charges from your Accumulation Value on the policy date. Full insurance coverage under the Policy will take effect when the Policy has been issued, the minimum initial premium has been paid and the Policyholder has executed a delivery receipt.

Limitation on Right to Contest

We will not contest the insurance coverage provided under the policy, except for any subsequent increase in stated amount, after the policy has been in force during your lifetime for a period of two years from the policy date or issue date depending upon the state law in which you reside. This provision does not apply to any rider which grants disability or accidental death benefits. Any increase in the stated amount will not be contested after such increase has been in force during your lifetime for two years following the effective date of the increase. Any increase will be contestable within the two year period only with regard to statements concerning the increase. The basis for contestability will vary by state. A new contestable period of two years begins at reinstatement. A new two year contestable period for the event of suicide begins as well although some states limit the new contestable period to one year.

Accumulation Unit Values

We use accumulation units as a measure of value for bookkeeping purposes. When you allocate net premiums to a subaccount, we credit your Policy with accumulation units. Premiums are credited to the contract’s cash value on the basis of the subaccount valuation next determined after receipt of a premium. In addition, other transactions, including loans, partial and full surrenders, transfers, surrender and service charges, and monthly deductions, affect the number of accumulation units credited to your Policy. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the unit value of the affected subaccount. We determine the unit value of each subaccount on each valuation date. The number of units so credited or debited will be based on the unit value on the valuation date on which the premium payment or transaction request is received by us at our Home Office. The number of units credited will not change because of subsequent changes in unit value. The dollar value of each subaccount’s units will reflect asset charges and the investment performance of the corresponding portfolio of the Funds.

The accumulation unit value of each subaccount’s unit initially was $10. The unit value of a subaccount on any valuation date is calculated by multiplying the subaccount unit value on the previous valuation date by its net investment factor for the current valuation period.

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Determination of Variable Accumulation Values

Your Accumulation Value in VAR may increase or decrease depending on the investment performance of the subaccounts you choose. There is no guaranteed minimum Accumulation Value in VAR.

The Accumulation Value of your Policy will be calculated initially on the later of the issue date or when we first receive a premium payment. After that, it is calculated on each valuation date. Valuation dates are typically days when the New York Stock Exchange is open for unrestricted trading. On the initial valuation date, your Accumulation Value will equal the initial net premium paid minus the premium expense charge and the first monthly deduction. On each subsequent valuation date, your Accumulation Value will be (1) plus any transactions referred to in (2), (3) and (4) and minus any transactions referred to in (5), (6) and (7) which occur during the current valuation period, where:

(1)	is the sum of each subaccount’s accumulation value as of the previous valuation date multiplied by each subaccount’s net investment factor for the current valuation period;

(2)	is net premiums allocated to VAR;

(3)	is transfers from the loan collateral account as a result of loan repayments and reallocations of accumulation value from the General Account;

(4)	is interest on policy indebtedness credited to the variable subaccounts;

(5)	is transfers to the loan collateral account in connection with policy loans and reallocations of accumulation value to the General Account;

(6)	is any partial surrender made (and any surrender charge imposed); and

(7)	is the monthly deduction.

Net Investment Factor

We use a net investment factor to measure investment performance of each subaccount and to determine changes in unit value from one valuation period to the next. The net investment factor for a valuation period is (a÷b)–c where:

(a)	is (i) the value of the assets of the subaccount at the end of the preceding valuation period, plus (ii) the investment income and capital gains, realized or unrealized, credited to the assets of the subaccount during the valuation period for which the net investment factor is being determined, minus, (iii) any amount charged against the subaccount for taxes or any amount set aside during the valuation period by us to provide for taxes we determine are attributable to the operation or maintenance of that subaccount (currently there are no such taxes);

(b)	is the value of the assets of the subaccount at the end of the preceding valuation period; and

(c)	is a charge no greater than 0.75% on an annual basis for mortality and expense risks. This amount may be reduced, depending on your Policy’s cash value.

Death Benefits and Policy Values

As long as the Policy remains in force we will, upon receipt of due proof of the insured’s death, pay the Policy proceeds to the beneficiary. The amount of the death benefit payable will be determined as of the date of death, or on the next following valuation date if the date of death is not a valuation date.

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Unless a settlement option is elected, the proceeds will be paid according to your beneficiary’s selection from the settlement options listed in the Policy. We offer both beneficiaries and Policyholders a wide variety of settlement options listed in the Policy. If no selection is made, the proceeds will be paid in a lump sum.

Settlement Options

In addition to a lump sum payment of benefits under the Policy, any proceeds may be paid in any of the five methods described in your Policy. The five settlement options are (i) Proceeds at interest (ii) Payment for a period of time (iii) Life Income (Under this option, the Policy has no more value after the death of the beneficiary.) (iv) Payment of Certain amount or (v) Joint and Survivor life income. (Under this option, the contract has no more value after the second beneficiary’s death.) For more details, contact your registered representative. A settlement option may be designated by notifying us in writing at our Home Office. Any amount left with us for payment under a settlement option will be transferred to the General Account. During the life of the insured, the Policyholder may select a settlement option. If a settlement option has not been chosen at the insured’s death, the beneficiary may choose one. If a beneficiary is changed, the settlement option selection will no longer be in effect unless the Policyholder requests that it continue. A settlement option may be elected only if the amount of the proceeds is $5,000 or more. In some states, the beneficiary may select a settlement option other than a lump sum distribution even if the amount of the proceeds are less than $5,000. We can change the interval of payments if necessary to increase the payments to at least $25 each.

The Policy provides for two death benefit plans:  a level option (“Option A”) and a variable option (“Option B”). Generally, you designate the death benefit option in your Policy application. Subject to certain restrictions, you may change the death benefit option from time to time. As long as the Policy remains in force, the death benefit under either option will never be less than the stated amount of the Policy.

Option A — Level Benefit

The death benefit is the greater of:

•	the Policy’s stated amount on the date of death, or

•	the death benefit determined by the corridor percentage test.

The death benefit determined by the corridor percentage test equals the Accumulation Value of the Policy on the date of death plus such Accumulation Value multiplied by the corridor percentage. The corridor percentage varies with attained age, as indicated in the following table:

Attained	Corridor	Attained	Corridor	Attained	Corridor	Attained	Corridor
Age	Percentage	Age	Percentage	Age	Percentage	Age	Percentage

40 & below	150%	52	71%	64	22%	91	4%
41	143	53	64	65	20	92	3%
42	136	54	57	66	19	93	2%
43	129	55	50	67	18	94	1%
44	122	56	46	68	17	95 & above	0%
45	115	57	42	69	16
46	109	58	38	70	15
47	103	59	34	71	13
48	97	60	30	72	11
49	91	61	28	73	9
50	85	62	26	74	7
51	78	63	24	75-90	5

Illustration of Option A.  Assume that the insured’s attained age at time of death is 40 and that the stated amount of the Policy is $100,000.

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Under these circumstances, any time the Accumulation Value of the Policy is less than $40,000.00, the death benefit will be the stated amount. However, any time the Accumulation Value exceeds $40,000.00, the death benefit will be greater than the Policy’s $100,000.00 stated amount due to the corridor percentage test. This is because the death benefit for an insured who dies at age 40 must be at least equal to the Accumulation Value plus 150% of the Accumulation Value. Consequently, each additional dollar added to Accumulation Value above $40,000.00 will increase the death benefit by $2.50. Similarly, to the extent Accumulation Value exceeds $40,000.00, each dollar taken out of Accumulation Value will reduce the death benefit by $2.50. If, for example, the Accumulation Value is reduced from $48,000.00 to $40,000.00, the death benefit will be reduced from $120,000.00 to $100,000.00. However, further reductions in the Accumulation Value below the $40,000.00 level will not affect the death benefit so long as the reductions are due to performance. Reductions due to surrenders, loans and partial surrenders do affect the death benefit.

In the foregoing example, the breakpoint of $40,000.00 of Accumulation Value for using the corridor percentage test to calculate the death benefit was determined by dividing the $100,000.00 stated amount by 100% plus 150% (the corridor percentage at age 40, as shown in the table above). For your Policy, you may make the corresponding determination by dividing your stated amount by 100% plus the corridor percentage for your age (see the table above). The calculation will yield a dollar amount which will be your breakpoint for using the corridor percentage test. If your Accumulation Value is greater than such dollar figure, your death benefit will be determined by the corridor percentage test. If it is less, your death benefit will be your stated amount.

Option B — Variable Benefit

The death benefit is equal to the greater of:

•	the stated amount plus the accumulation value on the date of death, or

•	the death benefit determined by the corridor percentage as described above and using the foregoing table of corridor percentages.

Illustration of Option B.  Again assume that the insured’s attained age at the time of death is 40 and that the stated amount of the policy is $100,000.00.

Under these circumstances, a Policy with Accumulation Value of $20,000.00 will have a death benefit of $120,000.00 ($100,000.00 + $20,000.00). An Accumulation Value of $60,000.00 will yield a death benefit of $160,000.00 ($100,000.00 + $60,000.00). The death benefit under this illustration, however, must be at least equal to the Accumulation Value plus 150% of the Policy’s Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds $66,667.00, the death benefit will be greater than the stated amount plus Accumulation Value. Each additional dollar of Accumulation Value above $66,667.00 will increase the death benefit by $2.50. Under this illustration, a policy with an Accumulation Value of $80,000.00 will provide a death benefit of $200,000.00 ($80,000.00 + (150% × $80,000.00)).

Similarly, to the extent that Accumulation Value exceeds $66,667.00, each dollar taken out of Accumulation Value reduces the death benefit by $2.50. If, for example, the accumulation value is reduced from $80,000.00 to $68,000.00, the death benefit will be reduced from $200,000.00 to $170,000.00.

In the foregoing example, the breakpoint of $66,667.00 of Accumulation Value for using the corridor percentage test to calculate the death benefit was determined by dividing the $100,000.00 stated amount by 150% (the corridor percentage at age 40, as shown in the table above). For your Policy, you may make the corresponding determination by dividing your stated amount by the corridor percentage for your age (see the table above). The calculation will yield a dollar amount which will be your breakpoint for using the corridor percentage test. If your Accumulation Value is greater than such dollar figure, your death benefit will be determined by the corridor percentage test. If it is less, your death benefit will be your stated amount plus your Accumulation Value.

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Change in Death Benefit Option

Generally, after the second Policy year, you may change your death benefit option on any process day by sending us a written request. We may, in our discretion, refuse to accept a change in death benefit option that will disqualify the policy as a life insurance contract under the Code. Changing death benefit options from Option B to Option A will not require evidence of insurability. Changing death benefit options from Option A to Option B may require evidence of insurability. The effective date of any such change will be the process day on or following the date of receipt of your request.

As a general rule, when you wish to have favorable investment performance reflected in higher Accumulation Value, you should elect the Option A death benefit. Conversely, when you wish to have favorable investment performance reflected in increased insurance coverage, you should generally elect the Option B death benefit.

If you change your death benefit from Option A to Option B, your new stated amount will decrease by the accumulated value at the time of the change. This change may not be permitted if the new stated amount is less than issue amount limits.

If you change your death benefit option from Option B to Option A, your stated amount will be increased by the amount of your Accumulation Value to equal the death benefit which would have been payable under Option B on the effective date of the change. For example, a Option B policy with a $100,000.00 stated amount and $20,000.00 Accumulation Value ($120,000.00 death benefit) would be converted to a Option A policy with $120,000.00 stated amount. Again, the death benefit would remain the same on the effective date of the change.

A change in the death benefit option will not alter the amount of the Accumulation Value or the death benefit payable under the Policy on the effective date of the change. However, switching between the variable and the level options will alter your insurance program with consequent effects on the level of your future death benefits, Accumulation Values and premiums. For a given stated amount, the death benefit will be greater under Option B than under Option A, but the monthly deduction will be greater under Option B than under Option A. Furthermore, assuming your Accumulation Value continues to increase, your future cost of insurance charges will be higher after a change from Option A to Option B and lower after a change from Option B to Option A. If your Accumulation Value decreases in the future, the opposite will be true. Changes in the cost of insurance charges have no effect on your death benefit under Option A. Under Option B, however, increased cost of insurance charges will reduce the future accumulation value and death benefit to less than they otherwise would be.

Death Benefit Guarantee

We guarantee that the Policy will not lapse during the Death Benefit Guarantee Period provided you pay the Minimum Premium. The amount of any policy loans and partial surrenders will count against the cumulative total premium payments you have made. As long as the Death Benefit Guarantee is in effect, the Policy will not lapse even if, because of adverse investment performance, the Cash Surrender Value falls below the amount needed to pay the next monthly deduction. A charge per $1,000 of stated amount will be made for each month the Death Benefit Guarantee is in effect. There are 3 Death Benefit Guarantee Periods from which to choose. For the 7 year Death Benefit Guarantee there is no additional charge. The 10 year or to age 70 guarantee period has a $0.01 per $1000 of stated amount charge and the guarantee to maturity has a charge of $0.03 per $1000 of stated amount.

If on any process day the Minimum Premium requirement is not met, we will send you a notice of the required payment. If we do not receive the required payment within 61 days of the date of the mailing of such notice, the Death Benefit Guarantee will no longer be in effect. Generally, the Death Benefit Guarantee may not be reinstated once it has been lost.

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Changes in Stated Amount

Subject to certain limitations, you may at any time after the first Policy year increase your Policy’s stated amount or decrease your stated amount by sending us a written request. We may limit you to two such changes in each Policy year. Any change must be of at least $5,000. The effective date of the increase or decrease will be the process day on or following approval of the request. A change in stated amount will affect those charges assessed on a per $1000 of stated amount disclosed in the fee tables and surrender charges.

Increases.  An increase is treated similarly to the purchase of a new Policy. To obtain an increase, you must submit a supplemental application to us with satisfactory proof of insurability. An increase in the policy may result in a different cost of insurance charge for the increase depending upon insurability at the time of the increase. Depending on your Accumulation Value, you may or may not have to pay additional premiums to obtain an increase. If you must pay an additional premium, we must receive it by the effective date of the increase. The minimum premium required to maintain the Death Benefit Guarantee will be increased upon an increase in stated amount.

After an increase, a portion of your premium payments will be allocated to the increase. The allocated amounts will be in the same proportion to your total premium payments as the guideline annual premium for the increase is to the guideline annual premium for your initial stated amount plus the guideline annual premiums for all increases.

Only the increase in stated amount will be subject to the additional surrender charge.

With respect to premiums allocated to an increase, you will have the same free look and conversion rights with respect to an increase as with the initial purchase of your Policy.

Decreases.  You may decrease your stated amount after the first Policy year from the issue date or the date of any increase, subject to the following limitations:

•	The stated amount after any requested decrease may not be less than the minimum stated amount of $100,000.

•	The minimum decrease amount is $5,000.

•	We will not permit a decrease in stated amount if the decrease would disqualify the policy as life insurance under the Code.

If you decrease your stated amount, we will deduct any applicable surrender charge from your Accumulation Value. For purposes of calculating the amount of that surrender charge and the cost of insurance charge on your remaining coverage, a decrease in stated amount will reduce your existing stated amount in the following order:

•	the stated amount provided by your most recent increase,

•	your next most recent increases successively, and

•	your initial stated amount.

The minimum premium required to maintain the Death Benefit Guarantee will be reduced upon a decrease in stated amount.

Surrenders and Partial Surrenders

As an alternative to obtaining access to your Accumulation Value by using the loan provisions, you may obtain your Cash Surrender Value by exercising your surrender or partial surrender privileges. Partial or Full Surrenders, however, may involve tax liability.

You may surrender your Policy in full at any time by sending a written request on a form acceptable to us together with the Policy to our Home Office. The Cash Surrender Value of the Policy equals the Accumulation Value less any applicable surrender charges. Increases in stated amount carry their own surrender charge period, therefore, the

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total surrender charge may vary based on the total number of increases during the Policy period. Upon surrender, the amount of any outstanding loans will be deducted from the Cash Surrender Value to determine the proceeds. The proceeds will be determined on the valuation date on which the request for surrender is received. For example, if we receive your request in good order by 4:00 p.m. (Eastern Time) on a day when the New York Stock Exchange is open for unrestricted trading, the proceeds will be determined using that day’s price. Proceeds will generally be paid within seven days of receipt of a request for surrender.

After the first year after the issue date, you may obtain a portion of your Accumulation Value upon partial surrender of the Policy. Partial surrenders cannot be made more than twice during any Policy year. The amount of any partial surrender may not exceed the Cash Surrender Value, minus:

•	any outstanding policy indebtedness,

•	an amount sufficient to cover the next two monthly deductions, and

•	the Administrative Fee of $25 or 2% of the amount surrendered, if less.

We will reduce the Accumulation Value of your Policy by the amount of any gross partial surrender, which is equal to the amount disbursed plus the Administrative Fee plus any applicable surrender charge. If the Stated Amount has been increased, the amount of the partial surrender and any charges and fees arising out of such partial surrender will be applied to the Accumulation Value associated with each increase in the reverse order in which the increases were made. We will also treat your cumulative total premium payments as having been reduced by the amount of any partial surrender, which could cause the death benefit guarantee to lapse.

Under Option A, a partial surrender reduces your stated amount. Such a surrender will result in a dollar for dollar reduction in the death proceeds except when the death proceeds of your Policy are determined by the corridor percentage test. The stated amount remaining after a partial surrender may be no less than the minimum stated amount of $100,000. If increases in stated amount have occurred previously, a partial surrender will first reduce the stated amount of the most recent increase, then the next most recent increases successively, then the initial stated amount.

Under Option B, a partial surrender reduces your Accumulation Value. Such a reduction will result in a dollar for dollar reduction in the death proceeds except when the death proceeds are determined by the corridor percentage test. Because the Option B death benefit is the sum of the Accumulation Value and stated amount, a partial surrender under Option B does not reduce your stated amount but instead reduces Accumulation Value.

If the proceeds payable under either death benefit option both before and after the partial surrender are determined by the corridor percentage test, a partial surrender generally will result in a reduction in proceeds equal to the amount paid upon such surrender plus such amount multiplied by the applicable corridor percentage.

During the first 15 Policy years and for 15 years after the effective date of an increase, a partial surrender charge in addition to the administrative fee of the lesser of $25 or 2% of the amount surrendered will be made on the amount of partial surrenders in any Policy year that exceeds 10% of the Cash Surrender Value as of the end of the previous Policy year.

Loans

After the first Policy year, you may borrow up to the loan value of your Policy by sending a written request on a form acceptable to us to our Home Office. The loan value is the Cash Surrender Value less the monthly charges, including cost of insurance charges, on your Policy to the end of the current Policy year. The loan value will never be less than 90% of the Cash Surrender Value. The amount available at any time for a policy loan is the loan value less the amount of any outstanding loan. We will generally distribute the loan proceeds to you within seven days from receipt of your request for the loan at our Home Office, although payment of the proceeds may be postponed

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under certain circumstances. (See “Surrenders and Partial Surrenders — Postponement of Payments”.) In some circumstances, loans may involve tax liability. (See “Taxes”.)

When a loan is made, Accumulation Value in an amount equal to the loan will be taken from the General Account and each subaccount in proportion to your Accumulation Value in the General Account and each subaccount. This value is then held in the loan collateral account and earns interest at an effective rate guaranteed to be at least 4% per year. Such interest is credited to the subaccounts and the General Account in accordance with the premium allocation then in effect.

We charge you interest in advance on loans you take from your Policy values. The annual rate we deduct from your loan proceeds is 5.0%. Due to the compounding of interest paid at the beginning of the year this amount is equivalent to an annual rate of 5.26% if the interest was paid at the end of the year. When we make a loan, we add to the amount of the loan the interest covering the period until the end of the Policy year. At the beginning of each subsequent Policy year, if you fail to pay the interest in cash, we will transfer sufficient Accumulation Value from the General Account and each subaccount to pay the interest for the following Policy year. The allocation will be in proportion to your Accumulation Value in each subaccount.

You may repay a loan at any time, in whole or in part, before we pay the Policy proceeds. When you repay a loan, interest already charged covering any period after the repayment will reduce the amount necessary to repay the loan. Premiums paid in excess of any loan interest due and planned premium will be applied to reduce or repay such loan. Upon repayment of a loan, the loan collateral account will be reduced by the amount of the repayment. The value of the repayment will be allocated first to the General Account until the amount in the General Account is equal to the amount which was in the General Account immediately prior to the loan. Thereafter, the additional portion of the repayment, if any, will then be allocated to the General Account and each subaccount using the same percentages used to allocate net premiums unless you give notice otherwise.

Any outstanding Policy indebtedness will be subtracted from the proceeds payable at the insured’s death and from Cash Surrender Value upon complete surrender or maturity. We will also treat your cumulative total premium payments as having been reduced by an amount equal to the loan, which could cause the death benefit guarantee to lapse.

A loan, whether or not repaid, will have a permanent effect on a Policy’s Cash Surrender Value (and the death benefit under Option B policies) because the investment results of the subaccounts will apply only to the amount remaining in the subaccounts. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited upon the amount of the loan while the loan is outstanding, Policy values will not increase as rapidly as they would have if no loan had been made. If investment results are below that rate, Policy values will be higher than they would have been had no loan been made.

Preferred Loans

A preferred loan is available at any time on or after the 10th Policy anniversary. In the first Policy year in which you take a preferred loan, the maximum preferred loan available is 10% of the gross loan value. The gross loan value is the Cash Surrender Value minus an amount to cover monthly charges to the next Policy anniversary. In later Policy years, you may increase your preferred loan by an amount not greater than 10% of the gross loan value. The total amount of the preferred loan amount may never exceed the gross loan value. Loan interest on preferred loans is payable in advance at an annual rate of 3.846%. Due to the compounding of interest paid at the beginning of the year this amount is equal to an annual rate of 4% if the interest was paid at the end of the year. The interest rate credited to the Accumulation Value equal to the loaned amount under this preferred loan provision is 4.00%.

Certain Policy loans may result in currently taxable income and tax penalties. If you are considering the use of Policy loans as retirement income, you should consult your personal tax adviser regarding potential tax consequences that may arise if you do not make necessary payments to keep the Policy from lapsing. The amount of the premium payments necessary to keep the Policy from lapsing will increase with your age.

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Postponement of Payments

Payment of any amount upon a complete or partial surrender, a Policy loan, or benefits payable at death or maturity may be postponed whenever:

•	the New York Stock Exchange is closed other than customary week-end and holiday closings, or trading on the Exchange is restricted as determined by the Commission;

•	the Commission by order permits postponement for the protection of Policyholders; or

•	an emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of VAR’s net assets.

We may also withhold payment of any increased Accumulation Value or loan value resulting from a recent premium payment until your premium check has cleared. This could take up to 15 days after we receive your check.

Lapse and Reinstatement

Provided you pay the minimum premium and thereby keep the Death Benefit Guarantee in effect, your Policy will not lapse during the Death Benefit Guarantee Period. If you fail to pay the minimum premium and, as a result, the Death Benefit Guarantee is not in effect, the Policy will remain in force as long as the Cash Surrender value less any Policy indebtedness is sufficient to pay the next monthly deduction. If the Cash Surrender Value less any Policy indebtedness is insufficient to pay the next monthly deduction, you will be given a 61 day grace period within which to make a premium payment to avoid lapsing. The 61-day grace period begins on the due date of the monthly charges. The premium required to avoid lapse will be equal to the amount needed to allow the Cash Surrender Value less any Policy indebtedness to cover the monthly deduction for two Policy months. This required premium will be indicated in a written notice which we will send to you at the beginning of the grace period. The grace period begins when we mail the notice. In some states, we will also send the notice to a second addressee listed on the policy. The Policy will continue in force throughout the grace period, but if the required premium is not received in our Home Office by 4:00 p.m. Eastern Time on the last day of the grace period, the Policy will terminate without value at the end of the grace period. If the last day of the grace period is a Saturday, Sunday or a federal holiday, the required premium must be received in our Home Office by 4:00 p.m. Eastern Time the prior business day. If you die during the grace period, the death benefit will be reduced by the amount of any unpaid monthly deduction. However, the Policy will never lapse due to insufficient Cash Surrender Value as long as the Death Benefit Guarantee is in effect.

Reinstatement

If the Policy lapses, you may apply for reinstatement anytime within five years. Your policy will be reinstated if you supply proof of insurability as described in your contract and pay the reinstatement fee. The reinstatement fee is comprised of Accrued Monthly Deductions, 2 months of Monthly Deductions calculated based upon your age, gender, risk class, rating and Stated Amount at the time of reinstatement, 6% interest on any outstanding loan amount from the time the policy lapsed and a Premium Expense Charge. The Premium Expense Charge computed under the reinstatement fee applies to the Accrued Monthly Deductions and the 2 months of Monthly Deductions due at the time of reinstatement. Please see “Premium Expense Charge” on page 18 for more information about the charge.

At the time of reinstatement, the policy will be restored to the same Accumulation Value you had when the policy lapsed. The Policy Date and Stated Amount, as well as your Subaccount allocations, remain the same as when the policy lapsed. Monthly deductions and charges for the Policy after reinstatement will be based upon your age, gender, risk class, rating and Stated Amount at the time of reinstatement.

Please see “Reinstatement Fee” on page 21 for examples of the reinstatement fee calculation.

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Taxes

The following description is a brief summary of some of the Code provisions which, in our opinion, may currently affect the Policy. This summary does not purport to be complete or to cover all situations, including the possible tax consequences of changes in ownership. Counsel and other competent tax advisers should be consulted for more complete information. Tax laws can change, even with respect to policies that have already been issued. Tax law revisions, with unfavorable consequences to policies offered by this prospectus, could have retroactive effect on previously issued policies or on subsequent voluntary transactions in previously issued policies.

Policy Proceeds

The Policy contains provisions not found in traditional life insurance policies providing only for fixed benefits. However, under the Code the Policy should qualify as a life insurance policy for federal income tax purposes as long as certain conditions are met. Consequently, the proceeds of the Policy payable to the beneficiary on the death of the insured will generally be excluded from the beneficiary’s income for purposes of federal income tax. As long as the Policy remains in effect, any increases in the value of the Policy will not be taxable.

Current tax rules and penalties on distributions from life insurance policies apply to any life insurance policy issued or materially changed on or after June 21, 1988 that is funded more heavily (faster) than a traditional whole life plan designed to be paid-up after the payment of level annual premiums over a seven-year period. Thus, for such a policy (called a “modified endowment contract” in the Code), any distribution, including surrenders, partial surrenders, maturity proceeds, and loans secured by the policy, during the insured’s lifetime (but not payments received as an annuity or as a death benefit) would be included in the policyholder’s gross income to the extent that the policy’s Cash Surrender Value exceeds the owner’s investment in the policy. In addition, a ten percent penalty tax applies to any such distribution from such a policy, to the extent includible in gross income, except if made:

•	after the taxpayer’s attaining age 59 1/2,

•	as a result of his or her disability, or

•	in one of several prescribed forms of annuity payments.

Loans received under the Policy (unless the Policy is a modified endowment contract) will be construed as indebtedness of the policyholder in the same manner as loans under a fixed benefit life insurance policy and no part of any loan under the Policy is expected to constitute income to the policyholder. Interest payable with respect to such loans is not tax deductible. If the Policy is surrendered or lapsed, any Policy loan then in effect is treated as taxable income to the extent that the Policy’s Accumulation Value (including the loan amount) then exceeds your “basis” in the Policy. (Your “basis” equals the total amount of premiums that were paid into the Policy less any withdrawals from the Policy plus any amounts reported to you as taxable income due to loans secured by the Policy.)

Federal estate and local estate, inheritance and other tax consequences of Policy ownership or receipt of Policy proceeds depend upon the circumstances of each policyholder and beneficiary.

Avoiding Modified Endowment Contracts

If you have previously authorized us to do so, we will hold your premium payment for up to ten (10) business days, if applying the premium payment before the due date would cause the Policy to be treated as a Modified Endowment Contract (MEC) for federal income tax purposes.

If (i) you have not given us prior authorization to hold your premium payment for up to ten (10) business days, and we determine your premium payment will cause your Policy to become a MEC, if we apply your premium payment immediately or (ii) we determine that your premium will cause the policy to become a MEC even if we wait ten (10) business days to apply the premium, we will attempt to contact you within two (2) business days to determine your intent regarding the premium payment. If you do not want the Policy to be treated as a MEC for tax purposes, we will (i) delay applying the premium for ten (10) business days, where applicable, or (ii) refund the premium payment to the payor of the premium payment within five (5) business days of confirming your intentions. If we are unable to confirm your intentions within two (2) business days of receipt of the premium

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payment, we will apply the premium payment as of the third valuation date, and your Policy will be treated as a MEC for federal income tax purposes.

Correction of Modified Endowment Contracts

If you have made premium payments in excess of the amount that would be permitted without your Policy being treated as a MEC under the Code, you may, upon timely written request, prevent that tax treatment by receiving a refund, without deduction of any charges, of the excess premium paid, plus interest thereon at the rate of 6% per year. Under the Code, such a corrective action must be completed by no later than 60 days after the end of the year following the date the Policy became a MEC.

Right to Charge for Company Taxes

We are presently taxed as a life insurance company under the provisions of the Code. The Tax Reform Act of 1984 specifically provides for adjustments in reserves for flexible premium policies, and we will reflect flexible premium life insurance operations in our tax return in accordance with such Act.

Currently, no charge is assessed against VAR for our federal taxes, or provision made for such taxes, that may be attributable to VAR. However, we may in the future charge each subaccount of VAR for its portion of any tax charged to us in respect of that subaccount or its assets. Under present law, we may incur state and local taxes (in addition to premium taxes) in several states. We may decide to assess charges for such taxes, or make provision for such taxes, against VAR. Any such charges against VAR or its subaccounts could have an adverse effect on the investment performance of the subaccounts.

Legal Proceedings

There are no legal proceedings to which VAR is a party or to which the assets of any of the subaccounts of VAR are subject. We (including Ohio National Equities, Inc.) are not involved in any litigation that is of material importance in relation to our total assets or that relates to VAR.

Financial Statements

The financial statements of the Registrant, Ohio National Variable Account R, and the financial statements and schedules of the Depositor, Ohio National Life Assurance Corporation are included in the Statement of Additional Information (“SAI”). A copy of the SAI may be obtained by contacting your agent or representative, by contacting us at 1-800-366-6654 or by writing us at One Financial Way, Cincinnati, Ohio 45242. Copies are also on file with the Securities and Exchange Commission and are available on the Commission’s EDGAR System found at www.sec.gov.

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Glossary

We have tried to make this prospectus as easy to read as possible. However, because of the complexity of the Policy, it is sometimes necessary to use technical or defined terms. Listed below are some of the unfamiliar terms you may see in this prospectus.

Accumulation Value — the sum of the policy’s values in the subaccounts, the General Account and the loan collateral account.

Accrued Monthly Deduction — monthly deductions accrued and outstanding as of the date the policy lapses.

Age — the insured’s age at his or her nearest birthday.

Attained Age — the insured’s age at the end of the most recent policy year.

Beneficiary — the beneficiary designated by the policyholder in the application or in the latest notification of change of beneficiary filed with us. If the policyholder is the insured and if no beneficiary survives the insured, the insured’s estate will be the beneficiary. If the policyholder is not the insured and no beneficiary survives the insured, the policyholder or the policyholder’s estate will be the beneficiary.

Cash Surrender Value — the accumulation value minus any applicable surrender charges. The cash surrender value is subject to policy indebtedness.

Code — the Internal Revenue Code of 1986, as amended and all related regulations.

Commission — the Securities and Exchange Commission.

Corridor Percentage Test — a method of determining the minimum death benefit as required by the Code to qualify the policy as a “life insurance contract”. The minimum death benefit equals the accumulation value plus the accumulation value multiplied by a percentage that varies with age as specified by the Code.

Death Benefit — the amount payable upon the death of the insured, before deductions for policy indebtedness and unpaid monthly deductions.

Death Benefit Guarantee — our guarantee that the policy will not lapse so long as you have met the Minimum Premium requirement and the policy is still within the Death Benefit Guarantee period.

General Account — our assets other than those allocated to our separate accounts. The General Account may also be called the Guaranteed Account or the Fixed Account.

Good Order — an instruction or request is in good order when it is received in our Home Office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require the instruction or request be given in a certain form. If we do require it be given in a certain form then the instruction or request submitted must comply with the specified form to be in good order.

Guideline Annual Premium — the annual premium that would be payable through the policy maturity date for a specified stated amount of coverage if we scheduled premiums as to both timing and amount and such premiums were based on the 1980 Commissioners Standard Ordinary Mortality Table, net investment earnings at an annual effective rate of 4%, and fees and charges as set forth in the policy. This is the maximum premium permitted under the Code. All policy changes affect the guideline annual premium, and we may, in our discretion, refuse to accept any policy change that would cause the policy to be disqualified as life insurance under the Code.

Home Office — our principal executive offices located at One Financial Way, Cincinnati, Ohio 45242.

Initial Premium — an amount you must pay to begin policy coverage. It must be at least equal to one monthly minimum premium.

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Insured — the person upon whose life the policy is issued.

Issue Date — the date we approve your application and issue your policy. The issue date will be the same as the policy date except for backdated policies, for which the policy date will be prior to the issue date, and except for cash on delivery policies, for which the policy date will be after the issue date.

Loan Collateral Account — an account to which accumulation value in an amount equal to a policy loan is transferred pro rata from the subaccounts of VAR and the General Account.

Loan Value — the maximum amount that you may borrow under the policy. The loan value equals the cash surrender value minus the cost of insurance charges for the balance of the policy year. The loan value minus policy indebtedness equals the amount you may borrow at any given time.

Maturity Date — unless otherwise specified in the policy, the maturity date is the end of the policy year nearest the insured’s 100th birthday.

Minimum Premium — the monthly premium set forth on the specification page of your policy or any endorsement sent to you following a policy change necessary to maintain the death benefit guarantee. Although we express the minimum premium as a monthly amount, you need not pay it each month. Rather, you must pay, cumulatively, premiums that equal or exceed the sum of the minimum premiums required for each month that the Death Benefit Guarantee remains active. The cumulative minimum premium is reduced by all loans and partial surrenders.

Monthly Deduction — the monthly charge against cash value which includes the cost of insurance, an administration charge, and the cost of any optional insurance benefits added by rider.

Net Investment Factor — the percentage change in value of a subaccount from one valuation period to the next.

Net Premiums — the premiums you pay less the premium expense charge.

Planned Premium — a schedule indicating the policyholder’s planned premium payments under the policy. The schedule is a planning device only and you do not need to adhere to it.

Policy — this flexible premium variable life insurance policy. The policy may also be called the contract.

Policy Date — the date as of which policy charges begin. The policy date is used to determine policy months and years.

Policy Month — each policy month starts on the same date in each calendar month as the policy date.

Policy Year — each policy year starts on the same date in each calendar year as the policy date.

Policy Indebtedness — the total of any unpaid policy loans.

Policyholder — the person so designated on the specification page of the policy. The policyholder may also be called the contractowner.

Premium Expense Charge — an amount deducted from gross premiums consisting of a distribution charge and any state premium tax and other state and local taxes applicable to your policy.

Proceeds — the amount payable on surrender, maturity or death.

Process Day — the first day of each policy month.  We deduct monthly deductions and credit any interest earned on any amounts in the fixed account or on any outstanding loan balance on this day.

Pronouns — “our”, “us” or “we” means Ohio National Life Assurance Corporation. “You”, “your” or “yours” means the insured. If the insured is not the policyholder, “you”, “your” or “yours” means the policyholder when referring to policy rights, payments and notices.

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Receipt — with respect to transactions requiring valuation of variable account assets, a notice or request is deemed received by us on the date actually received if received on a valuation date before 4:00 p.m. Eastern Time. If received on a day that is not a valuation date or after 4:00 p.m. Eastern Time on a valuation date, it is deemed received on the next valuation date.

Settlement Options — methods of paying the proceeds other than in a lump sum.

Stated Amount — the minimum death benefit payable under the policy as long as the policy remains in force and which is set forth on the specification page of your policy.

Stipulated Premium — an amount selected by the policyholder at the time of purchasing the policy that will be waived each period as planned premium if the insured is totally disabled and exercises the waiver of premium for Total Disability Rider.

Subaccount — a subdivision of VAR which invests exclusively in the shares of a corresponding portfolio of one of the Funds.

Surrender Charge — a charge assessed in connection with policy surrenders, partial surrenders, lapses and decreases in stated amount applicable for 15 years from the policy date with respect to your initial stated amount and from the date of any increase in stated amount with respect to such increase. Surrender charges are based on your age, sex, underwriting classification and length of time you have held your policy. See the specification pages of your policy or the discussion under “Surrender Charges” below for more information.

Valuation Date — each day on which the net asset value of Fund shares is determined. See the accompanying Fund prospectuses.

Valuation Period — the period between two successive valuation dates that begins at 4:00 p.m. Eastern Time on one valuation date and ends at 4:00 p.m. Eastern Time on the next valuation date.

VAR — Ohio National Variable Account R.

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To learn more about ONLAC, this Policy and Ohio National Life, you should read the SAI dated June 28, 2010. You can request a free copy of the SAI, request other information about this Policy or make inquires about your Policy by contacting your agent or representative, by contacting us at 1-800-366-6654 or by writing to us at One Financial Way, Cincinnati, Ohio 45242.

The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy. Information about us and the policy (including the SAI) may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC 20549-1580. Additional information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-551-1580.

Investment Company Act of 1940 Registration File No. 811-4320

Securities Act of 1933 Registration File No. 333-109900

Form 6364

Statement of Additional Information
Ohio National Life Assurance Corporation
One Financial Way
Cincinnati, Ohio 45242
Telephone (800) 366-6654
Ohio National Variable Account R
Individual, Flexible Premium Variable Life Insurance Policy
This Statement of Additional Information contains additional information to the Prospectus for the individual, flexible premium variable life insurance policy (the “Policy”) issued by Ohio National Life Assurance Corporation (“the Company”). This Statement of Additional Information is not a prospectus and it should be read only in conjunction with the prospectus for the policy. The prospectus for the Policy is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy of the prospectus by contacting your agent or representative or by writing us at the address above or calling us toll-free at the telephone number listed above.
June 28, 2010

General Information	1
Services	2
Additional Information about Operation of Policies and Registrant	2
Additional Information about Charges	4
Performance Data	5
Indemnification	5
Principal Underwriter	6
Financial Data
General Information
Ohio National Life Assurance Corporation
We were established on June 26, 1979 under the laws of Ohio to facilitate the issuance of certain nonparticipating insurance policies. We are a wholly-owned stock subsidiary of Ohio National Life. We are licensed to sell life insurance in 47 states, the District of Columbia and Puerto Rico.
Ohio National Variable Account R (“VAR”)
We established VAR on May 6, 1985 pursuant to the insurance laws of the State of Ohio. VAR is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (“1940 Act”) as a unit investment trust. Such registration does not involve supervision by the Commission of the management or investment policies of the variable account or of us. Under Ohio law and federal securities law, VAR’s assets are held separate from our assets and exclusively for the benefit of policyholders and persons entitled to payments under the policy. VAR’s assets are not chargeable with liabilities arising out of our other business.
We keep VAR’s assets segregated from assets of our General Account. We maintain records of all purchases and redemptions of Fund shares by each of VAR’s subaccounts.
VAR has subaccounts corresponding to each of the Funds listed in the prospectus. VAR may in the future add or delete investment subaccounts. Each investment subaccount will invest exclusively in shares representing interests in one of the Funds. The income and realized and unrealized gains or losses on the assets of each subaccount are credited to or charged against that subaccount without regard to income or gains or losses from any other subaccount and do not reflect the investment experience of Ohio National Life Assurance Corporation’s other assets.
The Ohio National Life Insurance Company (“Ohio National Life”)
Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. Ohio National Life is a subsidiary of Ohio National Financial Services, Inc., which is a subsidiary of Ohio National Mutual Holdings, Inc. It writes life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently it has assets in excess of $20.8 billion and equity in excess of $1.5 billion. Ohio National Life provided us with the initial capital to finance our operations. From time to time, Ohio National Life may make additional capital contributions, although it is under no legal obligation to do so and its assets do not support the benefits provided under your policy.

Services
Independent Registered Public Accounting Firm
The financial statements of Ohio National Variable Account R and the financial statements and schedules of Ohio National Life Assurance Corporation for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.
Additional Information About Operation of Policies and Registrant
Additions, Deletions or Substitutions of Investments
We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares held by any subaccount or which any subaccount may purchase. If shares of the Funds should no longer be available for investment or if, in the judgment of management, further investment in shares of the Funds would be inappropriate in view of the purposes of the policy, we may substitute shares of any other investment company for shares already purchased, or to be purchased in the future. No substitution of securities will take place without notice to and the consent of policyholders and without prior approval of the Commission, all to the extent required by the 1940 Act. In addition, the investment policy of VAR will not be changed without the approval of the Ohio Superintendent of Insurance and such approval will be on file with the state insurance regulator of the state where your policy was delivered.

2

Misstatements
If the age or sex of the insured has been misstated in an application, including a reinstatement application, the amount payable under the policy by reason of the death of the insured will be 1.0032737 multiplied by the sum of (i) and (ii) where:
(i)	Is the accumulation value on the date of death; and

(ii)	is the death benefit, less the accumulation value on the date of death, multiplied by the ratio of (a) the cost of insurance actually deducted at the beginning of the policy month in which the death occurs to (b) the cost of insurance that should have been deducted at the insured’s true age or sex.
Suicide
The policy does not cover the risk of suicide or self-destruction within two years (one year depending upon state law) from the policy date or two years (one year depending upon state law) from the date of any increase in stated amount with respect to that increase, whether the insured is sane or insane. In the event of suicide within two years of the policy date, we will refund the greater of the cash value or premiums paid, without interest, less any policy indebtedness and less any partial surrender. In the event of suicide within two years of an increase in stated amount, we will refund the greater of the cash value or premiums allocated to the increase, without interest, less a deduction for a share of any policy indebtedness outstanding and any partial surrenders made since the increase. The share of indebtedness and partial surrenders so deducted will be determined by dividing the face amount of the increase by the total face amount at the time of death.
Beneficiaries
The primary and contingent beneficiaries are designated by the policyholder on the application. If changed, the primary beneficiary or contingent beneficiary is as shown in the latest change filed with us. If more than one beneficiary survives the insured, the proceeds of the policy will be paid in equal shares to the survivors in the appropriate beneficiary class unless requested otherwise by the policyholder.

3

Non-Participating Policy
The policy does not share in our surplus distributions. No dividends are payable with respect to the policy.
Additional Information About Charges
Special Purchase Plans
Ohio National Life and its affiliated companies offer a credit on the purchase of policies by any of their employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, covering any of the foregoing or any of their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser’s household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser’s minor grandchildren under the Uniform Gifts to Minors Act. This credit is treated as additional premium under the policy.
The amount of the initial credit equals 45% of the first policy year’s maximum commissionable premium or 45% of the maximum commissionable premium of an increase, which is credited to the General Account of the employee’s policy effective one day after the latest of the following three dates:
•	the policy approval date,

•	the policy effective date, or

•	the date the initial payment is received.
The subsequent credit, which is based on 4.9% of first year premium in excess of the maximum commissionable premium plus 4.9% of premiums paid in policy years two through six, is credited to the General Account of the employee’s policy at

4

the beginning of the seventh policy year. For any increase that occurs during the first six policy years, the 45% initial credit on the increase described above substitutes for the 4.9% subsequent credit on that portion of the premium attributable to the increase.
If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.
Underwriting Procedures
Guaranteed maximum cost of insurance rates are based on the 1980 CSO Mortality Table (the prevailing mortality table approved by the National Association of Insurance Commissioners), age nearest birthday, with distinction for the insured’s gender and smoking status. The rates will reflect the insured’s risk classes.
Supplemental Benefits
There are several supplemental benefits or riders that may be added to your Policy. These riders or benefits may not be available in all states. All of the supplemental benefits or riders impose additional charges which are disclosed in the prospectus.
Term Rider — allows you to buy term insurance coverage as a part of your policy. If you choose to convert the term rider to permanent insurance at some point in the future, it will be treated the same as an increase to the Policy’s stated amount.
Waiver of Stipulated Premium — provides for a continuation of premium payments (at a predetermined level) if the insured becomes totally disabled for six months or more.
Accidental Death Benefit — provides for an additional death benefit if the insured’s death result from accidental injury and occurs within 180 days from the accident.
Guaranteed Purchase Option — provides the right to purchase additional permanent life insurance coverage, on certain predetermined future dates, without having to prove that you are still insurable.
Lifetime Advantage Rider — an accelerated death benefit option which allows the policyowner to receive up to 50% of a policy’s death benefit, up to $250,000 if the insured is diagnosed as terminally ill with twelve months or less to live. There may be an administrative charge of $100 if permitted under state law for this rider and it may added to the Policy at any time.
Family Term Life Insurance Rider — provides term insurance coverage on your child(ren) as part of your Policy.
Spouse Term Rider/Additional Insured Rider — provides term insurance coverage on the insured’s spouse or someone other than the insured’s spouse or children as part of the Policy.
Continuation of Coverage Rider — enables you to continue the full death benefit amount of your policy past the maturity date of age 100, as long as there is a positive cash surrender value in the policy at the time. This rider is only available at the time the policy is issued.
Exchange of Life Rider — Allows the named insured to be changed.
Performance Data
We may disclose yields, total returns and other performance data for the Portfolios. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.
Average Annual Total Return Calculations
Each Portfolio may advertise its average annual total return. We calculate each portfolio’s average annual total return using the following method:
•	A hypothetical $10,000 investment in each Portfolio on the first day of the period at the maximum offering price (“initial investment”) is assumed.

•	We calculate the ending value (“ending value”) of that investment at the end of 1-, 5- and 10-year periods. If average annual total return for a Subaccount is not available for a stated period, we may show average annual total return since Subaccount inception. The ending value reflects the effect of the mortality and expense risk charge and all other Investment Option operating expenses. We do not reflect any cost of insurance charges, premium taxes, surrender charges or any other insurance-related charges in the calculation.

•	The ending value is divided by the initial investment.

•	The quotient is taken to the Nth root (N representing the number of years in the period), 1 is subtracted from the result and the result is expressed as a percentage to the nearest one-hundredth of one percent.
Indemnification
Our officers, directors and employees who have access to the assets of the variable account are covered by fidelity bonds issued by Fidelity & Deposit Company of Maryland in the aggregate amount of $25,000,000.

5

Principal Underwriter
Ohio National Equities, Inc. (“ONEQ”), an Ohio corporation and another wholly-owned subsidiary of Ohio National Life, is the principal underwriter of the policies. ONEQ is located at One Financial Way, Cincinnati, Ohio 45242. The policies are offered on a continuous basis. Under a distribution and service agreement with ONEQ first executed on May 1, 1997, we reimburse it for any expenses incurred by it in connection with the distribution of the policies. This agreement may be terminated at any time by either party on 60 days’ written notice. The following chart shows the premium payments received by VAR for the last three years and the aggregate amount of commissions paid to ONEQ for contracts issued by VAR and the amounts retained by ONEQ for each of the last three years.

Year	Premiums Received by VAR	Aggregate commissions	Retained Commissions
2009	$25,244,636	$880,640.88	$8,631.18
2008	$28,664,903	$1,440,325.53	$18,024.28
2007	$33,090,359	$2,610,267.06	$49,069.50
The policy is sold by individuals who, in addition to being licensed as life insurance agents, are also registered representatives (a) of The O.N. Equity Sales Company (“ONESCO”), a wholly-owned subsidiary of Ohio National Life, or (b) of other broker-dealers that have entered into distribution agreements with the principal underwriter of the policies. ONESCO and the other broker-dealers are responsible for supervising and controlling the conduct of their registered representatives in connection with the offer and sale of the policy. ONESCO and the other broker-dealers are registered with the Commission under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority.
In addition to this and the other contracts issued by Ohio National Life Assurance Corporation and Ohio National Variable Account R, ONEQ also serves as the principal underwriter for variable annuity contracts issued by The Ohio National Life Insurance Company through Ohio National Variable Account A, Variable Account B, Variable Account C and Variable Account D and for variable life and annuity contracts issued by National Security Life and Annuity Company through National Security Variable Account L and Variable Account N, respectively.
The officers and directors of ONEQ are:

David B. O’Maley	Director and Chairman
Thomas A. Barefield	Senior Vice President
Gary T. Huffman	Director
Michael F. Haverkamp	Director and Secretary
Barbara A. Turner	Vice President of Operations & Comptroller and Treasurer
H. Douglas Cooke	Vice President, Institutional Sales
Richard J. Dowdle	Vice President, Institutional Sales
Martin T. Griffin	Vice President, Institutional Sales
Laurens N. Sullivan	Vice President, Institutional Sales
Kimberly A. Plante	Assistant Secretary
Jeffery A. Bley, Jr.	Chief Compliance Officer

6

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Financial Statements
December 31, 2009 and 2008
(With Report of Independent Registered Public Accounting Firm Thereon)

KPMG LLP
Suite 500
191 West Nationwide Boulevard
Columbus, OH 43215-2568
Report of Independent Registered Public Accounting Firm
The Board of Directors and Stockholder
Ohio National Life Assurance Corporation:
We have audited the accompanying balance sheets of Ohio National Life Assurance Corporation (the Company) (a wholly owned subsidiary of The Ohio National Life Insurance Company) as of December 31, 2009 and 2008, and the related statements of income, changes in stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2009. In connection with our audits of the financial statements, we have also audited financial statement schedules I, III, IV, and V. These financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ohio National Life Assurance Corporation as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.
As discussed in Note 2 to the financial statements, the Company changed its method of evaluating other-than-temporary impairments of fixed maturity securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.
June 22, 2010

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Balance Sheets
December 31, 2009 and 2008
(Dollars in thousands, except share amounts)

	2009	2008
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity	$1,563,419	1,272,081
Equity securities	12	—
Fixed maturity held-to-maturity securities, at amortized cost	251,621	240,902
Mortgage loans on real estate, net	417,442	453,245
Policy loans	78,889	68,889
Other long-term investments	1,920	2,708
Short-term investments	114,974	24,925

Total investments	2,428,277	2,062,750

Cash	13,106	90,472
Accrued investment income	24,616	24,678
Deferred policy acquisition costs	421,591	470,186
Reinsurance recoverable	552,321	484,499
Other assets	7,733	5,757
Federal income tax recoverable	9,633	—
Deferred federal income taxes	—	44,437
Assets held in separate accounts	225,898	175,461

Total assets	$3,683,175	3,358,240

Liabilities and Stockholder’s Equity
Future policy benefits and claims	$2,826,736	2,653,899
Other policyholder funds	13,503	11,092
Federal income taxes:
Current	—	34,788
Deferred	19,176	—
Other liabilities	29,065	38,851
Liabilities related to separate accounts	225,898	175,461

Total liabilities	3,114,378	2,914,091

Commitments and contingencies

Stockholder’s equity:
Class A common stock, $3,000 par value
Authorized 10,000 shares; issued and outstanding 3,200 shares	9,600	9,600
Additional paid-in capital	87,977	87,977
Accumulated other comprehensive loss	(6,769)	(94,272)
Retained earnings	477,989	440,844

Total stockholder’s equity	568,797	444,149

Total liabilities and stockholder’s equity	$3,683,175	3,358,240

See accompanying notes to financial statements.

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Statements of Income
Years ended December 31, 2009, 2008 and 2007
(Dollars in thousands)

	2009	2008	2007
Revenues:
Universal life policy charges	$116,792	111,699	99,718
Traditional life insurance premiums	41,148	43,813	53,930
Accident and health insurance premiums	4,833	5,500	6,433
Annuity premiums and charges	45	77	206
Net investment income	149,336	150,426	145,612
Net realized (losses) gains:
Investment (losses) gains:
Total other-than-temporary impairment losses on securities	(23,789)	(52,076)	(1,352)
Portion of impairment losses recognized in other comprehensive income	15,074	—	—

Net other-than-temporary impairment losses on securities recognized in earnings	(8,715)	(52,076)	(1,352)
Realized (losses) gains, excluding other- than-temporary impairment losses on securities	(4,748)	7,249	(16)

Total investment losses	(13,463)	(44,827)	(1,368)

Derivative instruments	—	—	—

Other income	287	(128)	—

	298,978	266,560	304,531

Benefits and expenses:
Benefits and claims	138,972	158,893	170,672
Amortization of deferred policy acquisition costs, excluding impact of realized gains (losses)	30,015	40,536	30,207
Amortization of deferred policy acquisition costs due to realized gains (losses)	23	(5,280)	(114)
Other operating costs and expenses	43,126	31,669	24,426

	212,136	225,818	225,191

Income before income taxes	86,842	40,742	79,340

Income taxes:
Current expense	14,382	45,336	13,714
Deferred expense (benefit)	15,935	(31,065)	14,310

	30,317	14,271	28,024

Net income	$56,525	26,471	51,316

See accompanying notes to financial statements.

3

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Statements of Changes in Stockholder’s Equity
Years ended December 31, 2009, 2008 and 2007
(Dollars in thousands)

			Accumulated
	Class A	Additional	other		Total
	common	paid-in	comprehensive	Retained	stockholder’s
	stock	capital	(loss) income	earnings	equity
Balance, December 31, 2006	$9,600	76,977	10,895	363,057	460,529

Capital contribution from parent	—	11,000	—	—	11,000

Comprehensive income:
Net income	—	—	—	51,316	51,316
Other comprehensive loss	—	—	(9,487)	—	(9,487)

Total comprehensive income					41,829

Balance, December 31, 2007	9,600	87,977	1,408	414,373	513,358

Comprehensive loss:
Net income	—	—	—	26,471	26,471
Other comprehensive loss	—	—	(95,680)	—	(95,680)

Total comprehensive loss					(69,209)

Balance, December 31, 2008	9,600	87,977	(94,272)	440,844	444,149

Cumulative effect of change in accounting principle, net of taxes	—	—	(1,100)	1,100	—
Dividends to stockholder	—	—	—	(20,480)	(20,480)

Comprehensive income:
Net income	—	—	—	56,525	56,525
Other comprehensive income	—	—	88,603	—	88,603

Total comprehensive income					145,128

Balance, December 31, 2009	$9,600	87,977	(6,769)	477,989	568,797

See accompanying notes to financial statements.

4

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Statements of Cash Flows
Years ended December 31, 2009, 2008 and 2007
(Dollars in thousands)

	2009	2008	2007
Cash flows from operating activities:
Net income	$56,525	26,471	51,316
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Interest credited to policyholder account values	101,019	96,800	92,164
Universal life product policy fees	(103,346)	(96,819)	(89,503)
Capitalization of deferred policy acquisition costs	(60,817)	(55,344)	(47,041)
Amortization of deferred policy acquisition costs	30,038	35,256	30,093
Amortization and depreciation	(2,451)	862	342
Net realized losses on investments	13,463	44,827	1,368
Deferred income tax expense (benefit)	15,935	(31,065)	14,310
Decrease (increase) in accrued investment income	62	(228)	(2,046)
Increase in reinsurance receivables and other assets	(69,798)	(83,447)	(94,796)
Increase in policyholder liabilities	56,292	74,594	105,091
Increase (decrease) in other policyholder funds	2,411	(1,214)	2,324
(Decrease) increase in federal income tax recoverable	(44,421)	36,999	1,358
(Decrease) increase in other liabilities	(9,786)	14,859	3,858
Other, net	309	422	(3,670)

Net cash (used in) provided by operating activities	(14,565)	62,973	65,168

Cash flows from investing activities:
Proceeds from sale and maturity of fixed maturity available-for-sale securities	128,808	171,883	70,258
Proceeds from maturity of fixed maturity held-to-maturity securities	35,898	15,816	4,817
Proceeds from repayment of mortgage loans on real estate	40,387	31,556	53,917
Proceeds from other long term investments	67	1,432	8,015
Proceeds from sale of available-for-sale equity securities	8	—	—
Cost of fixed maturity available-for-sale securities acquired	(211,696)	(174,572)	(181,537)
Cost of fixed maturity held-to-maturity securities acquired	(49,915)	(53,627)	(60,997)
Cost of mortgage loans on real estate acquired	(4,684)	(60,739)	(69,108)
Cost of available-for-sale equity securities acquired	(17)	—	—
Change in payables for securities lending collateral, net	—	(240,284)	(28,842)
Net increase in short-term investments	(90,049)	(24,925)	—
Change in policy loans, net	(10,000)	(4,801)	(5,548)

Net cash used in investing activities	(161,193)	(338,261)	(209,025)

Cash flows from financing activities:
Universal life and investment product account deposits	209,640	214,300	235,159
Universal life and investment product account withdrawals	(90,768)	(114,151)	(122,373)
Dividends paid to parent	(20,480)	—	—
Capital contribution from parent	—	—	11,000

Net cash provided by financing activities	98,392	100,149	123,786

Net decrease in cash and cash equivalents	(77,366)	(175,139)	(20,071)
Cash and cash equivalents, beginning of year	90,472	265,611	285,682

Cash and cash equivalents, end of year	$13,106	90,472	265,611

Supplemental disclosure:
Income taxes paid	$58,788	7,955	11,900
See accompanying notes to financial statements.

5

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(1)	Organization and Business Description
Ohio National Life Assurance Corporation (ONLAC or the Company) is a stock life insurance company wholly owned by The Ohio National Life Insurance Company (ONLIC), a stock life insurance company. ONLAC and ONLIC are members of the Ohio National group of companies, which is comprised of Ohio National Mutual Holdings, Inc. (ONMH) and all of its subsidiaries and affiliates. ONLAC is a life and health insurer licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers term life, universal life, disability, and annuity products through independent agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.
Certain items in the condensed financial statements and related notes have been reclassified to conform to the current presentation.
The following is a description of the most significant risks facing life and health insurers:
Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits, new legal theories or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the financial statements.
Credit Risk is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay.
Interest Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.
Reinsurance Risk is the risk that the Company will experience a decline in the availability of financially stable reinsurers for its ongoing business needs. The Company has entered into reinsurance contracts to cede a portion of its general account life and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts, which totaled $552,321 and $484,499 as of December 31, 2009 and 2008, respectively. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the contract holder.
(Continued)

6

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Equity Market Risk is the risk of loss due to declines in the equity markets that the Company participates in. A source of revenues for the Company is derived from asset fees, which are calculated as a percentage of Separate Account assets. Thus, losses in the equity markets, unless offset by additional sales of variable products, will result in corresponding decreases in Separate Account assets and asset fee revenue.
(2)	Summary of Significant Accounting Policies
The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).
(a)	Valuation of Investments, Related Gains and Losses, and Investment Income

Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity and equity securities classified as available-for-sale are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder’s equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the current existing effective portfolio rate. The Company has no fixed maturity securities classified as trading.

The fair value of fixed maturity and equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “internal pricing matrix” is most often used. The internal pricing matrix is developed by obtaining spreads for private placements and corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, management determines the fair value using other modeling techniques, primarily commercial software applications utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2009, 76.2% of the fair values of fixed maturity securities were obtained from independent pricing services, 23.1% from the Company’s pricing matrices and 0.7% from other sources.
(Continued)

7

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of these mortgage loans based on a review by portfolio managers. These mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowances are recorded in net realized gains and losses. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans are included in net investment income in the period received.
The unallocated valuation allowance account for these loans is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for mortgage loan losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.
Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy’s anniversary date.
Venture capital partnerships are carried on the equity basis and are included under other long-term investments on the balance sheet.
Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments. For those fixed maturity securities where fair value is 50% or less of amortized cost for one month or 80% of amortized cost for six consecutive months or more, additional analysis is prepared which focuses on each issuer’s ability to service its debts and the length of time and extent the security has been valued below cost. This process provides for an assessment of the credit quality or future cash flows of each investment in the securities portfolio.
For those securities identified above, the Company considers additional relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporarily impaired (OTI). Examples of the relevant facts and circumstances that may be considered include: (1) the current fair value of the security as compared to cost, (2) the length of time the fair value has been below cost, (3) the financial position of the issuer, including the current and future impact of any specific events, (4) any items specifically pledged to support the credit along with any other security
(Continued)

8

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
interests or collateral, (5) the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost, (6) the business climate, (7) management changes, (8) litigation and government actions, (9) monitoring late payments, (10) downgrades by rating agencies, (11) financial statements and key financial ratios, (12) revenue forecasts and cash flow projections as indicators of credit issues, and (13) other circumstances particular to an individual security.
For structured securities included in fixed maturity securities the Company determines if the collection of cash flows for the investment is in question. For each security, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a security is less than the amortized cost, an OTI is recognized in the statements of income. For those debt securities for which an OTI is determined and the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount the amortized cost basis exceeds the fair value) is recognized in the statements of income. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over fair value) is bifurcated with the credit loss portion recorded in the statements of income, and the remainder, or non-credit loss portion recorded in other comprehensive income. For those fixed maturity securities for which the Company has recorded a portion of the OTI in other comprehensive income, the Company prospectively amortizes the amount of the loss that was recorded in other comprehensive income over the remaining life of the security to the statements of income based on the timing of future cash flows.
The Company’s practice is to disclose as part of the separate component of accumulated other comprehensive income both the non-credit portion of the OTI and any subsequent changes in the fair value of those fixed maturity securities.
There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations are reasonably possible and could result in a charge to income in a future period.
(Continued)

9

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Prior to 2009, the Company generally recognized an OTI on securities in an unrealized loss position when the Company did not expect full recovery of value or did not have the intent and ability to hold such securities until they had fully recovered their amortized cost. The recognition of OTI prior to 2009 represented the entire difference between the amortized cost and fair value with this difference being recorded in net income (loss) as an adjustment to the amortized cost of the security.
Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date.
For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.
Interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.
(b)	Revenues and Benefits

Traditional Life Insurance Products — Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of term life policies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Investment Products and Universal Life Insurance Products — Investment products consist primarily of individual immediate and deferred annuities. Universal life insurance products include universal life, variable universal life and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administration fees are assessed on a daily, monthly or annual basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.
(Continued)

10

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Accident and Health Insurance Products — Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.
(c)	Deferred Policy Acquisition Costs

The recoverable costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been capitalized as deferred acquisition costs (DAC). DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For traditional nonparticipating life insurance products, DAC is amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For investment and universal life products, DAC is being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. DAC for investment and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale (see note 2(a)).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is 9.85%, a blend of expected returns from stock, money market and bond funds after deductions for policy charges. If actual net separate account performance varies from the 9.85% assumption, the Company assumes different performance levels over the next three years such that the return reverts to the long-term assumption. This assumption to the estimation of long-term returns is commonly referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below (2.22)% or in excess of 14.57% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the statements of income.
(Continued)

11

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(d)	Separate Accounts

Separate Account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the Separate Accounts is not reflected in the statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

(e)	Future Policy Benefits

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued (see note 7).

Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants’ contributions plus interest credited less applicable contract charges (see note 7).

Future policy benefits for payout annuities have been calculated using the present value of future benefits and maintenance costs discounted using varying interest rates (see note 7).

(f)	Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(g)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
(Continued)

12

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies. The determination of the valuation allowance for the company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

The Company is included as part of the life/nonlife consolidated Federal income tax return of its ultimate parent, ONMH, and its U.S. domestic subsidiaries.

(h)	Cash Equivalents

For purposes of the statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

(i)	Use of Estimates

In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, income taxes, valuation allowances for mortgage loans on real estate, and impairment losses on investments. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(j)	Recently Issued Accounting Pronouncements

In April 2009 the Financial Accounting Standards Board (FASB) issued guidance under FASB Accounting Standard Codification (ASC) 820-10, Fair Value Measurements and Disclosures. In January 2010, the FASB issued amended guidance under FASB Accounting Standards Update (ASU) 2010-06. This guidance will require new disclosures about recurring or nonrecurring fair-value measurements including significant transfers into and out of Level 1 and Level 2 fair-value measurements. In addition ASU 2010-06 clarified the level of disaggregation, inputs and valuation techniques. This section of ASU 2010-06 is effective for fiscal and interim reporting periods beginning after December 15, 2009. The Company will adopt this section of ASU 2010-06 effective
(Continued)

13

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
January 1, 2010. In addition, ASU 2010-06 also requires information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. This section of ASU 2010-06 is effective for interim and annual reporting periods beginning after December 15, 2010, with early adoption permitted. The Company is currently evaluating the provisions of this guidance to determine the impact of adoption on its financial statements.
In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing which was subsequently amended in December 2009 by FASB ASU 2009-16. This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) (as defined under previous FASB guidance) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting. Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value. Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance. This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale. This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the balance sheets. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company will adopt this guidance effective January 1, 2010 and is currently evaluating the provisions of the guidance to determine the impact of adoption on its financial statements.
In September 2009, FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance applies to measuring the fair value of investments in investment companies that do not have a readily determinable fair value and calculate net asset values (NAV) consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, which generally requires these investments to be measured at fair value. For these investments, this update allows, as a practical expedient, the use of NAV as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Company has adopted this guidance effective with the period ending December 31, 2009. The adoption of ASC 820-10 did not have a material effect on the Company’s results of operations or financial position.
In August 2009, the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance clarifies how the fair value of a liability should be determined. It reiterates that fair value is the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. It notes that the liability should reflect the company’s nonperformance and credit risk and should not reflect restrictions on the transfer of the liability. To determine the exit price, the guidance permits companies to look to the identical liability traded as an asset, similar liabilities traded as assets, or another valuation technique
(Continued)

14

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
to measure the price the company would pay to transfer the liability. This guidance is effective for the first and interim reporting periods beginning after August 27, 2009. The Company will adopt this guidance effective January 1, 2010 and is currently evaluating the provisions of this guidance to determine the impact of adoption on its financial statements.
In June 2009, the FASB issued guidance under FASB ASC 105, Generally Accepted Accounting Principles. This guidance establishes the FASB ASC as the single source of authoritative U.S. GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative U.S. GAAP for SEC registrants. This guidance and the ASC are effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the ASC have become non authoritative. Following this guidance, the FASB will no longer issue new standards in the form of Statements, FSPs, or EITF Abstracts. Instead, the FASB will issue Accounting Standards Updates (ASU), which will serve only to update the ASC, provide background information about the guidance, and provide the bases for conclusions on the change(s) in the ASC. The Company adopted this guidance effective September 30, 2009. The adoption of this guidance will not have an impact on the Company’s financial statements but did alter the references to accounting literature within the financial statements.
In May 2009, the FASB issued guidance under FASB ASC 855, Subsequent Events. This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. In particular, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosures an entity should make about events or transactions that occurred after the balance sheet date. This guidance is effective for fiscal years and interim periods ending after June 15, 2009. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Company. The Company has evaluated subsequent events through June 22, 2010 the date that the condensed financial statements were available to be issued.
In April 2009, the FASB issued guidance under FASB ASC 825-10, Financial Instruments. The new guidance expanded the fair value disclosures required for financial instruments for interim periods. The guidance also requires entities to disclose the methods and significant assumptions used to estimate the fair value of financial instruments in financial statements on an interim and annual basis and to highlight any changes from prior periods. The guidance is effective for interim periods ending after June 15, 2009, with early adoption permitted for interim periods ending after March 15, 2009. The Company adopted this guidance for the period ending December 31, 2009. The adoption of ASC 825-10 did not have a material effect on the Company’s results of operations or financial position. See note 5 for the required disclosures.
(Continued)

15

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
In April 2009, the FASB issued guidance under FASB ASC 320 Investments — Debt and Equity Securities. This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt and equity securities. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from retained earnings to the beginning balance of accumulated other comprehensive income (AOCI). The Company adopted this guidance as of January 1, 2009. The adoption resulted in a cumulative-effect adjustment of $1,100, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.
In February 2007, the FASB issued guidance under FASB ASC 825, Financial Instruments. This guidance permits an entity to measure certain financial assets and liabilities at fair value. The objective of this guidance is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. This guidance is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. This guidance also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. This guidance does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, this guidance does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards. This guidance is effective for the fiscal year beginning after November 15, 2007. The Company did not apply this guidance to any existing financial assets or liabilities as of January 1, 2008 other than those already prescribed, such as securities available for sale, securities identified in trading portfolios and certain derivatives and hedging activity that the Company participates in. Consequently, the initial adoption of this guidance did not have any impact on the Company’s results of operations or financial position. The Company will assess prospectively the impact this guidance has for new financial assets and liabilities.
(Continued)

16

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(k)	Correction of Immaterial Items

In 2009, management recorded adjustments in the current period statement of income that were related to financial results for periods prior to 2009. The adjustments primarily relate to corrections in the accounting for reinsurance treaties as well as net realized losses on investments. Management determined that the impact of these adjustments is immaterial to the financial statements as of December 31, 2009, 2008 and 2007 and the years then ended. See the table below for the impact to the 2009 statement of income.

		Out of
	Prior to	period
	corrections	corrections	As reported
Revenues:
Traditional life insurance premiums	$39,636	1,512	41,148
Net investment income	149,441	(105)	149,336
Net realized losses on investments	(12,940)	(523)	(13,463)
Benefits and expenses:
Benefits and claims	146,595	(7,623)	138,972
Amortization of deferred policy acqusition costs excluding impact of realized losses	29,906	109	30,015
Income before income taxes	78,444	8,398	86,842
Income taxes:
Deferred expense	12,943	2,992	15,935
Net Income	51,119	5,406	56,525
(3)	Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLAC, filed with the Ohio Department of Insurance (the Department), are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed.

ONLAC does not have any permitted statutory accounting practices as of December 31, 2009.

ONLAC received approval from the Ohio Insurance Department regarding the use of one permitted practice in its statutory financial statements as of December 31, 2008. This permitted practice relates to the statutory accounting for deferred income taxes. Specifically, this permitted practice modifies the accounting for deferred income taxes prescribed by the NAIC by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15%
(Continued)

17

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
of adjusted statutory capital and surplus. The benefits of this permitted practice may not be considered by the Company when determining surplus available for dividends. This permitted practice resulted in an increase to the Company’s statutory surplus of $27.9 million as of December 31, 2008. The effect of this permitted practice is included in the 2008 statutory amounts shown below.
The statutory basis net (loss) income of ONLAC for the years ended December 31, 2009, 2008, and 2007 was $(565), $(49,196), and $7,295, respectively. The statutory basis capital and surplus of ONLAC as of December 31, 2009 and 2008 was $277,843 and $263,703, respectively. The primary reasons for the differences between statutory accounting and GAAP accounting are that, for GAAP reporting purposes: (1) the costs related to acquiring business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in the year incurred; (2) future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals; (3) investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost; (4) the asset valuation reserve and interest maintenance reserve are not recorded; (5) changes in deferred taxes are recognized in operations; and (6) there is a presentation of other comprehensive income and comprehensive income.

(4)	Comprehensive Income
Comprehensive income includes net income as well as certain items that are reported directly within the separate components of stockholder’s equity that are not recorded in net income (other comprehensive income (loss)). The related before and after income tax amounts of other comprehensive income (loss) for the years ended December 31 were as follows:

	2009	2008	2007
Foreign currency translation adjustment	$28	15	629
Unrealized gains (losses) on securities available-for-sale arising during the period:
Net of adjustment to deferred policy acquisition costs	117,758	(145,689)	(15,354)
Related income tax (expense) benefit	(41,204)	51,000	5,374

	76,582	(94,674)	(9,351)

Less reclassification adjustment for:
Net (losses) gains on securities available-for-sale realized during the period:
Gross	(18,494)	1,547	209
Related income tax benefit (expense)	6,473	(541)	(73)

	(12,021)	1,006	136

Other comprehensive income (loss)	$88,603	(95,680)	(9,487)

(Continued)

18

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(5)	Fair Value Measurements
ASC 820- Transition
As described in note 2(j), the Company adopted ASC 820 effective January 1, 2008. The Company applied the provisions of ASC 820 prospectively to financial instruments that are recorded at fair value, including its GMIB reinsurance contract that is accounted for as a freestanding derivative and embedded derivatives on variable annuities with GMAB and GMWB riders. Prior to January 1, 2008, the Company used the guidance prescribed in ASC 815 and other related literature on fair value which represented the amount for which a financial instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties.
Fair Value Hierarchy
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.
The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.
The Company categorizes financial assets and liabilities recorded at fair value on the balance sheet as follows:
•	Level 1 — Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include money market funds and bank deposits.

•	Level 2 — Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government agency securities, municipal bonds, certain mortgage-backed securities (MBSs), certain corporate debt, certain private placements and certain foreign government debt securities.
(Continued)

19

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements

December 31, 2009, 2008 and 2007
(Dollars in thousands)
•	Level 3 — Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain mortgage-backed securities and certain corporate debt.
The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. treasury securities and obligations of U.S. government	$—	7,462	—	7,462
Obligations of states and political subdivisions	—	14,112	—	14,112
Debt securities issued by foreign governments	—	244	—	244
Corporate securities	—	1,085,620	6,646	1,092,266
Mortgage-backed securities	—	425,333	24,002	449,335
Equity Securities	—	12	—	12
Short-term investments	—	114,974	—	114,974
Other assets:
Cash	13,106	—	—	13,106
Assets held in separate accounts	—	225,898	—	225,898

Total assets	$13,106	1,873,655	30,648	1,917,409

(Continued)

20

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. treasury securities and obligations of U.S. government	$—	16,686	—	16,686
Federal agency issued securities	—	22,087	—	22,087
Obligations of states and political subdivisions	—	3,507	—	3,507
Debt securities issued by foreign governments	—	236	—	236
Corporate securities	—	902,543	3,972	906,515
Mortgage-backed securities	—	301,837	21,213	323,050
Short-term investments	—	24,925	—	24,925
Other assets:
Cash	90,472	—	—	90,472
Assets held in separate accounts	—	175,461		175,461

Total assets	$90,472	1,447,282	25,185	1,562,939

Determination of Fair Values

The valuation methodologies used to determine the fair values of assets and liabilities under the “exit price” notion of FASB ASC 820, Fair Value Measurements and Disclosures, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.
(Continued)

21

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Cash
Cash is considered Level 1 for as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. The Company holds investments in repurchase agreements that are considered to be cash equivalents as defined in note 2(h). The Company classifies the fair values of investments held in repurchase agreements as Level 2 since the value is based on market observable data.
Short-Term Investments
Short-term investments include fixed maturity securities that mature in less than one year. The majority of short-term investments are valued in the same manner as the fixed maturity securities noted below.
Fixed Maturity Securities
As discussed in note 2(a), fair value of fixed maturity securities is generally obtained from independent pricing services based on reported trades for identical or similar securities. If there are no recent reported trades, the third party pricing services may use matrix or model processes to develop a security price where future cash flow expectations are developed based on collateral performance and discounted at an estimated market rate. Included in the pricing of asset-backed securities, collateralized mortgage obligations, and mortgage-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these fair values have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fair values within Level 2. In some instances the independent pricing service will price securities using independent broker quotations which utilize inputs that may be difficult to corroborate with observable market data and may be nonbinding quotes. The Company has classified these fair values within Level 3.
As discussed in note 2(a), fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are observable market data, the Company has classified these fair values within Level 2.
Separate Account Assets
Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The underlying securities are mutual funds that are fair valued using the reported net asset value. The Company classifies the separate account assets valuation as Level 2 since the net asset value is calculated using market observable data and the mutual funds are restricted to variable life policyholders.
(Continued)

22

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The table below summarizes the reconciliation of the beginning and ending balances and related changes for fair value measurements for which significant unobservable inputs were used in determining each instrument’s fair value for the year ended December 31, 2009:

							Change in
							unrealized
							gains
				Activity			(losses) in
				during the			earnings
		Net investment gain (loss)		period			attributable
		In earnings		(Purchases			to assets still
		(realized		issuances,	Transfers		held at the
	Beginning	and	Unrealized	sales and	in (out) of	Ending	reporting
	balance	unrealized) [1]	in OCI [2]	settlements)	level 3	balance	date
Assets:
Investments:
Securities available for sale:
Fixed maturity securities corporate securities	$3,972	(3)	1,217	(1,462)	2,922	6,646	(3)
Mortgage-backed securities	21,213	(1,714)	4,962	(459)	—	24,002	(1,714)

Total investments	$25,185	(1,717)	6,179	(1,921)	2,922	30,648	(1,717)

Total assets	$25,185	(1,717)	6,179	(1,921)	2,922	30,648	(1,717)

[1]	Net realized investment gains and losses included in earnings reflect gains (losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts, and derivative settlement activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive income include changes in market value of certain instruments.
(Continued)

23

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The table below summarizes the reconciliation of the beginning and ending balances and related changes for fair value measurements for which significant unobservable inputs were used in determining each instrument’s fair value for the year ended December 31, 2008:

							Change in
							unrealized
							gains
				Activity			(losses) in
				during the			earnings
		Net investment gain (loss)		period			attributable
		In earnings		(Purchases			to assets still
		(realized		issuances,	Transfers		held at the
	Beginning	and	Unrealized	sales and	in (out) of	Ending	reporting
	balance	unrealized) [1]	in OCI [2]	settlements)	level 3	balance	date
Assets:
Investments:
Securities available for sale:
Fixed maturity securities corporate securities	$9,693	(3,573)	(550)	(2,298)	700	3,972	(3,573)
Mortgage-backed securities	38,367	(5,833)	(3,142)	(1,472)	(6,707)	21,213	(5,223)

Total investments	$48,060	(9,406)	(3,692)	(3,770)	(6,007)	25,185	(8,796)

Total assets	$48,060	(9,406)	(3,692)	(3,770)	(6,007)	25,185	(8,796)

[1]	Net realized investment gains and losses included in earnings reflect gains (losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts, and derivative settlement activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive income include changes in market value of certain instruments.
Level 3 Asset Transfers

The Company will review its fair value hierarchy classifications annually. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. As a result, a net of $2,922 was transferred into level 3 at December 31, 2009 and a net of $6,007 was transferred out of level 3 at December 31, 2008.
(Continued)

24

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Fair Value Measurement on a Nonrecurring Basis

In 2009, the Company impaired two fixed maturity held-to-maturity securities. The valuation techniques involved significant unobservable market inputs such as internal liquidation analysis and models. In 2008, there were no items measured at fair value on a nonrecurring basis.

					Total
	December 31, 2009				realized
	Level 1	Level 2	Level 3	Total	losses
Assets

Investments
Fixed maturity held-to-maturity securities, at amortized cost	$—	—	1,325	1,325	(1,175)

Total assets	$—	—	1,325	1,325	(1,175)

Financial Instruments Not Carried at Fair Value

FASB ASC 825, Financial Instruments, requires additional disclosure of the fair value information about existing on- and off-balance sheet financial instruments. ASC 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC 825 disclosure that have not been presented at fair value in the ASC 820 tables above are presented in the table below as follows:

	As of December 31, 2009		As of December 31, 2008
	Carrying	Estimated	Carrying	Estimated
	value	fair value	value	fair value
Assets:
Fixed maturity held-to-maturity securities	$251,621	264,678	240,902	221,465
Mortgage loans on real estate	417,442	426,170	453,245	458,324
Policy loans	78,889	91,899	68,889	85,114

Liabilities
Investment contracts	$97,840	97,880	109,017	100,723
Other policyholder funds	13,503	13,503	11,092	11,092
(Continued)

25

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
In estimating the fair value for financial instruments, the Company used the following methods and assumptions:
Fixed Maturity Held-to-Maturity Securities — The fair value for fixed maturity held-to-maturity securities is generally determined from quoted market prices traded in the public marketplace. For fixed maturity held-to-maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and duration of investments.

Mortgage Loans on Real Estate — The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.
Policy Loans — The fair value for policy loans were estimated using discounted cash flow calculations.
Investment Contracts — The fair value for the Company’s liabilities under investment type contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company.

Other Policyholder Funds — The carrying amount reported in the balance sheets for these instruments approximates their fair value.
(6)	Investment
Analyses of investment income and realized losses by investment type follows for the years ended December 31:

	Investment income
	2009	2008	2007
Gross investment income:
Fixed maturity available-for-sale	$98,379	100,124	96,418
Fixed maturity held-to-maturity securities	17,921	15,296	10,220
Mortgage loans on real estate	28,645	29,747	30,395
Policy loans	4,753	4,590	4,261
Short-term investments	903	1,248	1,242
Other	(748)	(47)	3,621

Total gross investment income	149,853	150,958	146,157
Investment expenses	(517)	(532)	(545)

Net investment income	$149,336	150,426	145,612

(Continued)

26

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	Realized losses on investments
	2009	2008	2007
Fixed maturity securities available-for-sale	$(10,068)	(38,129)	(1,305)
Fixed maturity held-to-maturity securities	(3,294)	(6,484)	(3)

Total realized losses on investments	(13,362)	(44,613)	(1,308)
Change in valuation allowances for mortgage loans on real estate	(101)	(214)	(60)

Net realized losses on investments	$(13,463)	(44,827)	(1,368)

Realized losses on investments, as shown in the table above, include write-downs for OTI of $8,715, $52,076 and $1,352 for the years ended December 31, 2009, 2008 and 2007, respectively. As of December 31, 2009, fixed maturity securities with a carrying value of $46,562, which had a cumulative write-down of $30,908 due to OTI, remained in the Company’s investment portfolio.
The following table summarizes other-than-temporary impairments by asset type for the year ended December 31, 2009:

	Total	Recognized in	Recognized in
	OTI	OCI	earnings
Fixed maturity securities:
Corporate securities	$6,325	19	6,306
Asset-backed securities	17,464	15,055	2,409

Total other-than-temporary impairment losses	$23,789	15,074	8,715

The following table summarizes total other-than-temporary impairments by asset type for the years ended December 31:

	2008	2007
Fixed maturity securities:
Corporate securities	$45,888	32
Mortgage-backed securities	6,188	1,320

Total other-than-temporary impairment losses	$52,076	1,352

(Continued)

27

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the other-than-temporary impairment losses on fixed maturity securities held as of December 31, 2009 that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

Cumulative credit loss as of January 1, 2009	$50,355
New credit losses	4,945
Incremental credit losses on securities included in the fiscal year 2009 beginning balance	3,728

Subtotal	59,028

Less:
Losses related to securities included in the fiscal year 2009 beginning balance sold or paid down during the period	28,120

Cumulative credit loss as of December 31, 2009	$30,908

(Continued)

28

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Amortized cost and estimated fair value of fixed maturity available-for-sale and held-to- maturity securities were as follows:

	December 31, 2009
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
	cost	gains	losses	fair value
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$6,405	1,057	—	7,462
Obligations of states and political subdivisions	14,199	69	(156)	14,112
Debt securities issued by foreign governments	235	9	—	244
Corporate securities	1,075,327	42,956	(26,017)	1,092,266
Mortgage-backed securities	485,826	11,560	(48,051)	449,335

Total fixed maturity securities	$1,581,992	55,651	(74,224)	1,563,419

Equity securities	$9	6	(3)	12

Fixed maturity held-to-maturity securities:
Obligations of states and political subdivisions	$2,090	280	—	2,370
Debt securities issued by foreign governments	1,000	—	—	1,000
Corporate securities	248,531	13,839	(1,062)	261,308

Total held-to-maturity	$251,621	14,119	(1,062)	264,678

(Continued)

29

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	December 31, 2008
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
	cost	gains	losses	fair value
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$15,418	1,509	(241)	16,686
Federal agency issued securities [1]	21,959	128	—	22,087
Obligations of states and political subdivisions	3,500	7	—	3,507
Debt securities issued by foreign governments	239	8	(11)	236
Corporate securities	1,076,681	13,569	(183,735)	906,515
Mortgage-backed securities	387,227	8,492	(72,669)	323,050

Total fixed maturity securities	$1,505,024	23,713	(256,656)	1,272,081

Fixed maturity held-to-maturity securities:
Obligations of states and political subdivisions	$2,150	—	(106)	2,044
Debt securities issued by foreign governments	1,000	—	—	1,000
Corporate securities	237,752	1,313	(20,644)	218,421

Total held-to-maturity	$240,902	1,313	(20,750)	221,465

[1]	Federal agency issued securities are not backed by the full faith and credit of the U.S. Government.
(Continued)

30

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of December 31:

	2009	2008
Net unrealized losses, before adjustments and taxes	$(18,570)	(232,943)
Less:
Adjustment to future policy benefits and claims	418	—
Adjustment to deferred policy acquisition costs	(5,557)	(84,930)
Deferred federal income taxes	(4,719)	(51,804)

Net unrealized losses	$(8,712)	(96,209)

An analysis of the change in net unrealized gains (losses), before adjustments and taxes, on fixed maturities available-for-sale is as follows for the years ended December 31:

	2009	2008	2007
Securities available-for-sale:
Fixed maturity available-for-sale securities	$214,370	(232,967)	(23,468)
Equity securities	3	—	—

Change in net unrealized gains (losses)	$214,373	(232,967)	(23,468)

The following table summarizes the Company’s accumulated other comprehensive losses recognized on fixed maturity securities which have credit losses in earnings, before federal income taxes, for the year ended December 31:

2009
Cummulative effect of change in accounting principle	$1,692
2009 OTI losses recognized in other comprehensive income	15,074

Total	$16,766

The Company’s practice is to disclose in the table above the non-credit portion of the other-than-temporary impairment losses recognized in accumulated other comprehensive income.
The amortized cost and estimated fair value of fixed maturity securities available-for-sale and held-to-maturity as of December 31, 2009, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2009.
(Continued)

31

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	Fixed maturity securities
	Available-for-sale		Held-to-maturity
	Amortized	Estimated	Amortized	Estimated
	cost	fair value	cost	fair value
Due in one year or less	$58,757	59,919	8,079	8,096
Due after one year through five years	334,547	329,738	58,972	62,207
Due after five years through ten years	699,946	696,368	146,310	152,138
Due after ten years	488,742	477,394	38,260	42,237

	$1,581,992	1,563,419	251,621	264,678

The following tables present the estimated fair value and gross unrealized loss of the Company’s fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at:

	December 31, 2009
	Less than 12 months		12 months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	fair value	losses	fair value	losses	fair value	losses
Obligations of states and political subdivisions	$8,044	(156)	—	—	8,044	(156)
Corporate securities	141,097	(3,085)	242,689	(23,994)	383,786	(27,079)
Mortgage-backed securities	77,406	(1,760)	175,881	(46,291)	253,287	(48,051)

Total fixed maturity securities	226,547	(5,001)	418,570	(70,285)	645,117	(75,286)
Equity securities	5	(3)	—	—	5	(3)

Total	$226,552	(5,004)	418,570	(70,285)	645,122	(75,289)

	December 31, 2008
	Less than 12 months		12 months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	fair value	losses	fair value	losses	fair value	losses
U.S. Treasury securities and obligations of U.S. government	$2,909	(241)	—	—	2,909	(241)
Obligations of states and political subdivisions	2,044	(106)	—	—	2,044	(106)
Debt securities issued by foreign governments	66	(11)	—	—	66	(11)
Corporate securities	640,225	(103,536)	242,865	(100,843)	883,090	(204,379)
Mortgage-backed securities	55,766	(12,343)	135,392	(60,326)	191,158	(72,669)

Total	$701,010	(116,237)	378,257	(161,169)	1,079,267	(277,406)

In accordance with the Company’s Valuation of Investments, Related Gains and Losses, and Investment Income policy described in note 2(a), the Company regularly reviews its investment holdings for other-than-temporary impairments. The Company has concluded securities in an unrealized loss position as of
(Continued)

32

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
December, 31 2009 and 2008 were not other-than-temporarily impaired due to the Company’s ability and intent to hold the investments for a reasonable period of time sufficient for recovery of fair value or amortized cost. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.
The tables below summarize the fixed maturity and equity securities with unrealized losses as of December 31:

	2009
	Amortized	Fair	Unrealized
Fair value to amortized cost ratio	cost	value	losses
90%-99%	$470,643	453,847	(16,796)
80%-89%	122,104	103,765	(18,339)
Below 80%	127,664	87,510	(40,154)

Total	$720,411	645,122	(75,289)

	2008
	Amortized	Fair	Unrealized
Fair value to amortized cost ratio	cost	value	losses
90%-99%	$413,594	389,444	(24,150)
80%-89%	371,228	316,710	(54,518)
Below 80%	571,851	373,113	(198,738)

Total	$1,356,673	1,079,267	(277,406)

For fixed maturity and equity securities, the following table summarizes the Company’s unrealized losses based on the length of time the securities have been in an unrealized loss position as of December 31:

	2009				2008
				%				%
		Fair	Unrealized	Investment		Fair	Unrealized	Investment
	# of Issues	Value	Losses	Grade[1]	# of Issues	Value	Losses	Grade[1]
Less than 12 months	126	$226,551	$(5,004)	95.2	352	$701,010	$(116,237)	93.8
12 months or longer	181	418,571	(70,285)	71.3	228	378,257	(161,169)	81.1

Total	307	$645,122	$(75,289)		580	$1,079,267	$(277,406)

[1]	rated AAA through BBB-
(Continued)

33

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The following table summarizes fixed maturity and equity securities with a fair value to amortized cost ratio less than 80% for six consecutive months or longer. These securities are considered potentially distressed and are subject to rigorous ongoing review as of December 31:

	2009			2008
		Fair	Unrealized		Fair	Unrealized
	# of Issues	Value	Losses	# of Issues	Value	Losses
Less than 6 consecutive months	11	$22,224	$(7,006)	180	$322,183	$(163,592)
6 consecutive months or longer	37	65,286	(33,148)	28	50,930	(35,146)

Total	48	$87,510	$(40,154)	208	$373,113	$(198,738)

Proceeds from the sale and maturity of securities available-for-sale (excluding calls) during 2009, 2008 and 2007 were $93,646, $116,631 and $59,035, respectively. Gross gains of $5,348 ($8,428 in 2008 and $53 in 2007) and gross losses of $9,897 ($1,814 in 2008 and $53 in 2007) were realized on those sales.

The Company may sell securities classified as held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory risk-based capital purposes. There were no sales of held-to-maturity securities in 2009, 2008 and 2007.

Investments with a fair value of $2,925 and $4,816 as of December 31, 2009 and 2008, respectively, were on deposit with various regulatory agencies as required by law.

At its discretion the Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value at least equal to 102% of the market value of the securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or bank letter of credit or equivalent obligation as may be pre-approved by the Company. The loaned securities’ market value is monitored on a daily basis with additional collateral obtained as necessary. The Company did not participate in securities lending as of December 31, 2009 and 2008.

(7)	Future Policy Benefits and Claims

The liability for future policy benefits for universal life policies and investment contracts (approximately 82% of the total liability for future policy benefits as of December 31, 2009 and 2008) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 5.0% for the years ended December 31, 2009, 2008 and 2007.
(Continued)

34

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using interest rates varying from 2.5% to 8.0%.
(a)	Withdrawals

Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

(b)	Mortality and Morbidity

Mortality and morbidity rates for term life policies are based on pricing mortality assumptions updated to reflect the most current company experience.
(8)	Income Tax

The provision for income taxes is as follows:

	2009	2008	2007
Current expense	$14,382	45,336	13,714
Deferred expense (benefit)	15,935	(31,065)	14,310

Income tax expense	$30,317	14,271	28,024

The following is the reconciliation of the provision for income taxes based on enacted U.S. Federal income tax rates to the total income tax expense provision reported in the financial statements for the years ended December 31:

	2009	2008	2007
Pre-tax income times U.S. enacted tax rate	$30,395	14,259	27,769
Tax-preferred investment income	(419)	(196)	(284)
Other, net	341	208	539

Income tax expense	$30,317	14,271	28,024

Effective tax rate	34.9%	35.0%	35.3%
(Continued)

35

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The Internal Revenue Service (IRS) completed the review of the 2003 refund claim and tax return years 2004 through 2007. The Company is appealing the only issue raised, bad debt deductions, in the report. The Company believes the IRS has not considered all the relevant facts and circumstances and expects the Company’s position to be sustained. Thus no reduction of tax benefits has been recorded pursuant to the Company’s ASC 740 analysis. In August, 2007, the IRS issued Revenue Ruling 2007-54 which would have substantially changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction (DRD) on separate account assets held in connection with variable annuity and life contracts. However, the ruling was suspended by Revenue Ruling 2007-61 which also announced the IRS’s intention to issue regulations with respect to certain computational aspects of the DRD. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, prospective application is not guaranteed. As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. During 2009, 2008 and 2007 the Company recognized an income tax benefit of $419, $196 and $284, respectively, related to the separate account DRD and is reflected as a component of tax-preferred investment income in the rate reconciliation above.

The Company’s policy for recording interest and penalties associated with audits, claims, and adjustments is to record such amount as a component of income taxes. No interest or additions to tax relating to the IRS review has been made.

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

	2009	2008
Deferred tax assets:
Future policy benefits	$249,234	236,420
Mortgage loans on real estate	722	687
Fixed maturity securities available-for-sale	9,707	95,502
Capital loss carryforwards	11,168	—
Other	7,182	6,660

Total gross deferred tax assets	278,013	339,269

Deferred tax liabilities:
Deferred policy acquisition costs	101,432	120,272
Reinsurance recoverable	190,274	167,931
Other	5,483	6,629

Total gross deferred tax liabilities	297,189	294,832

Net deferred tax (liability) asset	$(19,176)	44,437

(Continued)

36

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
In accessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future income over the periods in which the deferred tax assets are deductible, the Company believes it is more likely than not that it will realize the benefits of these deductible differences.

As of December 31, 2009, the Company has contributed to the life subgroup capital loss carryforwards of $31,908 expiring in 2013 and 2014. All carryforwards are expected to be fully utilized before expiring.

(9)	Additional Financial Instruments Disclosure
(a)	Financial Instruments with Off-Balance-Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund bonds and venture capital partnerships of approximately $564 and $611 as of December 31, 2009 and 2008, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the financial statements. The credit risk of all financial instruments, whether on-or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

(b)	Significant Concentrations of Credit Risk

Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio and total loans in any state do not exceed 13% of the total loan portfolio as of December 31, 2009.

At December 31, 2009, the states that exceeded 10% of the total loan portfolio were Ohio, Texas and California with carrying values of $53.1 million, $51.3 million, and $46.5 million, respectively. At December 31, 2008, the states that exceeded 10% of the total loan portfolio were Texas, Ohio and California with carrying values of $56.1 million, $55.8 million, and $48.2 million, respectively.
(Continued)

37

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The summary below depicts loan exposure of remaining principal balances by type as of December 31:

	2009	2008
Mortgage assets by type:
Retail	$111,153	113,776
Office	111,584	121,397
Apartment	18,424	29,520
Industrial	96,602	104,367
Other	81,743	86,148

	419,506	455,208

Less valuation allowances	2,064	1,963

Total mortgage loans on real estate, net	$417,442	453,245

(10)	Regulatory Risk-Based Capital and Dividend Restrictions

As of December 31, 2009, ONLAC exceeded the minimum risk-based capital (RBC) requirements as established by the NAIC.

The payment of dividends by the Company to its parent, ONLIC, is limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $27,780 may be paid by ONLAC to ONLIC in 2010 without prior approval. ONLAC paid dividends to ONLIC of $20,480, $0 and $0 in 2009, 2008 and 2007, respectively.

(11)	Contingencies

The Company is a defendant in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.

(Continued)

38

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(12) Reinsurance
In the ordinary course of business, the Company reinsures certain risks with its parent, ONLIC, and other insurance companies. Amounts in the accompanying financial statements related to ceded business are as follows for the years ended December 31:

	2009
	Affiliate	Nonaffiliate
Premiums	$65,670	87,127
Benefits incurred	40,245	62,949
Commission and expense allowances	(7,662)	13,136
Reinsurance recoverable:
Reserves for future policy benefits	247,466	287,994
Policy and contract claims payable	8,866	7,995

	2008
	Affiliate	Nonaffiliate
Premiums	$45,950	99,713
Benefits incurred	6,357	60,709
Commission and expense allowances	2,239	6,890
Reinsurance recoverable:
Reserves for future policy benefits	205,705	269,332
Policy and contract claims payable	422	9,040

	2007
	Affiliate	Nonaffiliate
Premiums	$68,743	87,996
Benefits incurred	6,255	49,714
Commission and expense allowances	5,520	12,093
Reinsurance recoverable:
Reserves for future policy benefits	153,124	244,148
Policy and contract claims payable	399	4,504
(Continued)

39

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Net traditional life and accident and health insurance premiums earned is summarized as follows for the years ended December 31:

	2009	2008	2007
Direct premiums earned	$197,520	193,694	215,828
Reinsurance assumed	1,258	1,282	1,274
Reinsurance ceded	(152,797)	(145,663)	(156,739)

Net premiums earned	$45,981	49,313	60,363

Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.
Effective December 31, 2008, the Company has entered into a 100% coinsurance reinsurance agreement with Montgomery Re, Inc., (MONT) an affiliated reinsurer. The reinsurance agreement covers 10 year level term life policies issued between January 1, 2000 and March 31, 2004. The reinsurer is unauthorized in the State of Ohio. This agreement takes into account State of Vermont prescribed practice that allows a letter of credit to back a certain portion of statutory reserves and a prescribed practice for the reinsurer to recognize a net liability for inuring yearly renewable term reinsurance contracted by the ceding company. The letter of credit held by the affiliated reinsurer has been assigned to the Company and as such also provides collateral for the unauthorized reinsurance.
Effective June 30, 2009, the Company amended its existing 100% coinsurance agreement with MONT. The agreement was amended to include an additional 100% coinsurance reinsurance agreement to cede an inforce block of business to MONT. The ceded business consisted of certain term policies issued from April 1, 2004 to December 31, 2008.
Amounts in the accompanying financial statements related to the reinsurance treaty with MONT and included in the above tables are as follows for years ended December 31:

	2009	2008
Premiums	$39,494	$10,182
Benefits incurred	33,311	—
Commission and expense allowances	(15,225)	(4,731)
Reinsurance recoverable:
Reserves for future policy benefits	35,848	17,812
Policy and contract claims payable	8,486	—
Effective December 31, 2008, the Company has entered into a reinsurance agreement with a nonaffiliated reinsurer. The reinsurance agreement covers 10 year level term life policies issued between April 1, 2004 and June 30, 2008.
(Continued)

40

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(13) Related Party Transactions
The Company shares common facilities and management with ONLIC. A written agreement, which either party may terminate upon thirty days notice, provides that ONLIC furnish personnel, space and supplies, accounting, data processing, and related services to ONLAC. ONLIC primarily uses multiple bases (head counts, salaries, number of policies, policy face amounts, field compensation, time, age, sex, assets, account balances, transaction counts, etc.) and believes they are reasonable for determining the expense charges. There is no assurance that these costs would be similar if the Company had to obtain such services on its own. This agreement resulted in charges to the Company of approximately $38,950, $31,000, and $27,000 in 2009, 2008, and 2007, respectively.
The Company received cash capital contributions from its parent, ONLIC, on December 31, 2007 in the amount of $11,000.
Effective December 31, 2008, the Company has entered into a 100% coinsurance reinsurance agreement with MONT.
Effective June 30, 2009, the Company amended its existing 100% coinsurance agreement with MONT.

41

Schedule I
OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Summary of Investments — Other Than Investments in Related Parties
December 31, 2009
(Dollars in thousands)

Column A	Column B	Column C	Column D
			Amount at
			which shown
		Market	in the
Type of investment	Cost	value	balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	$6,405	7,462	7,462
Obligations of states and political subdivisions	14,199	14,112	14,112
Debt securities issued by foreign governments	235	244	244
Corporate securities	1,075,327	1,092,266	1,092,266
Mortgage-backed securities	485,826	449,335	449,335

Total fixed maturity available-for-sale securities	1,581,992	1,563,419	1,563,419

Equity securities available-for-sale:
Common stocks:
Industrial, miscellaneous, and all other	1	7	7
Nonredeemable preferred stocks:	8	5	5

Total equity securities available-for-sale	9	12	12

Fixed maturity held-to-maturity securities:
Bonds:
Obligations of states and political subdivisions	2,090	2,370	2,090
Debt securities issued by foreign governments	1,000	1,000	1,000
Corporate securities	248,531	261,308	248,531

Total fixed maturity held-to-maturity securities	251,621	$264,678	251,621

Mortgage loans on real estate, net	419,506		417,442	[1]
Policy loans	78,889		78,889
Other long-term investments	3,882		1,920	[2]
Short-term investments	114,970		114,974

Total investments	$2,450,869		2,428,277

[1]	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.

[2]	Difference from Column B is due to operations gains and/or losses of investments in limited partnerships.
See accompanying report of independent registered public accounting firm.

42

Schedule III
OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Supplementary Insurance Information
Years ended December 31, 2009, 2008 and 2007
(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
		Future policy
	Deferred	benefits,		Other policy
	policy	losses,		claims and
	acquisition	claims, and	Unearned	benefits	Premium
Year segment	costs	loss expenses	Premiums[1]	payable[1]	revenue
2009:
Individual life insurance	$408,030	2,464,185			41,148
All other	13,561	362,551			4,833

Total	$421,591	2,826,736			45,981

2008:
Individual life insurance	$451,269	2,285,913			43,813
All other	18,917	367,986			5,500

Total	$470,186	2,653,899			49,313

2007:
Individual life insurance	$350,032	2,096,048			53,930
All other	14,710	383,127			6,433

Total	$364,742	2,479,175			60,363

Column A	Column G	Column H	Column I	Column J	Column K
		Benefits,	Amortization
		claims, losses	of deferred
	Net	and	policy	Other
	investment	settlement	acquisition	operating	Premium
Year segment	income[2]	expenses	costs	expenses[2]	written[3]
2009:
Individual life insurance	$135,824	129,680	28,424	42,460
All other	13,512	9,292	1,614	666

Total	$149,336	138,972	30,038	43,126

2008:
Individual life insurance	$132,690	147,610	33,205	32,102
All other	17,736	11,283	2,051	(433)

Total	$150,426	158,893	35,256	31,669

2007:
Individual life insurance	$122,451	162,663	27,494	24,095
All other	23,161	8,009	2,599	331

Total	$145,612	170,672	30,093	24,426

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

[2]	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

[3]	Not applicable for life insurance companies.
See accompanying report of independent registered public accounting firm.

43

Schedule IV
OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Reinsurance
Years ended December 31, 2009, 2008 and 2007
(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net
2009:
Life insurance in force	$110,948,378	79,704,433	121,424	31,365,369	0.4%

Premiums:
Life insurance	$178,147	137,228	229	41,148	0.6%
Accident and health insurance	19,373	15,569	1,029	4,833	21.3%

Total	$197,520	152,797	1,258	45,981	2.7%

2008:
Life insurance in force	$101,335,392	65,000,198	103,516	36,438,710	0.3%

Premiums:
Life insurance	$173,463	129,827	177	43,813	0.4%
Accident and health insurance	20,231	15,836	1,105	5,500	20.1%

Total	$193,694	145,663	1,282	49,313	2.6%

2007:
Life insurance in force	$92,437,067	46,582,889	129,693	45,983,871	0.3%

Premiums:
Life insurance	$194,961	141,142	111	53,930	0.2%
Accident and health insurance	20,867	15,597	1,163	6,433	18.1%

Total	$215,828	156,739	1,274	60,363	2.1%

See accompanying report of independent registered public accounting firm.

44

Schedule V
OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)
Valuation and Qualifying Accounts
Years ended December 31, 2009, 2008 and 2007
(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
		Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions	period
2009:
Valuation allowances — mortgage loans on real estate	$1,963	101	—	—	2,064

2008:
Valuation allowances — mortgage loans on real estate	$1,749	214	—	—	1,963

2007:
Valuation allowances — mortgage loans on real estate	$1,689	60	—	—	1,749
See accompanying report of independent registered public accounting firm.

45

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2009

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
Ohio National Fund, Inc.:
Equity Subaccount 952,719 Shares (Cost $21,786,905)	$17,444,286	$17,444,286
Money Market Subaccount 948,151 Shares (Cost $9,481,511)	9,481,511	9,481,511
Bond Subaccount 318,775 Shares (Cost $3,513,473)	3,904,992	3,904,992
Omni Subaccount 416,770 Shares (Cost $6,302,855)	6,009,822	6,009,822
International Subaccount 835,343 Shares (Cost $9,542,043)	8,729,330	8,729,330
Capital Appreciation Subaccount 534,080 Shares (Cost $7,746,843)	9,319,693	9,319,693
Millennium Subaccount 476,702 Shares (Cost $9,652,054)	8,318,455	8,318,455
International Small-Mid Company Subaccount 272,576 Shares (Cost $4,711,369)	5,290,697	5,290,697
Aggressive Growth Subaccount 418,395 Shares (Cost $3,162,394)	3,108,675	3,108,675
Small Cap Growth Subaccount 231,308 Shares (Cost $2,292,686)	2,287,632	2,287,632
Mid Cap Opportunity Subaccount 524,719 Shares (Cost $7,746,489)	8,085,927	8,085,927
S&P 500 Index Subaccount 1,537,960 Shares (Cost $18,902,270)	17,978,751	17,978,751
Strategic Value Subaccount 147,125 Shares (Cost $1,414,826)	1,271,162	1,271,162
High Income Bond Subaccount 318,779 Shares (Cost $2,878,271)	3,439,627	3,439,627
Capital Growth Subaccount 88,670 Shares (Cost $1,667,121)	1,799,110	1,799,110
Nasdaq-100 Index Subaccount 229,644 Shares (Cost $913,657)	1,097,698	1,097,698
Bristol Subaccount 52,665 Shares (Cost $596,226)	585,631	585,631
Bryton Growth Subaccount 59,509 Shares (Cost $569,900)	651,031	651,031
U.S. Equity Subaccount 2,780 Shares (Cost $29,161)	25,462	25,462
Balanced Subaccount 14,425 Shares (Cost $180,133)	189,404	189,404

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2009

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
Ohio National Fund, Inc.: (continued)

Income Opportunity Subaccount 2,377 Shares (Cost $25,243)	$26,603	$26,603
Target VIP Subaccount 16,533 Shares (Cost $153,065)	127,638	127,638
Target Equity/Income Subaccount 28,936 Shares (Cost $266,255)	204,580	204,580
Bristol Growth Subaccount 1,347 Shares (Cost $9,380)	11,787	11,787

Janus Aspen Series — Institutional Shares:
Janus Subaccount (a) 259,238 Shares (Cost $5,998,248)	5,555,469	5,555,469
Worldwide Subaccount (a) 97,444 Shares (Cost $3,093,302)	2,551,092	2,551,092
Balanced Subaccount 159,375 Shares (Cost $3,936,161)	4,283,995	4,283,995

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount 22,918 Shares (Cost $44,0243)	343,994	343,994
Small/Mid Cap Value Subaccount 8,220 Shares (Cost $83,899)	64,365	64,365
Discovery Subaccount 27,715 Shares (Cost $355,993)	435,132	435,132

Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount 286,450 Shares (Cost $3,050,191)	2,658,252	2,658,252
Structured U.S. Equity Subaccount 41,698 Shares (Cost $445,373)	396,127	396,127
Capital Growth Subaccount 48,492 Shares (Cost $483,198)	528,075	528,075

Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount 126,896 Shares (Cost $1,951,944)	1,287,999	1,287,999

Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount 429,948 Shares (Cost $7,713,471)	8,267,897	8,267,897
U.S. Small-Mid Cap Equity Subaccount (b) 286,188 Shares (Cost $3,177,766)	2,770,300	2,770,300

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2009

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
Lazard Retirement Series, Inc.: (continued)

U.S. Strategic Equity Subaccount 1,334 Shares (Cost $10,376)	$10,928	$10,928
International Equity Subaccount 28,877 Shares (Cost $366,118)	281,835	281,835

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount 405,688 Shares (Cost $10,702,018)	10,182,780	10,182,780
VIP Contrafund Subaccount 570,689 Shares (Cost $13,753,351)	11,579,272	11,579,272
VIP Growth Subaccount 67,277 Shares (Cost $2,116,118)	2,001,486	2,001,486
VIP Equity-Income Subaccount 123,697 Shares (Cost $2,334,537)	2,049,658	2,049,658
VIP Real Estate Subaccount 33,493 Shares (Cost $300,366)	363,060	363,060

Janus Aspen Series — Service Shares:
Janus Subaccount (a) 86,524 Shares (Cost $1,703,648)	1,826,522	1,826,522
Worldwide Subaccount (a) 67,183 Shares (Cost $1,755,909)	1,742,046	1,742,046
Balanced Subaccount 144,200 Shares (Cost $3,660,886)	4,027,507	4,027,507
Overseas Subaccount (a) 177,373 Shares (Cost $7,790,404)	7,995,981	7,995,981

J.P. Morgan Insurance Trust — Class I (note 4):
Small Cap Core Subaccount 39,777 Shares (Cost $373,501)	467,782	467,782
Mid Cap Value Subaccount 635,017 Shares (Cost $2,788,674)	3,537,043	3,537,043

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount 31,221 Shares (Cost $397,255)	407,437	407,437
Investors Growth Stock Subaccount 22,050 Shares (Cost $194,381)	212,122	212,122
Mid Cap Growth Subaccount 54,715 Shares (Cost $298,486)	247,311	247,311
Total Return Subaccount 154,490 Shares (Cost $2,890,942)	2,669,586	2,669,586

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2009

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)

The Prudential Series Fund, Inc.:
Jennison Subaccount 10,127 Shares (Cost $190,482)	$208,217	$208,217
Jennison 20/20 Focus Subaccount 312,581 Shares (Cost $4,201,971)	4,457,409	4,457,409

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount 268,726 Shares (Cost $3,304,699)	3,342,950	3,342,950
Total Return Subaccount 596,139 Shares (Cost $6,261,089)	6,450,222	6,450,222
Global Bond Subaccount 227,837 Shares (Cost $2,929,163)	2,898,081	2,898,081
CommodityRealReturn Strategy Subaccount 50,011 Shares (Cost $430,055)	430,097	430,097

Calvert Variable Series, Inc.:
Social Equity Subaccount 17,208 Shares (Cost $267,068)	284,104	284,104

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount 12,780 Shares (Cost $437,149)	398,864	398,864

Royce Capital Fund:
Small-Cap Subaccount 615,793 Shares (Cost $5,226,819)	5,345,087	5,345,087
Micro-Cap Subaccount 350,846 Shares (Cost $3,576,452)	3,343,563	3,343,563

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount 23,732 Shares (Cost $233,684)	233,762	233,762
U.S. Real Estate Subaccount 122,311 Shares (Cost $1,753,470)	1,236,565	1,236,565
International Growth Equity Subaccount 15,818 Shares (Cost $154,479)	133,190	133,190
Capital Growth Subaccount 9,863 Shares (Cost $151,260)	164,021	164,021

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2009

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)

Legg Mason Partners Variable Equity Trust — Class I:
Legg Mason ClearBridge Variable Fundamental Value Subaccount (c) 7,441 Shares (Cost $140,155)	$127,615	$127,615
Legg Mason ClearBridge Variable Equity Income Builder Subaccount (c) 2,723 Shares (Cost $24,072)	25,239	25,239
Legg Mason ClearBridge Variable Investors Subaccount (c) 8,819 Shares (Cost $106,981)	109,535	109,535

Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount 249,407 Shares (Cost $3,654,993)	3,521,633	3,521,633
Franklin Flex Cap Growth Securities Subaccount 26,417 Shares (Cost $245,170)	288,733	288,733
Templeton Foreign Securities Subaccount 86,274 Shares (Cost $1,189,103)	1,160,380	1,160,380

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount 5,985 Shares (Cost $86,322)	79,056	79,056

Financial Investors Variable Insurance Trust — Class II:
Ibbotson Conservative ETF Asset Allocation Subaccount 2,665 Shares (Cost $28,377)	28,086	28,086
Ibbotson Income & Growth ETF Asset Allocation Subaccount 11,838 Shares (Cost $107,612)	116,252	116,252
Ibbotson Balanced ETF Asset Allocation Subaccount 24,480 Shares (Cost $213,907)	224,486	224,486
Ibbotson Growth ETF Asset Allocation Subaccount 22,297 Shares (Cost $162,031)	190,196	190,196
Ibbotson Aggressive Growth ETF Asset Allocation Subaccount 46,033 Shares (Cost $366,254)	371,025	371,025

ALPS Variable Insurance Trust — Class II:
AVS Listed Private Equity Subaccount 18,457 Shares (Cost $92,966)	96,532	96,532

Federated Insurance Series — Service Shares:
Kaufmann Fund II Subaccount 860 Shares (Cost $9,573)	10,761	10,761

Goldman Sachs Variable Insurance Trust — Service Shares:
Growth and Income Subaccount 812 Shares (Cost $6,498)	7,540	7,540
Capital Growth Subaccount 5 Shares (Cost $52)	53	53

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2009

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)

Franklin Templeton Variable Insurance Products Trust — Class 4:
Franklin Income Securities Subaccount 11,579 Shares (Cost $156,977)	$165,921	$165,921
Franklin Flex Cap Growth Securities Subaccount 836 Shares (Cost $7,528)	9,099	9,099
Templeton Foreign Securities Subaccount 2,200 Shares (Cost $24,351)	29,900	29,900
Franklin Templeton VIP Founding Funds Allocation Subaccount 113 Shares (Cost $802)	805	805

Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount 105,469 Shares (Cost $895,959)	972,979	972,979
VIP Global Natural Resources Subaccount 168,985 Shares (Cost $840,241)	971,307	971,307
VIP Science and Technology Subaccount 21,568 Shares (Cost $289,074)	329,911	329,911

Totals	$225,897,733	$225,897,733

(a)	Name change was effective May 1, 2009:
Janus subaccount formerly known as Large Cap Growth.
Worldwide subaccount formerly known as Worldwide Growth.
Overseas subaccount formerly known as International Growth.

(b)	Name change was effective June 1, 2009:
U.S. Small-Mid Cap Equity subaccount formerly known as U.S. Small Cap Equity

(c)	Name change was effective November 2, 2009:
Legg Mason ClearBridge Variable Fundamental Value Subaccount formerly known as Fundamental Value
Legg Mason ClearBridge Variable Equity Income Builder Subaccount formerly known as Capital and Income
Legg Mason ClearBridge Variable Investors Subaccount formerly known as Investors

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2009

	Ohio National Fund, Inc.
								International
		Money				Capital		Small-Mid
	Equity	Market	Bond	Omni	International	Appreciation	Millennium	Company
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$36,617	$0	$0	$104,639	$0	$101,340	$0	$0
Risk and administrative expense (note 2)	(102,334)	(74,768)	(24,513)	(40,104)	(53,226)	(58,713)	(53,076)	(30,894)

Net investment activity	(65,717)	(74,768)	(24,513)	64,535	(53,226)	42,627	(53,076)	(30,894)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(2,500,077)	(242)	15,662	(302,469)	(1,050,292)	(13,619)	(786,394)	(214,080)
Unrealized gain (loss)	7,487,845	0	634,452	1,738,559	3,442,806	2,938,380	2,189,610	1,914,503

Net gain (loss) on investments	4,987,768	(242)	650,114	1,436,090	2,392,514	2,924,761	1,403,216	1,700,423

Net increase (decrease) in contract owners’ equity from operations	$4,922,051	$(75,010)	$625,601	$1,500,625	$2,339,288	$2,967,388	$1,350,140	$1,669,529

	Ohio National Fund, Inc.
	Aggressive	Small Cap	Mid Cap	S&P	Strategic	High Income	Capital	Nasdaq-100
	Growth	Growth	Opportunity	500 Index	Value	Bond	Growth	Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$0	$0	$0	$230,043	$35,267	$0	$0	$0
Risk and administrative expense (note 2)	(18,559)	(13,042)	(47,799)	(108,800)	(7,164)	(19,438)	(11,087)	(5,261)

Net investment activity	(18,559)	(13,042)	(47,799)	121,243	28,103	(19,438)	(11,087)	(5,261)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(162,306)	(134,768)	(355,308)	(1,021,679)	(84,609)	9,539	(66,665)	(1,678)
Unrealized gain (loss)	1,095,689	889,871	2,694,940	4,502,383	171,822	1,133,370	562,778	343,420

Net gain (loss) on investments	933,383	755,103	2,339,632	3,480,704	87,213	1,142,909	496,113	341,742

Net increase (decrease) in contract owners’ equity from operations	$914,824	$742,061	$2,291,833	$3,601,947	$115,316	$1,123,471	$485,026	$336,481

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2009

	Ohio National Fund, Inc.
		Bryton	U.S.		Income		Target	Bristol
	Bristol	Growth	Equity	Balanced	Opportunity	Target VIP	Equity/Income	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009	2009 (a)

Investment activity:
Reinvested dividends	$3,140	$0	$170	$4,048	$0	$1,549	$3,743	$0
Risk and administrative expense (note 2)	(3,712)	(3,408)	(132)	(1,361)	(158)	(743)	(1,752)	(69)

Net investment activity	(572)	(3,408)	38	2,687	(158)	806	1,991	(69)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(25,613)	(18,186)	(2,104)	(3,107)	(740)	(14,788)	(131,747)	3,019
Unrealized gain (loss)	190,955	201,509	6,183	45,050	4,231	28,824	138,867	2,407

Net gain (loss) on investments	165,342	183,323	4,079	41,943	3,491	14,036	7,120	5,426

Net increase (decrease) in contract owners’ equity from operations	$164,770	$179,915	$4,117	$44,630	$3,333	$14,842	$9,111	$5,357

(a)	Period from January 6, 2009, date of commencement of operations

	Janus Aspen Series —			Wells Fargo Advantage Variable
	Institutional Shares			Trust Funds
					Small/Mid
	Janus	Worldwide	Balanced	Opportunity	Cap Value	Discovery
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$25,458	$31,359	$116,563	$0	$633	$0
Risk and administrative expense (note 2)	(34,979)	(16,463)	(28,610)	(2,240)	(385)	(2,923)

Net investment activity	(9,521)	14,896	87,953	(2,240)	248	(2,923)

Reinvested capital gains	0	0	145,843	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(314,652)	(318,131)	(6,548)	(57,479)	(5,286)	(1,983)
Unrealized gain (loss)	1,777,251	991,778	643,769	177,779	29,762	138,037

Net gain (loss) on investments	1,462,599	673,647	637,221	120,300	24,476	136,054

Net increase (decrease) in contract owners’ equity from operations	$1,453,078	$688,543	$871,017	$118,060	$24,724	$133,131

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2009

				Van Kampen
				Universal
				Institutional
	Goldman Sachs Variable			Funds —
	Insurance Trust — Institutional Shares			Class I	Lazard Retirement Series, Inc.
	Growth				Emerging	U.S.	U.S.
	and	Structured	Capital	U.S. Real	Markets	Small-Mid	Strategic	International
	Income	U.S. Equity	Growth	Estate	Equity	Cap Equity	Equity	Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$42,268	$7,347	$2,084	$36,440	$190,024	$0	$87	$7,316
Risk and administrative expense (note 2)	(15,455)	(2,130)	(3,005)	(8,390)	(43,651)	(13,758)	(66)	(2,046)

Net investment activity	26,813	5,217	(921)	28,050	146,373	(13,758)	21	5,270

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(223,448)	(33,877)	(14,214)	(626,766)	(447,848)	(377,205)	(1,243)	(68,425)
Unrealized gain (loss)	595,756	92,135	182,715	858,060	3,539,913	1,342,157	3,490	116,282

Net gain (loss) on investments	372,308	58,258	168,501	231,294	3,092,065	964,952	2,247	47,857

Net increase (decrease) in contract owners’ equity from operations	$399,121	$63,475	$167,580	$259,344	$3,238,438	$951,194	$2,268	$53,127

	Fidelity Variable Insurance Products Fund — Service Class 2
	VIP	VIP	VIP	VIP Equity —	VIP Real
	Mid Cap	Contrafund	Growth	Income	Estate
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009 (a)

Investment activity:
Reinvested dividends	$40,321	$116,838	$3,483	$36,954	$6,798
Risk and administrative expense (note 2)	(58,089)	(64,324)	(11,120)	(11,402)	(895)

Net investment activity	(17,768)	52,514	(7,637)	25,552	5,903

Reinvested capital gains	46,565	2,843	1,541	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(583,485)	(1,169,790)	(213,615)	(226,413)	12,488
Unrealized gain (loss)	3,480,887	4,131,624	638,587	680,140	62,694

Net gain (loss) on investments	2,897,402	2,961,834	424,972	453,727	75,182

Net increase (decrease) in contract owners’ equity from operations	$2,926,199	$3,017,191	$418,876	$479,279	$81,085

(a)	Period from January 6, 2009, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2009

					J.P. Morgan Series		J.P. Morgan Insurance
	Janus Aspen Series — Service Shares				Trust II (note 4)		Trust — Class I (note 4)
					Small	Mid Cap	Small	Mid Cap
	Janus	Worldwide	Balanced	Overseas	Company	Value	Cap Core	Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$5,880	$18,553	$100,213	$25,340	$1,781	$68,503	$1,035	$0
Risk and administrative expense (note 2)	(8,944)	(8,751)	(23,045)	(40,278)	(587)	(5,313)	(1,799)	(13,799)

Net investment activity	(3,064)	9,802	77,168	(14,938)	1,194	63,190	(764)	(13,799)

Reinvested capital gains	0	0	136,094	172,430	5,417	6,201	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(33,357)	(72,093)	(2,857)	(556,034)	(201,715)	(1,223,241)	9,172	72,622
Unrealized gain (loss)	508,656	535,193	615,006	3,722,482	176,350	1,069,660	94,281	748,369

Net gain (loss) on investments	475,299	463,100	612,149	3,166,448	(25,365)	(153,581)	103,453	820,991

Net increase (decrease) in contract owners’
equity from operations	$472,235	$472,902	$825,411	$3,323,940	$(18,754)	$(84,190)	$102,689	$807,192

							UBS Series
					The Prudential Series		Trust —
	MFS Variable Insurance Trust — Service Class				Fund, Inc.		Class I
	New	Investors	Mid Cap	Total		Jennison	U.S.
	Discovery	Growth Stock	Growth	Return	Jennison	20/20 Focus	Allocation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$0	$799	$0	$87,874	$293	$126	$367
Risk and administrative expense (note 2)	(1,839)	(1,155)	(1,875)	(16,772)	(760)	(22,364)	(20)

Net investment activity	(1,839)	(356)	(1,875)	71,102	(467)	(22,238)	347

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(31,069)	(16,989)	(91,602)	(170,604)	(3,157)	(235,409)	(4,093)
Unrealized gain (loss)	168,138	76,923	191,895	498,532	45,820	1,885,716	3,355

Net gain (loss) on investments	137,069	59,934	100,293	327,928	42,663	1,650,307	(738)

Net increase (decrease) in contract owners’ equity from operations	$135,230	$59,578	$98,418	$399,030	$42,196	$1,628,069	$(391)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2009

						Dreyfus Variable
					Calvert	Investment
	PIMCO Variable Insurance Trust —				Variable	Fund — Service
	Administrative Shares				Series, Inc.	Shares	Royce Capital Fund
				Commodity
	Real	Total	Global	RealReturn	Social
	Return	Return	Bond	Strategy	Equity	Appreciation	Small-Cap	Micro-Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009 (a)	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$93,368	$291,924	$73,378	$15,896	$1,019	$7,439	$0	$0
Risk and administrative expense (note 2)	(20,821)	(39,248)	(16,115)	(913)	(1,709)	(2,434)	(29,455)	(17,227)

Net investment activity	72,547	252,676	57,263	14,983	(690)	5,005	(29,455)	(17,227)

Reinvested capital gains	125,409	195,322	242,593	26,218	13,443	24,505	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(34,779)	40,135	(7,586)	287	(5,285)	(11,665)	(323,978)	(313,152)
Unrealized gain (loss)	321,133	199,899	47,542	42	61,880	52,706	1,684,885	1,562,702

Net gain (loss) on investments	286,354	240,034	39,956	329	56,595	41,041	1,360,907	1,249,550

Net increase (decrease) in contract owners’ equity from operations	$484,310	$688,032	$339,812	$41,530	$69,348	$70,551	$1,331,452	$1,232,323

(a)	Period from January 6, 2009, date of commencement of operations

					Legg Mason Partners Variable
	Van Kampen Universal Institutional Funds — Class II				Equity Trust — Class I
					Legg Mason	Legg Mason
					ClearBridge	ClearBridge	Legg Mason
			International		Variable	Variable	ClearBridge
	Core Plus	U.S. Real	Growth	Capital	Fundamental	Equity Income	Variable
	Fixed Income	Estate	Equity	Growth	Value	Builder	Investors
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$21,146	$29,218	$1,219	$0	$1,527	$769	$1,770
Risk and administrative expense (note 2)	(1,886)	(5,166)	(884)	(773)	(791)	(169)	(612)

Net investment activity	19,260	24,052	335	(773)	736	600	1,158

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(926)	(259,004)	(19,427)	(3,880)	(11,777)	(2,385)	(1,989)
Unrealized gain (loss)	3,012	517,681	63,098	61,300	40,666	6,573	27,112

Net gain (loss) on investments	2,086	258,677	43,671	57,420	28,889	4,188	25,123

Net increase (decrease) in contract owners’ equity from operations	$21,346	$282,729	$44,006	$56,647	$29,625	$4,788	$26,281

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2009

				Neuberger
				Berman Advisers
	Franklin Templeton Variable			Management	Financial Investors Variable
	Insurance Products Trust — Class 2			Trust — S Class	Insurance Trust — Class II
					Ibbotson	Ibbotson	Ibbotson
	Franklin	Franklin Flex	Templeton		Conservative	Income & Growth	Balanced
	Income	Cap Growth	Foreign	AMT	ETF Asset	ETF Asset	ETF Asset
	Securities	Securities	Securities	Regency	Allocation	Allocation	Allocation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009 (a)	2009 (a)	2009 (a)

Investment activity:
Reinvested dividends	$231,746	$0	$24,820	$615	$169	$763	$1,508
Risk and administrative expense (note 2)	(19,008)	(2,162)	(6,049)	(427)	(15)	(417)	(523)

Net investment activity	212,738	(2,162)	18,771	188	154	346	985

Reinvested capital gains	0	0	30,619	896	17	68	149

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(251,226)	2,922	(75,544)	(8,394)	(1)	161	3,209
Unrealized gain (loss)	912,477	85,826	331,843	31,352	(290)	8,641	10,579

Net gain (loss) on investments	661,251	88,748	256,299	22,958	(291)	8,802	13,788

Net increase (decrease) in contract owners’ equity from operations	$873,989	$86,586	$305,689	$24,042	$(120)	$9,216	$14,922

(a)	Period from January 6, 2009, date of commencement of operations

				Federated
			ALPS Variable	Insurance	Goldman Sachs Variable
	Financial Investors Variable		Insurance	Series —	Insurance Trust —
	Insurance Trust — Class II		Trust — Class II	Service Shares	Service Shares
	Ibbotson	Ibbotson
	Growth	Aggressive	AVS Listed		Growth
	ETF Asset	Growth ETF Asset	Private	Kaufmann	and	Capital
	Allocation	Allocation	Equity	Fund II	Income	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009 (a)	2009 (a)	2009 (a)	2009 (a)	2009 (a)	2009 (a)

Investment activity:
Reinvested dividends	$1,219	$2,695	$555	$0	$108	$0
Risk and administrative expense (note 2)	(691)	(392)	(403)	(23)	(28)	0

Net investment activity	528	2,303	152	(23)	80	0

Reinvested capital gains	58	105	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,871	153	2,540	27	78	0
Unrealized gain (loss)	28,165	4,771	3,566	1,188	1,042	1

Net gain (loss) on investments	30,036	4,924	6,106	1,215	1,120	1

Net increase (decrease) in contract owners’ equity from operations	$30,622	$7,332	$6,258	$1,192	$1,200	$1

(a)	Period from January 6, 2009, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2009

	Franklin Templeton Variable				Ivy Funds Variable Insurance
	Insurance Products Trust — Class 4				Portfolios, Inc.
				Franklin
		Franklin		Templeton			VIP
	Franklin	Flex Cap	Templeton	VIP Founding		VIP Global	Science
	Income	Growth	Foreign	Funds	VIP Asset	Natural	and
	Securities	Securities	Securities	Allocation	Strategy	Resources	Technology	Total
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccounts
	2009 (a)	2009 (a)	2009 (a)	2009 (a)	2009 (a)	2009 (a)	2009 (a)	2009

Investment activity:
Reinvested dividends	$25	$1	$0	$0	$63	$0	$0	$2,298,253
Risk and administrative expense (note 2)	(137)	(10)	(75)	(36)	(2,529)	(2,942)	(845)	(1,322,260)

Net investment activity	(112)	(9)	(75)	(36)	(2,466)	(2,942)	(845)	975,993

Reinvested capital gains	0	0	0	0	1,682	0	220	1,178,238
Realized and unrealized gain (loss) on investments:
Realized gain (loss)	28	93	28	1,384	380	19,869	5,971	(15,352,459)
Unrealized gain (loss)	8,943	1,572	5,550	3	77,021	131,066	40,837	68,516,030

Net gain (loss) on investments	8,971	1,665	5,578	1,387	77,401	150,935	46,808	53,163,571

Net increase (decrease) in contract owners’ equity from operations	$8,859	$1,656	$5,503	$1,351	$76,617	$147,993	$46,183	$55,317,802

(a)	Period from January 6, 2009, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Ohio National Fund, Inc.
	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(65,717)	$34,307	$(74,768)	$136,432	$(24,513)	$(27,939)	$64,535	$104,428
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(2,500,077)	(1,833,862)	(242)	266	15,662	(31,805)	(302,469)	(151,509)
Unrealized gain (loss)	7,487,845	(16,273,405)	0	0	634,452	(449,596)	1,738,559	(2,377,735)

Net increase (decrease) in contract owners’ equity from operations	4,922,051	(18,072,960)	(75,010)	136,698	625,601	(509,340)	1,500,625	(2,424,816)

Equity transactions:
Contract purchase payments	2,334,379	2,843,616	1,402,812	2,069,637	333,664	398,971	582,352	619,467
Transfers to and from fixed dollar contract and other subaccounts	(696,358)	(2,711,114)	(2,291,849)	5,285,916	200,770	(573,241)	(149,855)	(429,887)
Withdrawals, surrenders and death benefit payments	(890,172)	(1,518,620)	(1,047,161)	(3,048,181)	(217,189)	(154,303)	(345,602)	(359,199)
Surrender charges (note 2)	(180,308)	(110,957)	(365,807)	(363,635)	(39,271)	(47,824)	(23,142)	(21,233)
Lapse charges (note 2)	(76,732)	(165,696)	(91,970)	(70,157)	(9,528)	(41,768)	(4,281)	(15,247)
Cost of insurance and other administrative fees (note 2)	(1,498,895)	(1,694,331)	(611,252)	(574,573)	(244,421)	(233,867)	(546,856)	(534,671)

Net equity transactions	(1,008,086)	(3,357,102)	(3,005,227)	3,299,007	24,025	(652,032)	(487,384)	(740,770)

Net change in contract owners’ equity	3,913,965	(21,430,062)	(3,080,237)	3,435,705	649,626	(1,161,372)	1,013,241	(3,165,586)
Contract owners’ equity:
Beginning of period	13,530,321	34,960,383	12,561,748	9,126,043	3,255,366	4,416,738	4,996,581	8,162,167

End of period	$17,444,286	$13,530,321	$9,481,511	$12,561,748	$3,904,992	$3,255,366	$6,009,822	$4,996,581

Change in units:
Beginning units	731,762	847,938	565,777	415,185	119,037	141,943	245,153	272,437

Units purchased	140,400	121,546	441,658	1,132,563	28,593	36,928	31,605	28,778
Units redeemed	(188,856)	(237,722)	(577,188)	(981,971)	(28,665)	(59,834)	(53,647)	(56,062)

Ending units	683,306	731,762	430,247	565,777	118,965	119,037	223,111	245,153

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Ohio National Fund, Inc.
	International		Capital Appreciation		Millennium		International Small-Mid
	Subaccount		Subaccount		Subaccount		Company Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(53,226)	$(84,492)	$42,627	$(7,463)	$(53,076)	$(84,788)	$(30,894)	$(49,087)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(1,050,292)	(420,758)	(13,619)	456,530	(786,394)	(226,085)	(214,080)	362,696
Unrealized gain (loss)	3,442,806	(6,232,383)	2,938,380	(5,752,331)	2,189,610	(5,835,802)	1,914,503	(4,964,848)

Net increase (decrease) in contract owners’ equity from operations	2,339,288	(6,737,633)	2,967,388	(5,303,264)	1,350,140	(6,146,675)	1,669,529	(4,651,239)

Equity transactions:
Contract purchase payments	918,178	1,054,111	805,545	1,010,603	866,200	1,051,429	533,848	643,261
Transfers to and from fixed dollar contract and other subaccounts	(310,052)	(649,729)	(428,157)	(831,865)	(353,359)	(757,456)	(410,873)	(717,021)
Withdrawals, surrenders and death benefit payments	(700,076)	(1,001,137)	(1,120,483)	(669,744)	(445,286)	(850,670)	(181,683)	(294,534)
Surrender charges (note 2)	(32,838)	(43,864)	(51,402)	(93,304)	(64,245)	(90,994)	(42,588)	(49,233)
Lapse charges (note 2)	(21,909)	(38,451)	(47,083)	(86,315)	(48,806)	(66,747)	(32,855)	(59,328)
Cost of insurance and other administrative fees (note 2)	(706,817)	(794,190)	(634,727)	(695,712)	(625,363)	(769,295)	(317,451)	(384,881)

Net equity transactions	(853,514)	(1,473,260)	(1,476,307)	(1,366,337)	(670,859)	(1,483,733)	(451,602)	(861,736)

Net change in contract owners’ equity	1,485,774	(8,210,893)	1,491,081	(6,669,601)	679,281	(7,630,408)	1,217,927	(5,512,975)
Contract owners’ equity:
Beginning of period	7,243,556	15,454,449	7,828,612	14,498,213	7,639,174	15,269,582	4,072,770	9,585,745

End of period	$8,729,330	$7,243,556	$9,319,693	$7,828,612	$8,318,455	$7,639,174	$5,290,697	$4,072,770

Change in units:
Beginning units	527,747	602,612	358,424	401,840	367,243	418,645	210,998	240,033

Units purchased	80,017	69,384	45,832	48,574	48,230	50,157	36,853	42,919
Units redeemed	(144,206)	(144,249)	(103,288)	(91,990)	(82,071)	(101,559)	(58,771)	(71,954)

Ending units	463,558	527,747	300,968	358,424	333,402	367,243	189,080	210,998

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Ohio National Fund, Inc.
	Aggressive Growth		Small Cap Growth		Mid Cap Opportunity		S&P 500 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(18,559)	$(26,380)	$(13,042)	$(16,483)	$(47,799)	$(75,043)	$121,243	$182,567
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(162,306)	(95,547)	(134,768)	(102,210)	(355,308)	275,611	(1,021,679)	(127,195)
Unrealized gain (loss)	1,095,689	(1,776,883)	889,871	(1,374,205)	2,694,940	(7,094,551)	4,502,383	(9,409,277)

Net increase (decrease) in contract owners’ equity from operations	914,824	(1,898,810)	742,061	(1,492,898)	2,291,833	(6,893,983)	3,601,947	(9,353,905)

Equity transactions:
Contract purchase payments	323,828	367,120	301,241	229,287	802,128	901,131	2,217,159	2,481,900
Transfers to and from fixed dollar contract and other subaccounts	37,376	(214,334)	2,995	(125,562)	(232,081)	(482,667)	(562,222)	(1,348,933)
Withdrawals, surrenders and death benefit payments	(156,695)	(245,048)	(110,709)	(188,415)	(278,305)	(841,312)	(636,890)	(959,000)
Surrender charges (note 2)	(19,031)	(15,806)	(20,507)	(32,616)	(48,730)	(74,587)	(164,764)	(213,640)
Lapse charges (note 2)	(11,987)	(21,028)	(7,128)	(23,036)	(39,192)	(95,889)	(145,226)	(288,067)
Cost of insurance and other administrative fees (note 2)	(228,411)	(242,516)	(138,762)	(143,757)	(528,160)	(599,133)	(1,252,773)	(1,351,415)

Net equity transactions	(54,920)	(371,612)	27,130	(284,099)	(324,340)	(1,192,457)	(544,716)	(1,679,155)

Net change in contract owners’ equity	859,904	(2,270,422)	769,191	(1,776,997)	1,967,493	(8,086,440)	3,057,231	(11,033,060)
Contract owners’ equity:
Beginning of period	2,248,771	4,519,193	1,518,441	3,295,438	6,118,434	14,204,874	14,921,520	25,954,580

End of period	$3,108,675	$2,248,771	$2,287,632	$1,518,441	$8,085,927	$6,118,434	$17,978,751	$14,921,520

Change in units:
Beginning units	339,372	381,261	165,961	187,009	412,980	463,540	1,119,107	1,211,367

Units purchased	68,766	52,817	39,093	24,774	65,048	58,346	202,884	172,357
Units redeemed	(76,703)	(94,706)	(37,966)	(45,822)	(86,944)	(108,906)	(242,338)	(264,617)

Ending units	331,435	339,372	167,088	165,961	391,084	412,980	1,079,653	1,119,107

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Ohio National Fund, Inc.
	Strategic Value		High Income Bond		Capital Growth		Nasdaq-100 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$28,103	$58,564	$(19,438)	$(20,523)	$(11,087)	$(15,022)	$(5,261)	$(5,373)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(84,609)	(20,340)	9,539	(44,970)	(66,665)	9,309	(1,678)	37,803
Unrealized gain (loss)	171,822	(532,104)	1,133,370	(801,530)	562,778	(918,462)	343,420	(469,469)

Net increase (decrease) in contract owners’ equity from operations	115,316	(493,880)	1,123,471	(867,023)	485,026	(924,175)	336,481	(437,039)

Equity transactions:
Contract purchase payments	185,958	217,357	293,444	383,409	188,456	219,412	109,602	125,452
Transfers to and from fixed dollar contract and other subaccounts	(33,472)	(105,807)	88,972	(427,662)	(161,948)	(219,839)	180,207	(248,252)
Withdrawals, surrenders and death benefit payments	(49,561)	(53,087)	(130,981)	(91,141)	(81,990)	(86,400)	(16,301)	(16,593)
Surrender charges (note 2)	(34,237)	(6,722)	(59,024)	(39,314)	(15,629)	(17,372)	(8,368)	(8,423)
Lapse charges (note 2)	(15,696)	(14,920)	(26,034)	(32,307)	(11,404)	(22,549)	(5,832)	(50,200)
Cost of insurance and other administrative fees (note 2)	(77,040)	(90,456)	(162,420)	(149,847)	(110,561)	(121,584)	(49,322)	(42,156)

Net equity transactions	(24,048)	(53,635)	3,957	(356,862)	(193,076)	(248,332)	209,986	(240,172)

Net change in contract owners’ equity	91,268	(547,515)	1,127,428	(1,223,885)	291,950	(1,172,507)	546,467	(677,211)
Contract owners’ equity:
Beginning of period	1,179,894	1,727,409	2,312,199	3,536,084	1,507,160	2,679,667	551,231	1,228,442

End of period	$1,271,162	$1,179,894	$3,439,627	$2,312,199	$1,799,110	$1,507,160	$1,097,698	$551,231

Change in units:
Beginning units	141,053	147,030	200,249	227,025	211,854	237,918	157,907	202,653

Units purchased	27,127	24,684	60,924	47,748	33,054	40,877	101,225	42,274
Units redeemed	(30,896)	(30,661)	(60,072)	(74,524)	(56,548)	(66,941)	(53,009)	(87,020)

Ending units	137,284	141,053	201,101	200,249	188,360	211,854	206,123	157,907

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Ohio National Fund, Inc.
	Bristol		Bryton Growth		U.S. Equity		Balanced
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(572)	$1,140	$(3,408)	$(2,784)	$38	$90	$2,687	$(1,212)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(25,613)	(848)	(18,186)	411	(2,104)	(1,493)	(3,107)	(1,694)
Unrealized gain (loss)	190,955	(317,265)	201,509	(215,398)	6,183	(11,270)	45,050	(50,872)

Net increase (decrease) in contract owners’ equity from operations	164,770	(316,973)	179,915	(217,771)	4,117	(12,673)	44,630	(53,778)

Equity transactions:
Contract purchase payments	86,267	103,918	74,193	66,488	5,966	4,881	27,486	26,813
Transfers to and from fixed dollar contract and other subaccounts	(70,323)	(52,118)	119,292	8,448	3,258	784	(18,144)	22,569
Withdrawals, surrenders and death benefit payments	(24,039)	(21,869)	(13,072)	(4,684)	(389)	(2)	(9,238)	(8,165)
Surrender charges (note 2)	(5,753)	(3,344)	(3,467)	(1,317)	0	0	(3,349)	(324)
Lapse charges (note 2)	(1,813)	(7,702)	(2,661)	(1,930)	0	(380)	(233)	0
Cost of insurance and other administrative fees (note 2)	(34,365)	(39,400)	(30,414)	(23,135)	(2,372)	(1,808)	(13,410)	(11,314)

Net equity transactions	(50,026)	(20,515)	143,871	43,870	6,463	3,475	(16,888)	29,579

Net change in contract owners’ equity	114,744	(337,488)	323,786	(173,901)	10,580	(9,198)	27,742	(24,199)
Contract owners’ equity:
Beginning of period	470,887	808,375	327,245	501,146	14,882	24,080	161,662	185,861

End of period	$585,631	$470,887	$651,031	$327,245	$25,462	$14,882	$189,404	$161,662

Change in units:
Beginning units	52,117	52,796	42,388	38,956	2,667	2,228	19,682	16,409

Units purchased	9,236	11,130	50,117	14,857	2,120	961	6,910	6,919
Units redeemed	(13,276)	(11,809)	(29,910)	(11,425)	(843)	(522)	(7,993)	(3,646)

Ending units	48,077	52,117	62,595	42,388	3,944	2,667	18,599	19,682

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Ohio National Fund, Inc.
					Target		Bristol
	Income Opportunity		Target VIP		Equity/Income		Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009 (a)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(158)	$(130)	$806	$856	$1,991	$4,788	$(69)
Reinvested capital gains	0	0	0	0	0	0	0
Realized gain (loss)	(740)	(71)	(14,788)	(7,228)	(131,747)	(44,706)	3,019
Unrealized gain (loss)	4,231	(4,226)	28,824	(55,123)	138,867	(250,161)	2,407

Net increase (decrease) in contract owners’ equity from operations	3,333	(4,427)	14,842	(61,495)	9,111	(290,079)	5,357

Equity transactions:
Contract purchase payments	6,390	4,705	26,846	20,571	46,915	72,926	0
Transfers to and from fixed dollar contract and other subaccounts	2,884	1,232	(2,041)	15,172	(134,567)	(2,462)	7,014
Withdrawals, surrenders and death benefit payments	(1,356)	0	(248)	(2,292)	(7,370)	(30,342)	0
Surrender charges (note 2)	(513)	0	(143)	(5)	(1,016)	(14,011)	0
Lapse charges (note 2)	0	0	(6,712)	(3,258)	(3,049)	(11,473)	0
Cost of insurance and other administrative fees (note 2)	(2,591)	(1,774)	(9,001)	(8,733)	(23,252)	(42,693)	(584)

Net equity transactions	4,814	4,163	8,701	21,455	(122,339)	(28,055)	6,430

Net change in contract owners’ equity	8,147	(264)	23,543	(40,040)	(113,228)	(318,134)	11,787
Contract owners’ equity:
Beginning of period	18,456	18,720	104,095	144,135	317,808	635,942	0

End of period	$26,603	$18,456	$127,638	$104,095	$204,580	$317,808	$11,787

Change in units:
Beginning units	2,168	1,729	16,210	12,623	50,908	55,535	0

Units purchased	1,931	632	6,119	7,822	12,045	17,662	3,193
Units redeemed	(1,316)	(193)	(4,880)	(4,235)	(33,561)	(22,289)	(2,297)

Ending units	2,783	2,168	17,449	16,210	29,392	50,908	896

(a)	Period from January 6, 2009, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Janus Aspen Series — Institutional Shares
	Janus		Worldwide		Balanced
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(9,521)	$(41)	$14,896	$14,470	$87,953	$74,575
Reinvested capital gains	0	0	0	0	145,843	263,528
Realized gain (loss)	(314,652)	(149,442)	(318,131)	(206,576)	(6,548)	54,749
Unrealized gain (loss)	1,777,251	(2,747,866)	991,778	(1,599,766)	643,769	(1,039,922)

Net increase (decrease) in contract owners’ equity from operations	1,453,078	(2,897,349)	688,543	(1,791,872)	871,017	(647,070)

Equity transactions:
Contract purchase payments	567,163	659,360	270,504	351,679	269,962	269,475
Transfers to and from fixed dollar contract and other subaccounts	(139,238)	(239,658)	(122,870)	(277,560)	133,625	(3,333)
Withdrawals, surrenders and death benefit payments	(168,903)	(212,272)	(137,476)	(157,290)	(141,818)	(71,109)
Surrender charges (note 2)	(51,013)	(34,688)	(37,921)	(23,626)	(22,090)	(9,950)
Lapse charges (note 2)	(24,851)	(47,270)	(15,786)	(45,203)	(5,446)	(8,874)
Cost of insurance and other administrative fees (note 2)	(329,520)	(344,649)	(159,769)	(182,337)	(221,882)	(188,302)

Net equity transactions	(146,362)	(219,177)	(203,318)	(334,337)	12,351	(12,093)

Net change in contract owners’ equity	1,306,716	(3,116,526)	485,225	(2,126,209)	883,368	(659,163)
Contract owners’ equity:
Beginning of period	4,248,753	7,365,279	2,065,867	4,192,076	3,400,627	4,059,790

End of period	$5,555,469	$4,248,753	$2,551,092	$2,065,867	$4,283,995	$3,400,627

Change in units:
Beginning units	674,534	699,603	305,421	340,404	274,863	274,106

Units purchased	92,019	93,627	42,891	43,118	51,396	47,711
Units redeemed	(114,851)	(118,696)	(72,360)	(78,101)	(49,135)	(46,954)

Ending units	651,702	674,534	275,952	305,421	277,124	274,863

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Wells Fargo Advantage Variable Trust Funds
	Opportunity		Small/Mid Cap Value		Discovery
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,240)	$5,618	$248	$(978)	$(2,923)	$(5,074)
Reinvested capital gains	0	109,618	0	25,212	0	0
Realized gain (loss)	(57,479)	(21,025)	(5,286)	(22,632)	(1,983)	49,233
Unrealized gain (loss)	177,779	(322,241)	29,762	(55,508)	138,037	(402,631)

Net increase (decrease) in contract owners’ equity from operations	118,060	(228,030)	24,724	(53,906)	133,131	(358,472)

Equity transactions:
Contract purchase payments	0	0	0	0	0	0
Transfers to and from fixed dollar contract and other subaccounts	(44,008)	(32,610)	(775)	(76,816)	(47,940)	(90,041)
Withdrawals, surrenders and death benefit payments	(9,695)	(34,163)	(2,079)	(13,548)	(8,000)	(41,807)
Surrender charges (note 2)	(4,186)	(9,612)	(2)	(307)	(3,095)	(16,008)
Lapse charges (note 2)	(3,113)	(4,797)	(1,443)	(1,316)	(12,159)	(6,589)
Cost of insurance and other administrative fees (note 2)	(18,217)	(25,351)	(2,004)	(4,163)	(25,530)	(38,195)

Net equity transactions	(79,219)	(106,533)	(6,303)	(96,150)	(96,724)	(192,640)

Net change in contract owners’ equity	38,841	(334,563)	18,421	(150,056)	36,407	(551,112)
Contract owners’ equity:
Beginning of period	305,153	639,716	45,944	196,000	398,725	949,837

End of period	$343,994	$305,153	$64,365	$45,944	$435,132	$398,725

Change in units:
Beginning units	31,072	38,728	4,615	10,837	65,527	86,209

Units purchased	2	3	0	2	230	285
Units redeemed	(7,187)	(7,659)	(548)	(6,224)	(14,406)	(20,967)

Ending units	23,887	31,072	4,067	4,615	51,351	65,527

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

							Van Kampen Universal
							Institutional Funds -
	Goldman Sachs Variable Insurance Trust — Institutional Shares						Class I
	Growth and Income		Structured U.S. Equity		Capital Growth		U.S. Real Estate
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$26,813	$37,826	$5,217	$4,372	$(921)	$(2,904)	$28,050	$54,273
Reinvested capital gains	0	282	0	3,941	0	0	0	764,750
Realized gain (loss)	(223,448)	(95,200)	(33,877)	(17,642)	(14,214)	(12,767)	(626,766)	(236,241)
Unrealized gain (loss)	595,756	(1,045,641)	92,135	(179,574)	182,715	(242,910)	858,060	(1,465,024)

Net increase (decrease) in contract owners’ equity from operations	399,121	(1,102,733)	63,475	(188,903)	167,580	(258,581)	259,344	(882,242)

Equity transactions:
Contract purchase payments	315,195	384,646	55,376	74,560	76,821	73,446	141,353	185,920
Transfers to and from fixed dollar contract and other subaccounts	49,829	(68,381)	10,389	(27,344)	(5,174)	(11,989)	(283,659)	(123,280)
Withdrawals, surrenders and death benefit payments	(43,247)	(181,818)	(12,878)	(15,245)	(17,318)	(15,177)	(78,297)	(69,843)
Surrender charges (note 2)	(22,409)	(55,340)	(6,440)	(4,793)	(4,746)	(6,277)	(9,949)	(19,025)
Lapse charges (note 2)	(17,253)	(29,014)	(7,607)	(4,051)	(2,054)	(19,798)	(9,076)	(11,855)
Cost of insurance and other administrative fees (note 2)	(127,653)	(143,607)	(22,284)	(23,300)	(31,209)	(35,041)	(87,259)	(122,094)

Net equity transactions	154,462	(93,514)	16,556	(173)	16,320	(14,836)	(326,887)	(160,177)

Net change in contract owners’ equity	553,583	(1,196,247)	80,031	(189,076)	183,900	(273,417)	(67,543)	(1,042,419)
Contract owners’ equity:
Beginning of period	2,104,669	3,300,916	316,096	505,172	344,175	617,592	1,355,542	2,397,961

End of period	$2,658,252	$2,104,669	$396,127	$316,096	$528,075	$344,175	$1,287,999	$1,355,542

Change in units:
Beginning units	245,085	249,808	44,867	44,836	57,110	59,242	64,950	70,823

Units purchased	81,487	58,865	14,214	14,145	17,567	15,861	10,779	17,770
Units redeemed	(62,987)	(63,588)	(12,321)	(14,114)	(14,925)	(17,993)	(27,288)	(23,643)

Ending units	263,585	245,085	46,760	44,867	59,752	57,110	48,441	64,950

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Lazard Retirement Series, Inc.
	Emerging Markets Equity		U.S. Small-Mid Cap Equity		U.S. Strategic Equity		International Equity
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$146,373	$125,303	$(13,758)	$(17,802)	$21	$37	$5,270	$2,183
Reinvested capital gains	0	536,273	0	0	0	0	0	1,621
Realized gain (loss)	(447,848)	114,972	(377,205)	(485,275)	(1,243)	(1,563)	(68,425)	(49,901)
Unrealized gain (loss)	3,539,913	(5,718,849)	1,342,157	(697,728)	3,490	(2,214)	116,282	(165,193)

Net increase (decrease) in contract owners’ equity from operations	3,238,438	(4,942,301)	951,194	(1,200,805)	2,268	(3,740)	53,127	(211,290)

Equity transactions:
Contract purchase payments	711,328	796,282	283,001	374,796	1,103	1,270	30,427	57,045
Transfers to and from fixed dollar contract and other subaccounts	157,294	(663,576)	(113,420)	(328,014)	444	9,173	(96,700)	(22,396)
Withdrawals, surrenders and death benefit payments	(226,750)	(251,646)	(81,077)	(159,798)	(105)	(2,268)	(4,873)	(14,010)
Surrender charges (note 2)	(79,507)	(60,729)	(43,186)	(47,949)	0	0	(693)	(1,363)
Lapse charges (note 2)	(58,784)	(133,985)	(10,641)	(94,653)	0	0	(9)	(660)
Cost of insurance and other administrative fees (note 2)	(374,010)	(402,229)	(145,241)	(165,087)	(937)	(809)	(16,854)	(21,833)

Net equity transactions	129,571	(715,883)	(110,564)	(420,705)	505	7,366	(88,702)	(3,217)

Net change in contract owners’ equity	3,368,009	(5,658,184)	840,630	(1,621,510)	2,773	3,626	(35,575)	(214,507)
Contract owners’ equity:
Beginning of period	4,899,888	10,558,072	1,929,670	3,551,180	8,155	4,529	317,410	531,917

End of period	$8,267,897	$4,899,888	$2,770,300	$1,929,670	$10,928	$8,155	$281,835	$317,410

Change in units:
Beginning units	249,258	273,348	147,605	171,272	1,154	412	43,247	45,305

Units purchased	68,737	63,126	30,129	29,880	696	1,161	5,490	11,557
Units redeemed	(68,512)	(87,216)	(37,903)	(53,547)	(622)	(419)	(16,884)	(13,615)

Ending units	249,483	249,258	139,831	147,605	1,228	1,154	31,853	43,247

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Old Mutual
	Insurance	Fidelity Variable Insurance Products
	Series Fund	Fund — Service Class 2
	Technology and
	Communications	VIP Mid Cap		VIP Contrafund
	Subaccount	Subaccount		Subaccount
	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(362)	$(17,768)	$(44,703)	$52,514	$21,501
Reinvested capital gains	0	46,565	1,800,697	2,843	330,521
Realized gain (loss)	2,931	(583,485)	(423,202)	(1,169,790)	(1,203,767)
Unrealized gain (loss)	(19,181)	3,480,887	(6,425,999)	4,131,624	(5,476,257)

Net increase (decrease) in contract owners’ equity from operations	(16,612)	2,926,199	(5,093,207)	3,017,191	(6,328,002)

Equity transactions:
Contract purchase payments	0	1,078,415	1,300,625	1,358,481	1,604,917
Transfers to and from fixed dollar contract and other subaccounts	(44,827)	(587,964)	(602,467)	(708,639)	776,052
Withdrawals, surrenders and death benefit payments	(1,783)	(238,596)	(286,942)	(262,152)	(429,036)
Surrender charges (note 2)	(1,062)	(111,757)	(102,251)	(118,871)	(126,038)
Lapse charges (note 2)	(810)	(80,038)	(137,325)	(55,519)	(98,838)
Cost of insurance and other administrative fees (note 2)	(2,554)	(534,326)	(576,272)	(538,614)	(564,948)

Net equity transactions	(51,036)	(474,266)	(404,632)	(325,314)	1,162,109

Net change in contract owners’ equity	(67,648)	2,451,933	(5,497,839)	2,691,877	(5,165,893)
Contract owners’ equity:
Beginning of period	67,648	7,730,847	13,228,686	8,887,395	14,053,288

End of period	$0	$10,182,780	$7,730,847	$11,579,272	$8,887,395

Change in units:
Beginning units	25,225	564,088	578,587	946,979	851,747

Units purchased	0	96,133	158,247	183,909	373,399
Units redeemed	(25,225)	(124,581)	(172,746)	(213,285)	(278,167)

Ending units	0	535,640	564,088	917,603	946,979

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Fidelity Variable Insurance Products
	Fund — Service Class 2
	VIP Growth		VIP Equity-Income		VIP Real Estate
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009 (a)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(7,637)	$20	$25,552	$32,915	$5,903
Reinvested capital gains	1,541	0	0	1,740	0
Realized gain (loss)	(213,615)	9,414	(226,413)	(184,577)	12,488
Unrealized gain (loss)	638,587	(1,357,402)	680,140	(790,515)	62,694

Net increase (decrease) in contract owners’ equity from operations	418,876	(1,347,968)	479,279	(940,437)	81,085

Equity transactions:
Contract purchase payments	367,403	430,248	293,575	300,310	12,470
Transfers to and from fixed dollar contract and other subaccounts	(151,973)	9,720	(33,963)	98,785	273,996
Withdrawals, surrenders and death benefit payments	(39,361)	(19,471)	(48,284)	(35,659)	24
Surrender charges (note 2)	(39,729)	(9,607)	(17,448)	(10,233)	0
Lapse charges (note 2)	(30,147)	(30,896)	(12,935)	(23,676)	(115)
Cost of insurance and other administrative fees (note 2)	(118,641)	(140,587)	(92,588)	(88,321)	(4,400)

Net equity transactions	(12,448)	239,407	88,357	241,206	281,975

Net change in contract owners’ equity	406,428	(1,108,561)	567,636	(699,231)	363,060
Contract owners’ equity:
Beginning of period	1,595,058	2,703,619	1,482,022	2,181,253	0

End of period	$2,001,486	$1,595,058	$2,049,658	$1,482,022	$363,060

Change in units:
Beginning units	315,447	279,629	168,977	141,165	0

Units purchased	80,741	96,811	53,947	75,607	32,407
Units redeemed	(84,546)	(60,993)	(41,646)	(47,795)	(5,590)

Ending units	311,642	315,447	181,278	168,977	26,817

(a)	Period from January 6, 2009, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Janus Aspen Series — Service Shares
	Janus		Worldwide		Balanced		Overseas
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,064)	$(83)	$9,802	$7,270	$77,168	$71,626	$(14,938)	$34,126
Reinvested capital gains	0	0	0	0	136,094	266,649	172,430	1,122,811
Realized gain (loss)	(33,357)	31,602	(72,093)	(22,214)	(2,857)	53,787	(556,034)	(302,074)
Unrealized gain (loss)	508,656	(885,417)	535,193	(1,078,622)	615,006	(1,090,201)	3,722,482	(5,408,313)

Net increase (decrease) in contract owners’ equity from operations	472,235	(853,898)	472,902	(1,093,566)	825,411	(698,139)	3,323,940	(4,553,450)

Equity transactions:
Contract purchase payments	184,666	206,617	196,220	233,968	414,647	535,581	893,601	925,025
Transfers to and from fixed dollar contract and other subaccounts	25,438	(104,694)	(868)	(257,257)	(232,217)	(55,797)	176,770	902,356
Withdrawals, surrenders and death benefit payments	(31,900)	(65,392)	(26,195)	(73,293)	(141,250)	(79,497)	(212,103)	(143,339)
Surrender charges (note 2)	(18,911)	(40,826)	(17,654)	(40,527)	(105,075)	(55,212)	(92,865)	(55,612)
Lapse charges (note 2)	(10,022)	(36,569)	(24,096)	(90,399)	(48,326)	(57,642)	(38,265)	(64,686)
Cost of insurance and other administrative fees (note 2)	(78,169)	(78,977)	(80,653)	(97,544)	(212,997)	(213,473)	(339,102)	(331,861)

Net equity transactions	71,102	(119,841)	46,754	(325,052)	(325,218)	73,960	388,036	1,231,883

Net change in contract owners’ equity	543,337	(973,739)	519,656	(1,418,618)	500,193	(624,179)	3,711,976	(3,321,567)
Contract owners’ equity:
Beginning of period	1,283,185	2,256,924	1,222,390	2,641,008	3,527,314	4,151,493	4,284,005	7,605,572

End of period	$1,826,522	$1,283,185	$1,742,046	$1,222,390	$4,027,507	$3,527,314	$7,995,981	$4,284,005

Change in units:
Beginning units	255,073	267,756	254,096	300,733	312,085	306,018	248,629	209,287

Units purchased	57,544	42,172	56,299	37,797	41,875	62,021	89,980	127,119
Units redeemed	(43,672)	(54,855)	(44,879)	(84,434)	(68,082)	(55,954)	(77,518)	(87,777)

Ending units	268,945	255,073	265,516	254,096	285,878	312,085	261,091	248,629

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

					J.P. Morgan Insurance
	J.P. Morgan Series Trust II (note 4)				Trust — Class I (note 4)
	Small Company		Mid Cap Value		Small Cap Core	Mid Cap Value
	Subaccount		Subaccount		Subaccount	Subaccount
	2009	2008	2009	2008	2009	2009

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,194	$(2,076)	$63,190	$16,200	$(764)	$(13,799)
Reinvested capital gains	5,417	47,499	6,201	287,028	0	0
Realized gain (loss)	(201,715)	(45,999)	(1,223,241)	(248,785)	9,172	72,622
Unrealized gain (loss)	176,350	(166,565)	1,069,660	(1,636,164)	94,281	748,369

Net increase (decrease) in contract owners’ equity from operations	(18,754)	(167,141)	(84,190)	(1,581,721)	102,689	807,192

Equity transactions:
Contract purchase payments	23,709	80,367	144,278	491,674	46,560	274,191
Transfers to and from fixed dollar contract and other subaccounts	(325,912)	(44,477)	(2,810,888)	(475,614)	345,105	2,678,579
Withdrawals, surrenders and death benefit payments	0	(17,937)	(4,846)	(54,781)	(8,423)	(74,829)
Surrender charges (note 2)	0	(17,479)	(3,140)	(30,439)	(2,749)	(24,244)
Lapse charges (note 2)	(1,287)	(12,627)	(21,225)	(43,999)	(1,651)	(10,302)
Cost of insurance and other administrative fees (note 2)	(6,079)	(25,076)	(55,122)	(189,808)	(13,749)	(113,544)

Net equity transactions	(309,569)	(37,229)	(2,750,943)	(302,967)	365,093	2,729,851

Net change in contract owners’ equity	(328,323)	(204,370)	(2,835,133)	(1,884,688)	467,782	3,537,043
Contract owners’ equity:
Beginning of period	328,323	532,693	2,835,133	4,719,821	0	0

End of period	$0	$328,323	$0	$2,835,133	$467,782	$3,537,043

Change in units:
Beginning units	29,907	32,756	197,188	217,622	0	0

Units purchased	3,058	10,206	14,908	65,478	39,904	235,073
Units redeemed	(32,965)	(13,055)	(212,096)	(85,912)	(4,881)	(39,325)

Ending units	0	29,907	0	197,188	35,023	195,748

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	MFS Variable Insurance Trust — Service Class
	New Discovery		Investors Growth Stock		Mid Cap Growth		Total Return
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,839)	$(1,979)	$(356)	$(778)	$(1,875)	$(2,857)	$71,102	$73,180
Reinvested capital gains	0	62,280	0	9,315	0	55,884	0	206,258
Realized gain (loss)	(31,069)	(33,655)	(16,989)	3,078	(91,602)	(30,075)	(170,604)	(112,101)
Unrealized gain (loss)	168,138	(163,873)	76,923	(106,872)	191,895	(295,806)	498,532	(996,555)

Net increase (decrease) in contract owners’ equity from operations	135,230	(137,227)	59,578	(95,257)	98,418	(272,854)	399,030	(829,218)

Equity transactions:
Contract purchase payments	38,765	49,926	27,843	35,344	56,381	78,180	275,814	355,190
Transfers to and from fixed dollar contract and other subaccounts	74,441	57,856	(498)	32,646	(61,475)	30,289	(204,919)	(599,603)
Withdrawals, surrenders and death benefit payments	(8,944)	(12,067)	(4,762)	(26,466)	(54,519)	(7,019)	(111,387)	(173,695)
Surrender charges (note 2)	(16,200)	(4,213)	(12,137)	(16,925)	(37,270)	(2,215)	(33,836)	(54,303)
Lapse charges (note 2)	(2,896)	(2,524)	(3,621)	(11,361)	(3,550)	(26,000)	(28,269)	(45,462)
Cost of insurance and other administrative fees (note 2)	(20,405)	(16,858)	(11,618)	(13,313)	(19,090)	(24,778)	(168,612)	(188,501)

Net equity transactions	64,761	72,120	(4,793)	(75)	(119,523)	48,457	(271,209)	(706,374)

Net change in contract owners’ equity	199,991	(65,107)	54,785	(95,332)	(21,105)	(224,397)	127,821	(1,535,592)
Contract owners’ equity:
Beginning of period	207,446	272,553	157,337	252,669	268,416	492,813	2,541,765	4,077,357

End of period	$407,437	$207,446	$212,122	$157,337	$247,311	$268,416	$2,669,586	$2,541,765

Change in units:
Beginning units	26,673	21,037	20,464	20,555	51,643	45,554	231,496	286,309

Units purchased	14,350	19,031	8,140	7,256	14,268	20,379	36,536	41,686
Units redeemed	(8,626)	(13,395)	(8,621)	(7,347)	(31,972)	(14,290)	(59,952)	(96,499)

Ending units	32,397	26,673	19,983	20,464	33,939	51,643	208,080	231,496

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	The Prudential Series Fund, Inc.				UBS Series Trust — Class I
	Jennison		Jennison 20/20 Focus		U.S. Allocation
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(467)	$(716)	$(22,238)	$(23,246)	$347	$302
Reinvested capital gains	0	0	0	238,323	0	0
Realized gain (loss)	(3,157)	(2,586)	(235,409)	(425,412)	(4,093)	(97)
Unrealized gain (loss)	45,820	(52,849)	1,885,716	(1,516,315)	3,355	(6,519)

Net increase (decrease) in contract owners’ equity from operations	42,196	(56,151)	1,628,069	(1,726,650)	(391)	(6,314)

Equity transactions:
Contract purchase payments	94,205	17,589	460,911	530,027	0	0
Transfers to and from fixed dollar contract and other subaccounts	(12,782)	9,401	(22,688)	505,540	(10,210)	0
Withdrawals, surrenders and death benefit payments	(1,972)	(616)	(76,786)	(123,673)	0	(2)
Surrender charges (note 2)	(1,549)	(203)	(38,899)	(53,246)	0	0
Lapse charges (note 2)	(679)	(2,954)	(19,030)	(49,307)	0	(662)
Cost of insurance and other administrative fees (note 2)	(6,280)	(6,243)	(196,947)	(181,887)	(77)	(555)

Net equity transactions	70,943	16,974	106,561	627,454	(10,287)	(1,219)

Net change in contract owners’ equity	113,139	(39,177)	1,734,630	(1,099,196)	(10,678)	(7,533)
Contract owners’ equity:
Beginning of period	95,078	134,255	2,722,779	3,821,975	10,678	18,211

End of period	$208,217	$95,078	$4,457,409	$2,722,779	$0	$10,678

Change in units:
Beginning units	9,076	7,943	207,575	175,254	1,023	1,120

Units purchased	6,940	2,618	64,460	133,416	0	0
Units redeemed	(1,971)	(1,485)	(54,525)	(101,095)	(1,023)	(97)

Ending units	14,045	9,076	217,510	207,575	0	1,023

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	PIMCO Variable Insurance Trust — Administrative Shares
							Commodity
							RealReturn
	Real Return		Total Return		Global Bond		Strategy
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009 (a)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$72,547	$85,961	$252,676	$165,893	$57,263	$55,861	$14,983
Reinvested capital gains	125,409	4,490	195,322	91,379	242,593	0	26,218
Realized gain (loss)	(34,779)	(17,162)	40,135	8,945	(7,586)	(33,556)	287
Unrealized gain (loss)	321,133	(323,297)	199,899	(94,378)	47,542	(116,910)	42

Net increase (decrease) in contract owners’ equity from operations	484,310	(250,008)	688,032	171,839	339,812	(94,605)	41,530

Equity transactions:
Contract purchase payments	317,582	312,924	681,531	494,885	411,084	235,985	5,550
Transfers to and from fixed dollar contract and other subaccounts	77,249	277,164	756,974	525,107	244,956	980,349	388,048
Withdrawals, surrenders and death benefit payments	(73,427)	(98,532)	(178,317)	(48,253)	(67,369)	(116,802)	(479)
Surrender charges (note 2)	(37,213)	(28,395)	(36,288)	(27,454)	(18,598)	(39,945)	(2)
Lapse charges (note 2)	(30,242)	(118,540)	(20,958)	(31,623)	(4,283)	(16,473)	0
Cost of insurance and other administrative fees (note 2)	(196,603)	(166,120)	(277,808)	(192,057)	(133,105)	(104,078)	(4,550)

Net equity transactions	57,346	178,501	925,134	720,605	432,685	939,036	388,567

Net change in contract owners’ equity	541,656	(71,507)	1,613,166	892,444	772,497	844,431	430,097
Contract owners’ equity:
Beginning of period	2,801,294	2,872,801	4,837,056	3,944,612	2,125,584	1,281,153	0

End of period	$3,342,950	$2,801,294	$6,450,222	$4,837,056	$2,898,081	$2,125,584	$430,097

Change in units:
Beginning units	218,503	206,763	362,371	307,415	154,250	91,503	0

Units purchased	82,365	70,915	153,456	140,702	74,001	156,739	33,412
Units redeemed	(78,915)	(59,175)	(88,941)	(85,746)	(46,900)	(93,992)	(787)

Ending units	221,953	218,503	426,886	362,371	181,351	154,250	32,625

(a)	Period from January 6, 2009, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

			Dreyfus Variable
	Calvert Variable		Investment Fund —
	Series, Inc.		Service Shares		Royce Capital Fund
	Social Equity		Appreciation		Small-Cap		Micro-Cap
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(690)	$(2,097)	$5,005	$3,198	$(29,455)	$(842)	$(17,227)	$65,268
Reinvested capital gains	13,443	2,186	24,505	24,955	0	410,020	0	357,823
Realized gain (loss)	(5,285)	5,218	(11,665)	(3,555)	(323,978)	(86,977)	(313,152)	(244,691)
Unrealized gain (loss)	61,880	(126,392)	52,706	(147,917)	1,684,885	(1,788,089)	1,562,702	(1,818,402)

Net increase (decrease) in contract owners’ equity from operations	69,348	(121,085)	70,551	(123,319)	1,331,452	(1,465,888)	1,232,323	(1,640,002)

Equity transactions:
Contract purchase payments	33,234	35,000	67,508	72,084	620,039	658,715	447,868	510,168
Transfers to and from fixed dollar contract and other subaccounts	(2,718)	(8,773)	(2,522)	(280)	(210,100)	(16,152)	(169,955)	(68,349)
Withdrawals, surrenders and death benefit payments	(6,863)	(7,935)	(9,227)	(1,880)	(116,216)	(103,454)	(75,283)	(105,241)
Surrender charges (note 2)	(1,241)	(2,427)	(2,067)	(2,797)	(33,981)	(23,501)	(42,255)	(38,881)
Lapse charges (note 2)	(3,239)	(384)	(1,905)	(2,598)	(36,390)	(100,891)	(19,995)	(50,694)
Cost of insurance and other administrative fees (note 2)	(18,992)	(18,309)	(21,151)	(20,721)	(267,333)	(267,492)	(170,175)	(177,104)

Net equity transactions	181	(2,828)	30,636	43,808	(43,981)	147,225	(29,795)	69,899

Net change in contract owners’ equity	69,529	(123,913)	101,187	(79,511)	1,287,471	(1,318,663)	1,202,528	(1,570,103)
Contract owners’ equity:
Beginning of period	214,575	338,488	297,677	377,188	4,057,616	5,376,279	2,141,035	3,711,138

End of period	$284,104	$214,575	$398,864	$297,677	$5,345,087	$4,057,616	$3,343,563	$2,141,035

Change in units:
Beginning units	37,311	37,508	27,641	24,430	269,025	257,632	166,115	162,123

Units purchased	6,897	4,988	6,452	5,923	65,962	89,806	44,589	64,612
Units redeemed	(7,137)	(5,185)	(3,565)	(2,712)	(70,906)	(78,413)	(45,332)	(60,620)

Ending units	37,071	37,311	30,528	27,641	264,081	269,025	165,372	166,115

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Van Kampen Universal Institutional Funds — Class II
	Core Plus				International
	Fixed Income		U.S. Real Estate		Growth Equity		Capital Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$19,260	$4,597	$24,052	$28,212	$335	$(1,527)	$(773)	$(531)
Reinvested capital gains	0	0	0	485,321	0	548	0	0
Realized gain (loss)	(926)	(12,165)	(259,004)	(182,382)	(19,427)	(51,688)	(3,880)	(4,816)
Unrealized gain (loss)	3,012	(3,869)	517,681	(894,001)	63,098	(94,160)	61,300	(49,636)

Net increase (decrease) in contract owners’ equity from operations	21,346	(11,437)	282,729	(562,850)	44,006	(146,827)	56,647	(54,983)

Equity transactions:
Contract purchase payments	13,136	14,122	240,729	268,189	25,679	26,798	31,362	18,789
Transfers to and from fixed dollar contract and other subaccounts	(72,480)	201,161	(132,863)	24,894	(47,082)	26,021	25,479	57,909
Withdrawals, surrenders and death benefit payments	(8,877)	0	(11,156)	(18,383)	(151)	(16,408)	(2,720)	(811)
Surrender charges (note 2)	(1,347)	0	(13,544)	(13,276)	(243)	(90)	(47)	(412)
Lapse charges (note 2)	(758)	0	(10,451)	(39,273)	(1,803)	(5)	(678)	(40)
Cost of insurance and other administrative fees (note 2)	(14,425)	(8,744)	(53,512)	(65,536)	(7,434)	(9,411)	(6,123)	(3,925)

Net equity transactions	(84,751)	206,539	19,203	156,615	(31,034)	26,905	47,273	71,510

Net change in contract owners’ equity	(63,405)	195,102	301,932	(406,235)	12,972	(119,922)	103,920	16,527
Contract owners’ equity:
Beginning of period	297,167	102,065	934,633	1,340,868	120,218	240,140	60,101	43,574

End of period	$233,762	$297,167	$1,236,565	$934,633	$133,190	$120,218	$164,021	$60,101

Change in units:
Beginning units	25,290	7,720	67,464	59,507	19,190	19,585	9,632	3,511

Units purchased	3,999	19,188	20,684	22,396	4,583	10,779	20,834	7,436
Units redeemed	(10,965)	(1,618)	(18,163)	(14,439)	(8,086)	(11,174)	(14,429)	(1,315)

Ending units	18,324	25,290	69,985	67,464	15,687	19,190	16,037	9,632

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For The Periods Ended December 31, 2009 and 2008

	Legg Mason Partners Variable Equity Trust — Class I
	Legg Mason
	ClearBridge		Legg Mason ClearBridge		Legg Mason
	Variable		Variable Equity		ClearBridge
	Fundamental Value		Income Builder		Variable Investors
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$736	$1,565	$600	$91	$1,158	$481
Reinvested capital gains	0	65	0	213	0	1,362
Realized gain (loss)	(11,777)	(3,233)	(2,385)	(2,656)	(1,989)	(14,308)
Unrealized gain (loss)	40,666	(43,357)	6,573	(3,750)	27,112	(16,130)

Net increase (decrease) in contract owners’ equity from operations	29,625	(44,960)	4,788	(6,102)	26,281	(28,595)

Equity transactions:
Contract purchase payments	14,034	10,367	5,350	3,484	10,410	16,705
Transfers to and from fixed dollar contract and other subaccounts	(3,305)	45,288	4,880	14,218	34,234	(62,365)
Withdrawals, surrenders and death benefit payments	(395)	(4,720)	0	0	(1,169)	(1,776)
Surrender charges (note 2)	(43)	(1,995)	0	0	(1,398)	(196)
Lapse charges (note 2)	(573)	(1,997)	189	(6,202)	(2,023)	(2,465)
Cost of insurance and other administrative fees (note 2)	(7,154)	(5,007)	(3,268)	(2,108)	(3,477)	(2,540)

Net equity transactions	2,564	41,936	7,151	9,392	36,577	(52,637)

Net change in contract owners’ equity	32,189	(3,024)	11,939	3,290	62,858	(81,232)
Contract owners’ equity:
Beginning of period	95,426	98,450	13,300	10,010	46,677	127,909

End of period	$127,615	$95,426	$25,239	$13,300	$109,535	$46,677

Change in units:
Beginning units	13,928	9,045	1,844	895	6,434	11,265

Units purchased	4,980	6,424	2,860	1,995	7,077	3,807
Units redeemed	(4,401)	(1,541)	(1,836)	(1,046)	(1,293)	(8,638)

Ending units	14,507	13,928	2,868	1,844	12,218	6,434

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

							Neuberger Berman
							Advisers Management
	Franklin Templeton Variable Insurance Product Trust — Class 2						Trust — Class S
	Franklin Income		Franklin Flex Cap		Templeton Foreign
	Securities		Growth Securities		Securities		AMT Regency
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$212,738	$156,092	$(2,162)	$(742)	$18,771	$13,647	$188	$272
Reinvested capital gains	0	74,067	0	0	30,619	78,733	896	157
Realized gain (loss)	(251,226)	(306,624)	2,922	(4,614)	(75,544)	(47,766)	(8,394)	(2,943)
Unrealized gain (loss)	912,477	(1,041,057)	85,826	(44,329)	331,843	(463,593)	31,352	(36,466)

Net increase (decrease) in contract owners’ equity from operations	873,989	(1,117,522)	86,586	(49,685)	305,689	(418,979)	24,042	(38,980)

Equity transactions:
Contract purchase payments	380,456	451,111	51,483	34,877	135,469	168,452	10,352	11,716
Transfers to and from fixed dollar contract and other subaccounts	(86,366)	474,097	(64,901)	193,142	168,301	(172,188)	205	25,980
Withdrawals, surrenders and death benefit payments	(83,950)	(77,213)	(7,363)	(454)	(15,409)	(17,689)	(568)	(1,508)
Surrender charges (note 2)	(36,185)	(27,488)	(3,824)	(86)	(13,792)	(4,186)	(433)	(671)
Lapse charges (note 2)	(9,348)	(34,123)	(7,189)	(2,859)	(10,185)	(10,216)	(684)	(56)
Cost of insurance and other administrative fees (note 2)	(177,010)	(162,041)	(16,902)	(7,039)	(47,007)	(42,109)	(3,800)	(3,828)

Net equity transactions	(12,403)	624,343	(48,696)	217,581	217,377	(77,936)	5,072	31,633

Net change in contract owners’ equity	861,586	(493,179)	37,890	167,896	523,066	(496,915)	29,114	(7,347)
Contract owners’ equity:
Beginning of period	2,660,047	3,153,226	250,843	82,947	637,314	1,134,229	49,942	57,289

End of period	$3,521,633	$2,660,047	$288,733	$250,843	$1,160,380	$637,314	$79,056	$49,942

Change in units:
Beginning units	331,487	274,348	34,166	7,254	86,236	90,820	8,907	5,482

Units purchased	91,077	236,405	13,847	30,273	59,851	45,676	3,831	5,284
Units redeemed	(96,487)	(179,266)	(18,216)	(3,361)	(30,656)	(50,260)	(3,019)	(1,859)

Ending units	326,077	331,487	29,797	34,166	115,431	86,236	9,719	8,907

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

							Federated
						ALPS Variable	Insurance
						Insurance	Series —
	Financial Investors Variable Insurance Trust — Class II					Trust — Class II	Service Shares
		Ibbotson			Ibbotson
	Ibbotson	Income &	Ibbotson	Ibbotson	Aggressive
	Conservative	Growth	Balanced	Growth	Growth	AVS Listed
	ETF Asset	ETF Asset	ETF Asset	ETF Asset	ETF Asset	Private	Kaufmann
	Allocation	Allocation	Allocation	Allocation	Allocation	Equity	Fund II
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009 (a)	2009 (a)	2009 (a)	2009 (a)	2009 (a)	2009 (a)	2009 (a)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$154	$346	$985	$528	$2,303	$152	$(23)
Reinvested capital gains	17	68	149	58	105	0	0
Realized gain (loss)	(1)	161	3,209	1,871	153	2,540	27
Unrealized gain (loss)	(290)	8,641	10,579	28,165	4,771	3,566	1,188

Net increase (decrease) in contract owners’ equity from operations	(120)	9,216	14,922	30,622	7,332	6,258	1,192

Equity transactions:
Contract purchase payments	60	7,343	12,157	9,969	69	1,231	1,268
Transfers to and from fixed dollar contract and other subaccounts	28,206	102,054	202,853	155,390	374,492	89,936	8,520
Withdrawals, surrenders and death benefit payments	0	0	0	0	0	0	0
Surrender charges (note 2)	0	0	0	0	0	0	0
Lapse charges (note 2)	0	0	0	0	0	0	0
Cost of insurance and other administrative fees (note 2)	(60)	(2,361)	(5,446)	(5,785)	(10,868)	(893)	(219)

Net equity transactions	28,206	107,036	209,564	159,574	363,693	90,274	9,569

Net change in contract owners’ equity	28,086	116,252	224,486	190,196	371,025	96,532	10,761
Contract owners’ equity:
Beginning of period	0	0	0	0	0	0	0

End of period	$28,086	$116,252	$224,486	$190,196	$371,025	$96,532	$10,761

Change in units:
Beginning units	0	0	0	0	0	0	0

Units purchased	2,616	10,615	22,218	17,066	30,991	13,458	888
Units redeemed	(5)	(219)	(3,028)	(1,360)	(892)	(6,156)	(20)

Ending units	2,611	10,396	19,190	15,706	30,099	7,302	868

(a)	Period from January 6, 2009, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Goldman Sachs Variable
	Insurance Trust —		Franklin Templeton Variable
	Service Shares		Insurance Products Trust — Class 4
				Franklin		Franklin
			Franklin	Flex Cap	Templeton	Templeton
	Growth	Capital	Income	Growth	Foreign	VIP Founding
	and Income	Growth	Securities	Securities	Securities	Funds Allocation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009 (a)	2009 (a)	2009 (a)	2009 (a)	2009 (a)	2009 (a)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$80	$0	$(112)	$(9)	$(75)	$(36)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	78	0	28	93	28	1,384
Unrealized gain (loss)	1,042	1	8,943	1,572	5,550	3

Net increase (decrease) in contract owners’ equity from operations	1,200	1	8,859	1,656	5,503	1,351

Equity transactions:
Contract purchase payments	3,446	65	157,525	1,816	5,563	358
Transfers to and from fixed dollar contract and other subaccounts	3,597	0	129	5,955	19,990	(775)
Withdrawals, surrenders and death benefit payments	0	0	0	0	0	0
Surrender charges (note 2)	0	0	0	0	0	0
Lapse charges (note 2)	0	0	0	0	0	0
Cost of insurance and other administrative fees (note 2)	(703)	(13)	(592)	(328)	(1,156)	(129)

Net equity transactions	6,340	52	157,062	7,443	24,397	(546)

Net change in contract owners’ equity	7,540	53	165,921	9,099	29,900	805
Contract owners’ equity:
Beginning of period	0	0	0	0	0	0

End of period	$7,540	$53	$165,921	$9,099	$29,900	$805

Change in units:
Beginning units	0	0	0	0	0	0

Units purchased	732	5	12,804	745	2,369	1,407
Units redeemed	(69)	(1)	(50)	(29)	(99)	(1,342)

Ending units	663	4	12,754	716	2,270	65

(a)	Period from January 6, 2009, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Ivy Funds Variable Insurance
	Portfolios, Inc.
		VIP Global	VIP
	VIP Asset	Natural	Science and
	Strategy	Resources	Technology	Total	Total
	Subaccount	Subaccount	Subaccount	Subaccounts	Subaccounts
	2009 (a)	2009 (a)	2009 (a)	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,466)	$(2,942)	$(845)	$975,993	$1,154,050
Reinvested capital gains	1,682	0	220	1,178,238	7,665,549
Realized gain (loss)	380	19,869	5,971	(15,352,459)	(6,985,710)
Unrealized gain (loss)	77,021	131,066	40,837	68,516,030	(115,431,121)

Net increase (decrease) in contract owners’ equity from operations	76,617	147,993	46,183	55,317,802	(113,597,232)

Equity transactions:
Contract purchase payments	33,076	48,656	21,953	25,244,636	28,664,903
Transfers to and from fixed dollar contract and other subaccounts	899,298	793,954	269,605	(3,444,165)	(3,764,521)
Withdrawals, surrenders and death benefit payments	(8,982)	(4,551)	26	(9,416,043)	(13,856,459)
Surrender charges (note 2)	(8,884)	(9)	0	(2,413,097)	(2,370,383)
Lapse charges (note 2)	0	(162)	(161)	(1,331,164)	(2,678,689)
Cost of insurance and other administrative fees (note 2)	(18,146)	(14,574)	(7,695)	(13,521,399)	(14,247,963)

Net equity transactions	896,362	823,314	283,728	(4,881,232)	(8,253,112)

Net change in contract owners’ equity	972,979	971,307	329,911	50,436,570	(121,850,344)
Contract owners’ equity:
Beginning of period	0	0	0	175,461,163	297,311,507

End of period	$972,979	$971,307	$329,911	$225,897,733	$175,461,163

Change in units:
Beginning units	0	0	0	13,950,285	14,288,748

Units purchased	83,018	76,470	29,497	4,094,745	4,648,411
Units redeemed	(3,997)	(11,414)	(5,296)	(4,218,940)	(4,986,874)

Ending units	79,021	65,056	24,201	13,826,090	13,950,285

(a)	Period from January 6, 2009, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Notes to Financial Statements	December 31, 2009

(1) Basis of Presentation and Summary of Significant Accounting Policies

A. Organization and Nature of Operations

Ohio National Variable Account R (the “Account”) is a separate account of Ohio National Life Assurance Corporation (“ONLAC”) established as a funding vehicle for variable insurance life policies. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from ONLAC’s other assets and liabilities. The portion of the Account’s assets applicable to the variable insurance life policies is not chargeable with liabilities arising out of any other business ONLAC may conduct.

ONLAC is a wholly-owned subsidiary of The Ohio National Life Insurance Company (“ONLIC”). The variable life insurance policies are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLAC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage varies by product.

B. Assets of the Account

Assets of the Account are assigned to the following subaccounts:

Ohio National Fund, Inc.:  Equity, Money Market, Bond, Omni, International, Capital Appreciation, Millennium, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500 Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100 Index, Bristol, Bryton Growth, U.S. Equity, Balanced, Income Opportunity, Target VIP, Target Equity/Income, and Bristol Growth

Janus Aspen Series — Institutional Shares:  Janus, Worldwide, and Balanced

Wells Fargo Advantage Variable Trust Funds:  Opportunity, Small/Mid Cap Value, and Discovery

Goldman Sachs Variable Insurance Trust — Institutional Shares:  Growth and Income, Structured U.S. Equity, and Capital Growth

Van Kampen Universal Institutional Funds — Class I:  U.S. Real Estate

Lazard Retirement Series, Inc.:  Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Strategic Equity, and International Equity

Fidelity Variable Insurance Products Fund — Service Class 2:  VIP Mid Cap, VIP Contrafund, VIP Growth, VIP Equity-Income, and VIP Real Estate

Janus Aspen Series — Service Shares:  Janus, Worldwide, Balanced, and Overseas

J.P. Morgan Insurance Trust — Class I:  Small Cap Core and Mid Cap Value

MFS Variable Insurance Trust — Service Class:  New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

The Prudential Series Fund, Inc.:  Jennison and Jennison 20/20 Focus

PIMCO Variable Insurance Trust — Administrative Shares:  Real Return, Total Return, Global Bond and CommodityRealReturn Strategy

Calvert Variable Series, Inc.:  Social Equity

Dreyfus Variable Investment Fund — Service Class:  Appreciation

Royce Capital Fund:  Small-Cap and Micro-Cap

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2009

Van Kampen Universal Institutional Funds — Class II:  Core Plus Fixed Income, U.S. Real Estate, International Growth Equity, and Capital Growth

Legg Mason Partners Variable Equity Trust — Class I:  Legg Mason ClearBridge Variable Fundamental Value, Legg Mason ClearBridge Variable Equity Income Builder, and Legg Mason ClearBridge Variable Investors

Franklin Templeton Variable Insurance Products Trust — Class 2:  Franklin Income Securities, Franklin Flex Cap Growth Securities, and Templeton Foreign Securities

Neuberger Berman Advisers Management Trust — S Class:  AMT Regency

Financial Investors Variable Insurance Trust — Class II:  Ibbotson Conservative ETF Asset Allocation, Ibbotson Income & Growth ETF Asset Allocation, Ibbotson Balanced ETF Asset Allocation, Ibbotson Growth ETF Asset Allocation, and Ibbotson Aggressive Growth ETF Asset Allocation

ALPS Variable Insurance Trust — Class II:  AVS Listed Private Equity

Federated Insurance Series — Service Shares:  Kaufmann Fund II

Goldman Sachs Variable Insurance Trust — Service Shares:  Growth and Income and Capital Growth

Franklin Templeton Variable Insurance Products Trust — Class 4:  Franklin Income Securities, Franklin Flex Cap Growth Securities, Templeton Foreign Securities, and Franklin Templeton VIP Founding Funds Allocation

Ivy Funds Variable Insurance Portfolios, Inc.:  VIP Asset Strategy, VIP Global Natural Resources and VIP Science and Technology

The underlying mutual funds in which the subaccounts invest are diversified open-end management investment companies. The underlying mutual funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds having similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc., in which the Account invests. For these services, ONI recorded advisory fees of approximately $11.9 million and $14.5 million for the periods ended December 31, 2009 and 2008, respectively.

Policy holders may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the general account of ONLAC. The accompanying financial statements include only the policy holders premium payments pertaining to the variable portions of their policies and exclude any premium payments for fixed account benefits. Transfers to (from) the ONLAC fixed portion of annuity contracts from the Account totaled approximately $3.4 million and $3.8 million for the periods ended December 31, 2009 and 2008, respectively.

C. Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2009.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2009

D. Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E. Subsequent Events

The Account has evaluated for possible subsequent events through February 19, 2010, which is the date these financial statements were issued and there are no subsequent events to report.

(2) Risk & Administrative Expense and Contract Charges

Although variable life payments differ according to the investment performance of the subaccounts, they are not affected by mortality or expense experience because ONLAC assumes the expense risk and the mortality risk under the policies. ONLAC charges the Accounts’ assets for assuming those risks. Such charges will be assessed through the unit value calculation.

At the end of each valuation period, ONLAC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and a pre-determined annualized rate as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLAC is the risk that the deductions provided for in the variable life insurance policies may be insufficient to cover the actual costs to administer the terms stated in the contracts.

Each premium payment is subject to a premium expense charge. The premium expense charge is deducted in proportion to each policy’s current premium allocation choices. The premium expense charge have some of the following components: distribution charge for premiums paid, federal tax charge for premiums paid, and state or local taxes on premium payments. Total premium expense charges assessed by ONLAC amounted to $1,129,788 and $1,301,671 for the periods ended December 31, 2009 and 2008, respectively.

A surrender charge is assessed in connection with all complete surrenders, all decreases in stated amount and certain partial surrenders consisting of two components: (1) a contingent deferred sales charge, and (2) a contingent deferred insurance underwriting charge.

The contingent deferred sales charge is a percentage of premiums paid in the first two contract years. The contingent deferred sales charge percentages are scaled by age at issue or increase. The contingent deferred sales charges were $1,110,500 and $1,397,141 for the periods ended December 31, 2009 and 2008, respectively. The contingent deferred insurance underwriting charge varies with the age at issue or increase. The contingent deferred insurance underwriting charges were $1,302,594 and $973,242 for the periods ended December 31, 2009 and 2008 respectively.

All other fees assessed on contracts, including transfer fees, administrative fees, cost of insurance , maintenance fees, unit loads, and fees for optional riders, are charged to contracts upon the event related to the expense. These charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The table on the following pages illustrates product and contract level charges:

This basic charge is assessed through reduction of daily unit values:

Mortality and Expense Risk Fees
This basic charge is assessed through reduction of daily unit values	0.75%

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2009

The following charges are assessed through the redemption of units:

Premium Expense Charge
Deducted from premiums upon receipt	1.25% to 7.50%

Premium Taxes
Deducted from premiums upon receipt. Variable depending on state of policy issue	0% to 6%

Surrender Fees
Of stated surrendered amount upon full surrender, partial surrender, or lapse (per $1,000). Additional fees may be charged if surrender is within the first year of policy	$13.79 to $60.00

Transfer Fees — per transfer
(currently no charge for the first 4 transfers each contract year)	$3 to $15

Administrative Fees
Upon the partial surrender amount	the lesser of $25 or 2%

Cost of Insurance
Deducted monthly. Determined by age, gender and rate class with the maximums not exceeding charges posted in the 1980 Commissioner’s Standard Ordinary Mortality tables. (per $1,000)	$.00008 to $83.33

Maintenance Fee
Deducted monthly	$5 to $10

Unit Load
Deducted monthly. Charge is based on the issue age of the younger insured	$0.033 to $0.050

Death Benefit Guarantee Option
Deducted monthly.
Stated amount for 10 year to age 70 guarantee (per $1,000)	$0.01 to $0.03
Stated amount of the guarantee to maturity (per $1,000)	$0.03 to $0.05

Term Rider
Deducted monthly. Provides additional death benefit on the life of the policyholder. (per $1,000)	$0.01 to $83.33

Additional Insured Term
Deducted Monthly. Provides additional death benefit on the life of another person. (per $1,000)	$0.01 to $83.33

Spousal Insured Term
Deducted Monthly. Provides additional death benefit on the life of the insured spouse. (per $1,000)	$0.05 to $83.33

Family Term Life Insurance
Deducted monthly. Provides term insurance coverage on all current and future children. Regardless of the number of children. (per $1,000)	$0.44

Continuation of Coverage Rider
Deducted monthly. Provides for payment of full death benefit past maturity date. (per $1,000)	$0.00 to $0.90

Accidental Death Benefit
Deducted monthly. Provides additional death benefit if insured’s sole cause of death is an accident. (per $1,000)	$0.05 to $0.29

Lifetime Advantage Rider
Upon submission of claim. Allows for up to one half of the death benefit (up to $250,000) to be paid in advance of the death of the insured in the event of terminal illness. Reduction of remaining death benefit of the amount taken under the rider up to 10%

Exchange of Life Insured — per exchange
Allows the insured life to be changed	$75

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2009

Guaranteed Purchase Option
Deducted monthly. Provides the right to purchase chosen amount of insurance coverage at certain dates without evidence of insurability. (per $1,000)	$0.00 to $0.19

Waiver of Stipulated Premium for Total Disability
Deducted monthly. Credits a stipulated premium to the policy if insured is totally disabled. (per $1,000)	$0.01 to $0.18

Preferred Loan Rider
Deducted monthly. Allows a policy loan after 10 years without large out-of-pocket interest charges. Charge is equal to annual charge of 20% of assets	20%

Joint Term Life Rider
Deducted monthly. Provides for the purchase of additional second to die term insurance as part or your policy. (per $1,000)	$0.06 to $83.33

Double Coverage Rider
Deducted monthly. Provides for payment of double the death benefit if both the insureds die within the first four policy years. (per $1,000)	$0.06 to $83.33

Single Term Life Rider
Deducted monthly. Allows the purchase of additional term life insurance on one of the insureds. (per $1,000)	$0.05 to $83.33

Family Split Option Rider
Deducted monthly. Enables the dividing of a policy into two individual policies in the event of divorce or tax law changes. (per $1,000)	$0.005

Waiver of Premium at First Death
Deducted monthly. Credits a stipulated premium to the policy upon the death of the first insured to die. (per $1,000)	$0.001 to $2.12

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products available through the Account.

(3) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of ONLAC which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLAC does not provide income taxes within the Account.

(4) Fund Mergers and Replacements

Effective April 24, 2009, funds of the J.P. Morgan Series Trust II were transferred to the J.P. Morgan Insurance Trust — Class I. The Small Company Portfolio and the Small Cap Equity Portfolio of J.P. Morgan Insurance Trust — Class I were merged together to become the Small Cap Core Portfolio of J.P. Morgan Insurance Trust — Class I. The Mid Cap Value Portfolio and the Diversified Mid Cap Value Portfolio of J.P. Morgan Insurance Trust — Class I were merged together to become the Mid Cap Value Portfolio of J.P. Morgan Insurance Trust — Class I.

Effective April 27, 2007, funds of the Legg Mason Partners Variable Portfolios I, Inc. were transferred to the newly created entity, the Legg Mason Partners Variable Equity Trust — Class I. The All Cap Portfolio and the Fundamental Value Portfolio of Legg Mason Partners Variable Portfolios I, Inc. were merged together to become the Fundamental Value Portfolio of Legg Mason Partners Variable Equity Trust — Class I. The Total Return Portfolio and the Capital and Income Portfolio of Legg Mason Partners

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2009

Variable Equity Trust — Class I were merged together to become the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust — Class I.

Effective April 8, 2005, funds of the Strong Variable Insurance Funds, Inc. were merged into the Wells Fargo Advantage Variable Trust Funds. The Strong Variable Insurance Funds, Inc. — Mid-Cap Growth II Fund was merged into the Wells Fargo Advantage Variable Trust Funds — Discovery Fund.

(5) Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.

Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing the Account’s assets at fair value as of December 31, 2009:

	Level 1	Level 2	Level 3	Total

Separate Account Investments*	$0	$225,897,733	$0	$225,897,733

* Refer to Note 1.B. for listing of individual Separate Account Investments.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2009 were as follows:

	Purchases	Sales

Ohio National Fund, Inc.:
Equity Subaccount	$2,852,202	$(3,926,005)
Money Market Subaccount	9,780,598	(12,860,593)
Bond Subaccount	877,075	(877,563)
Omni Subaccount	831,453	(1,254,302)
International Subaccount	1,174,147	(2,080,887)
Capital Appreciation Subaccount	1,224,661	(2,658,341)
Millennium Subaccount	1,004,618	(1,728,553)
International Small-Mid Company Subaccount	816,026	(1,298,522)

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2009

	Purchases	Sales

Ohio National Fund, Inc.: (continued)

Aggressive Growth Subaccount	$535,417	$(608,896)
Small Cap Growth Subaccount	431,874	(417,786)
Mid Cap Opportunity Subaccount	1,075,167	(1,447,306)
S&P 500 Index Subaccount	3,044,191	(3,467,664)
Strategic Value Subaccount	251,359	(247,304)
High Income Bond Subaccount	867,658	(883,139)
Capital Growth Subaccount	248,131	(452,294)
Nasdaq-100 Index Subaccount	441,012	(236,287)
Bristol Subaccount	94,869	(145,467)
Bryton Growth Subaccount	401,440	(260,977)
U.S. Equity Subaccount	11,259	(4,758)
Balanced Subaccount	60,665	(74,866)
Income Opportunity Subaccount	16,054	(11,398)
Target VIP Subaccount	40,529	(31,022)
Target Equity/Income Subaccount	71,247	(191,595)
Bristol Growth Subaccount	33,564	(27,203)
Janus Aspen Series — Institutional Shares:
Janus Subaccount	653,275	(809,158)
Worldwide Subaccount	352,836	(541,258)
Balanced Subaccount	931,278	(685,131)
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	—	(81,459)
Small/Mid Cap Value Subaccount	633	(6,688)
Discovery Subaccount	1,595	(101,242)
Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount	732,192	(550,917)
Structured U.S. Equity Subaccount	110,805	(89,032)
Capital Growth Subaccount	126,003	(110,604)
Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount	248,878	(547,715)
Lazard Retirement Series Inc.:
Emerging Markets Equity Subaccount	1,983,589	(1,707,645)
U.S. Small-Mid Cap Equity Subaccount	426,079	(550,401)
U.S. Strategic Equity Subaccount	4,977	(4,451)
International Equity Subaccount	48,273	(131,705)
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount	1,576,705	(2,022,174)
VIP Contrafund Subaccount	1,973,426	(2,243,383)
VIP Growth Subaccount	434,442	(452,986)
VIP Equity-Income Subaccount	519,002	(405,093)
VIP Real Estate Subaccount	359,448	(71,570)
Janus Aspen Series — Service Shares:
Janus Subaccount	324,170	(256,132)
Worldwide Subaccount	299,493	(242,937)

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2009

	Purchases	Sales

Janus Aspen Series — Service Shares: (continued)

Balanced Subaccount	$748,529	$(860,485)
Overseas Subaccount	2,389,768	(1,844,240)
J.P. Morgan Series Trust II:
Small Cap Core Subaccount	35,465	(338,423)
Mid Cap Value Subaccount	268,958	(2,950,510)
J.P. Morgan Insurance Trust — Class I:
Small Cap Core Subaccount	424,844	(60,515)
Mid Cap Value Subaccount	3,352,450	(636,398)
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount	145,704	(82,782)
Investors Growth Stock Subaccount	67,919	(73,068)
Mid Cap Growth Subaccount	81,554	(202,952)
Total Return Subaccount	498,382	(698,489)
The Prudential Series Fund Inc.:
Jennison Subaccount	94,634	(24,158)
Jennison 20/20 Focus Subaccount	975,775	(891,452)
UBS Series Trust — Class I:
U.S. Allocation Subaccount	367	(10,307)
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount	1,355,614	(1,100,312)
Total Return Subaccount	2,680,398	(1,307,266)
Global Bond Subaccount	1,422,057	(689,516)
CommodityRealReturn Strategy Subaccount	439,752	(9,984)
Calvert Variable Series Inc.:
Social Equity Subaccount	58,148	(45,214)
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount	103,262	(43,116)
Royce Capital Fund:
Small-Cap Subaccount	1,083,744	(1,157,180)
Micro-Cap Subaccount	690,456	(737,478)
Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount	68,354	(133,845)
U.S. Real Estate Subaccount	293,841	(250,586)
International Growth Equity Subaccount	31,985	(62,684)
Capital Growth Subaccount	180,272	(133,772)
Legg Mason Partners Variable Equity Trust — Class I:
Legg Mason ClearBridge Variable Fundamental Value Subaccount	35,518	(32,218)
Legg Mason ClearBridge Variable Equity Income Builder Subaccount	21,405	(13,654)
Legg Mason ClearBridge Variable Investors Subaccount	48,208	(10,473)
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount	1,059,467	(859,132)
Franklin Flex Cap Growth Securities Subaccount	104,019	(154,877)
Templeton Foreign Securities Subaccount	528,091	(261,324)

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2009

	Purchases	Sales

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount	$27,305	$(21,149)
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Conservative ETF Asset Allocation Subaccount	28,453	(76)
Ibbotson Income & Growth ETF Asset Allocation Subaccount	110,228	(2,778)
Ibbotson Balanced ETF Asset Allocation Subaccount	245,887	(35,189)
Ibbotson Growth ETF Asset Allocation Subaccount	176,363	(16,203)
Ibbotson Aggressive Growth ETF Asset Allocation Subaccount	377,361	(11,260)
ALPS Variable Insurance Trust — Class II:
AVS Listed Private Equity Subaccount	171,714	(81,288)
Federated Insurance Series — Service Shares:
Kaufmann Fund II Subaccount	9,788	(242)
Goldman Sachs Variable Insurance Trust — Service Shares:
Growth and Income Subaccount	7,151	(731)
Capital Growth Subaccount	65	(13)
Franklin Templeton Variable Insurance Products Trust — Class 4:
Franklin Income Securities Subaccount	157,679	(729)
Franklin Flex Cap Growth Securities Subaccount	7,772	(338)
Templeton Foreign Securities Subaccount	25,553	(1,231)
Franklin Templeton VIP Founding Funds Allocation Subaccount	15,949	(16,531)
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount	941,497	(45,919)
VIP Global Natural Resources Subaccount	986,787	(166,415)
VIP Science and Technology Subaccount	351,690	(68,587)

Totals	$60,222,497	$(62,949,498)

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2009

(6) Financial Highlights

The following is a summary of accumulation units, value per unit, and fair value (fair value represents the contracts in accumulation period) as of December 31, and expenses, total return and investment income ratio for the periods then ended, for the respective subaccounts and products:

							Investment
		Accumulation	Value Per	Fair		Total	Income
		Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.:
Equity Subaccount
	2009	683,306	$25.529239	$17,444,286	0.75%	38.07%	0.25%
	2008	731,762	$18.490068	$13,530,321	0.75%	−55.15%	0.84%
	2007	847,938	$41.229882	$34,960,383	0.75%	−6.59%	0.04%
	2006	1,000,019	$44.140497	$44,141,329	0.75%	5.87%	0.00%
	2005	1,076,945	$41.691234	$44,899,167	0.75%	5.32%	0.00%
Money Market Subaccount
	2009	430,247	$22.037386	$9,481,511	0.75%	−0.74%	0.00%
	2008	565,777	$22.202654	$12,561,748	0.75%	1.01%	1.74%
	2007	415,185	$21.980659	$9,126,043	0.75%	4.17%	4.82%
	2006	411,052	$21.101029	$8,673,624	0.75%	3.99%	4.69%
	2005	283,780	$20.291481	$5,758,315	0.75%	2.17%	2.90%
Bond Subaccount
	2009	118,965	$32.824781	$3,904,992	0.75%	20.03%	0.00%
	2008	119,037	$27.347478	$3,255,366	0.75%	−12.11%	0.00%
	2007	141,943	$31.116328	$4,416,738	0.75%	2.94%	0.00%
	2006	142,932	$30.227307	$4,320,455	0.75%	3.67%	3.69%
	2005	140,106	$29.158375	$4,085,264	0.75%	−0.33%	3.52%
Omni Subaccount
	2009	223,111	$26.936471	$6,009,822	0.75%	32.16%	1.93%
	2008	245,153	$20.381461	$4,996,581	0.75%	−31.97%	2.29%
	2007	272,437	$29.959822	$8,162,167	0.75%	6.19%	1.72%
	2006	290,922	$28.213880	$8,208,026	0.75%	12.47%	1.32%
	2005	304,917	$25.084590	$7,648,711	0.75%	8.67%	1.27%
International Subaccount
	2009	463,558	$18.831131	$8,729,330	0.75%	37.20%	0.00%
	2008	527,747	$13.725442	$7,243,556	0.75%	−46.48%	0.00%
	2007	602,612	$25.645791	$15,454,449	0.75%	8.63%	0.00%
	2006	642,549	$23.609184	$15,170,068	0.75%	18.34%	0.15%
	2005	689,303	$19.950101	$13,751,671	0.75%	8.59%	0.05%
Capital Appreciation Subaccount
	2009	300,968	$30.965732	$9,319,693	0.75%	41.77%	1.20%
	2008	358,424	$21.841780	$7,828,612	0.75%	−39.46%	0.64%
	2007	401,840	$36.079538	$14,498,213	0.75%	3.05%	0.43%
	2006	437,234	$35.012808	$15,308,791	0.75%	15.51%	0.45%
	2005	474,815	$30.311926	$14,392,556	0.75%	4.49%	0.52%
Millennium Subaccount
	2009	333,402	$24.950223	$8,318,455	0.75%	19.94%	0.00%
	2008	367,243	$20.801401	$7,639,174	0.75%	−42.97%	0.00%
	2007	418,645	$36.473805	$15,269,582	0.75%	25.09%	0.00%
	2006	466,193	$29.159150	$13,593,793	0.75%	6.58%	0.00%
	2005	522,833	$27.358941	$14,304,152	0.75%	−0.74%	0.00%

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)

International Small-Mid Company Subaccount
2009	189,080	$27.981323	$5,290,697	0.75%	44.96%	0.00%
2008	210,998	$19.302448	$4,072,770	0.75%	−51.67%	0.00%
2007	240,033	$39.935170	$9,585,745	0.75%	16.60%	0.00%
2006	225,594	$34.250186	$7,726,638	0.75%	25.41%	0.12%
2005	246,867	$27.310581	$6,742,084	0.75%	28.04%	0.51%
Aggressive Growth Subaccount
2009	331,435	$9.379427	$3,108,675	0.75%	41.55%	0.00%
2008	339,372	$6.626276	$2,248,771	0.75%	−44.10%	0.00%
2007	381,261	$11.853275	$4,519,193	0.75%	28.58%	0.00%
2006	381,297	$9.218400	$3,514,952	0.75%	4.99%	0.00%
2005	400,343	$8.780066	$3,515,038	0.75%	12.44%	0.02%
Small Cap Growth Subaccount
2009	167,088	$13.691143	$2,287,632	0.75%	49.64%	0.00%
2008	165,961	$9.149379	$1,518,441	0.75%	−48.08%	0.00%
2007	187,009	$17.621851	$3,295,438	0.75%	13.77%	0.00%
2006	205,795	$15.489373	$3,187,636	0.75%	24.67%	0.00%
2005	234,344	$12.424239	$2,911,548	0.75%	5.69%	0.00%
Mid Cap Opportunity Subaccount
2009	391,084	$20.675676	$8,085,927	0.75%	39.56%	0.00%
2008	412,980	$14.815344	$6,118,434	0.75%	−51.65%	0.00%
2007	463,540	$30.644334	$14,204,874	0.75%	16.98%	0.00%
2006	510,454	$26.196013	$13,371,867	0.75%	8.84%	0.00%
2005	590,403	$24.069390	$14,210,645	0.75%	9.17%	0.00%
S&P 500 Index Subaccount
2009	1,079,653	$16.652341	$17,978,751	0.75%	24.89%	1.49%
2008	1,119,107	$13.333415	$14,921,520	0.75%	−37.77%	1.57%
2007	1,211,367	$21.425862	$25,954,580	0.75%	4.28%	1.33%
2006	1,243,985	$20.547287	$25,560,523	0.75%	14.44%	1.10%
2005	1,389,817	$17.954296	$24,953,182	0.75%	3.69%	1.02%
Strategic Value Subaccount
2009	137,284	$9.259333	$1,271,162	0.75%	10.69%	3.24%
2008	141,053	$8.364878	$1,179,894	0.75%	−28.80%	4.62%
2007	147,030	$11.748720	$1,727,409	0.75%	−9.42%	1.16%
2006	136,592	$12.970346	$1,771,643	0.75%	15.49%	1.00%
2005	135,446	$11.231078	$1,521,209	0.75%	3.96%	1.01%
High Income Bond Subaccount
2009	201,101	$17.104010	$3,439,627	0.75%	48.13%	0.00%
2008	200,249	$11.546619	$2,312,199	0.75%	−25.87%	0.00%
2007	227,025	$15.575739	$3,536,084	0.75%	2.75%	0.00%
2006	174,743	$15.158162	$2,648,785	0.75%	9.31%	0.00%
2005	149,366	$13.866829	$2,071,229	0.75%	2.23%	5.52%
Capital Growth Subaccount
2009	188,360	$9.551447	$1,799,110	0.75%	34.26%	0.00%
2008	211,854	$7.114147	$1,507,160	0.75%	−36.84%	0.00%
2007	237,918	$11.262988	$2,679,667	0.75%	10.40%	0.00%
2006	247,690	$10.202054	$2,526,944	0.75%	19.23%	0.00%
2005	266,131	$8.556401	$2,277,123	0.75%	1.86%	0.00%

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Nasdaq-100 Index Subaccount
2009	206,123	$5.325464	$1,097,698	0.75%	52.55%	0.00%
2008	157,907	$3.490868	$551,231	0.75%	−42.41%	0.00%
2007	202,653	$6.061811	$1,228,442	0.75%	17.70%	0.00%
2006	188,169	$5.150352	$969,139	0.75%	5.81%	0.00%
2005	201,827	$4.867444	$982,382	0.75%	0.68%	0.00%
Bristol Subaccount
2009	48,077	$12.181004	$585,631	0.75%	34.82%	0.59%
2008	52,117	$9.035262	$470,887	0.75%	−40.99%	0.87%
2007	52,796	$15.311293	$808,375	0.75%	6.95%	0.60%
2006	41,940	$14.316637	$600,446	0.75%	15.56%	0.40%
2005	33,723	$12.389330	$417,800	0.75%	11.20%	0.00%
Bryton Growth Subaccount
2009	62,595	$10.400762	$651,031	0.75%	34.72%	0.00%
2008	42,388	$7.720216	$327,245	0.75%	−39.99%	0.00%
2007	38,956	$12.864389	$501,146	0.75%	9.07%	0.00%
2006	35,943	$11.794579	$423,935	0.75%	15.87%	0.00%
2005	34,242	$10.178901	$348,548	0.75%	3.53%	0.02%
U.S. Equity Subaccount
2009	3,944	$6.456175	$25,462	0.75%	15.71%	0.87%
2008	2,667	$5.579820	$14,882	0.75%	−48.37%	1.12%
2007	2,228	$10.806436	$24,080	0.75%	12.32%	0.58%
2006	400	$9.620840	$3,844	0.75%	−3.79%	1.24%	5/1/06
Balanced Subaccount
2009	18,599	$10.183777	$189,404	0.75%	23.99%	2.13%
2008	19,682	$8.213549	$161,662	0.75%	−27.48%	0.00%
2007	16,409	$11.326685	$185,861	0.75%	11.46%	0.00%
2006	6,076	$10.162168	$61,745	0.75%	1.62%	5.91%	5/1/06
Income Opportunity Subaccount
2009	2,783	$9.558443	$26,603	0.75%	12.30%	0.00%
2008	2,168	$8.511371	$18,456	0.75%	−21.41%	0.00%
2007	1,729	$10.829917	$18,720	0.75%	7.52%	0.00%
2006	657	$10.072875	$6,618	0.75%	0.73%	0.00%	5/1/06
Target VIP Subaccount
2009	17,449	$7.315071	$127,638	0.75%	13.91%	1.45%
2008	16,210	$6.421718	$104,095	0.75%	−43.76%	1.44%
2007	12,623	$11.418364	$144,135	0.75%	8.91%	2.11%
2006	86	$10.483811	$899	0.75%	4.84%	0.08%	5/1/06
Target Equity/Income Subaccount
2009	29,392	$6.960340	$204,580	0.75%	11.49%	1.57%
2008	50,908	$6.242766	$317,808	0.75%	−45.48%	1.67%
2007	55,535	$11.451281	$635,942	0.75%	9.59%	1.43%
2006	40,890	$10.449033	$427,258	0.75%	4.49%	1.27%	5/1/06
Bristol Growth Subaccount
2009	896	$13.160500	$11,787	0.75%	31.61%	0.00%	1/6/09

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Institutional Shares:
Janus Subaccount
2009	651,702	$8.524558	$5,555,469	0.75%	35.34%	0.54%
2008	674,534	$6.298794	$4,248,753	0.75%	−40.17%	0.75%
2007	699,603	$10.527793	$7,365,279	0.75%	14.23%	0.72%
2006	748,764	$9.216269	$6,900,815	0.75%	10.55%	0.49%
2005	798,848	$8.336624	$6,659,694	0.75%	3.51%	0.34%
Worldwide Subaccount
2009	275,952	$9.244680	$2,551,092	0.75%	36.67%	1.42%
2008	305,421	$6.764005	$2,065,867	0.75%	−45.08%	1.20%
2007	340,404	$12.315008	$4,192,076	0.75%	8.81%	0.75%
2006	363,675	$11.318209	$4,116,150	0.75%	17.33%	1.78%
2005	394,041	$9.646792	$3,801,236	0.75%	5.08%	1.37%
Balanced Subaccount
2009	277,124	$15.458768	$4,283,995	0.75%	24.95%	3.04%
2008	274,863	$12.372063	$3,400,627	0.75%	−16.47%	2.76%
2007	274,106	$14.811001	$4,059,790	0.75%	9.71%	2.54%
2006	294,728	$13.500310	$3,978,921	0.75%	9.90%	2.14%
2005	321,036	$12.284544	$3,943,786	0.75%	7.15%	2.27%
Wells Fargo Advantage Variable Trust Funds (note 4):
Opportunity Subaccount
2009	23,887	$14.400925	$343,994	0.75%	46.64%	0.00%
2008	31,072	$9.820817	$305,153	0.75%	−40.55%	1.87%
2007	38,728	$16.518171	$639,716	0.75%	5.83%	0.45%
2006	107,630	$15.608061	$1,679,900	0.75%	11.39%	0.00%
2005	113,698	$14.012614	$1,593,212	0.75%	7.08%	0.00%
Small/Mid Cap Value Subaccount
2009	4,067	$15.825927	$64,365	0.75%	58.99%	1.23%
2008	4,615	$9.954264	$45,944	0.75%	−44.96%	0.00%
2007	10,837	$18.086719	$196,000	0.75%	−1.46%	0.02%
2006	22,711	$18.354922	$416,859	0.75%	14.86%	0.00%
2005	24,589	$15.979789	$392,921	0.75%	15.64%	0.37%
Discovery Subaccount
2009	51,351	$8.473760	$435,132	0.75%	39.26%	0.00%
2008	65,527	$6.084869	$398,725	0.75%	−44.77%	0.00%
2007	86,209	$11.017892	$949,837	0.75%	21.41%	0.00%
2006	242,075	$9.075051	$2,196,839	0.75%	13.79%	0.00%
2005	271,913	$7.975050	$2,168,523	0.75%	15.20%	0.00%	4/8/05

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Institutional Shares: (continued)
Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount
2009	263,585	$10.084986	$2,658,252	0.75%	17.44%	1.89%
2008	245,085	$8.587516	$2,104,669	0.75%	−35.01%	2.08%
2007	249,808	$13.213813	$3,300,916	0.75%	0.73%	1.79%
2006	212,181	$13.117476	$2,783,277	0.75%	21.72%	1.93%
2005	189,865	$10.776721	$2,046,122	0.75%	3.16%	1.77%
Structured U.S. Equity Subaccount
2009	46,760	$8.471424	$396,127	0.75%	20.24%	2.24%
2008	44,867	$7.045207	$316,096	0.75%	−37.47%	1.71%
2007	44,836	$11.267046	$505,172	0.75%	−2.36%	1.04%
2006	50,696	$11.539835	$585,021	0.75%	12.05%	1.13%
2005	48,607	$10.298596	$500,588	0.75%	5.72%	0.79%
Capital Growth Subaccount
2009	59,752	$8.837830	$528,075	0.75%	46.65%	0.48%
2008	57,110	$6.026562	$344,175	0.75%	−42.19%	0.13%
2007	59,242	$10.424973	$617,592	0.75%	9.31%	0.19%
2006	54,708	$9.537310	$521,764	0.75%	7.75%	0.13%
2005	56,207	$8.851025	$497,491	0.75%	2.18%	0.16%
Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount
2009	48,441	$26.588972	$1,287,999	0.75%	27.40%	3.25%
2008	64,950	$20.870684	$1,355,542	0.75%	−38.36%	3.37%
2007	70,823	$33.858555	$2,397,961	0.75%	−17.69%	1.16%
2006	79,945	$41.136253	$3,288,622	0.75%	37.02%	1.12%
2005	66,872	$30.021844	$2,007,618	0.75%	16.18%	1.15%
Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount
2009	249,483	$33.140088	$8,267,897	0.75%	68.58%	3.01%
2008	249,258	$19.657893	$4,899,888	0.75%	−49.11%	2.20%
2007	273,348	$38.625056	$10,558,072	0.75%	32.31%	1.26%
2006	227,847	$29.193527	$6,651,644	0.75%	28.98%	0.50%
2005	201,521	$22.633816	$4,561,184	0.75%	39.73%	0.32%
U.S. Small-Map Cap Equity Subaccount
2009	139,831	$19.811787	$2,770,300	0.75%	51.55%	0.00%
2008	147,605	$13.073198	$1,929,670	0.75%	−36.95%	0.00%
2007	171,272	$20.734133	$3,551,180	0.75%	−7.89%	0.00%
2006	197,550	$22.511068	$4,447,067	0.75%	15.21%	0.00%
2005	232,072	$19.539765	$4,534,626	0.75%	3.22%	0.00%
U.S. Strategic Equity Subaccount
2009	1,228	$8.897387	$10,928	0.75%	25.90%	0.98%
2008	1,154	$7.067184	$8,155	0.75%	−35.77%	1.10%
2007	412	$11.002698	$4,529	0.75%	−1.70%	0.53%
2006	888	$11.192539	$9,937	0.75%	11.93%	0.01%	5/1/06

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Lazard Retirement Series, Inc.: (continued)

International Equity Subaccount
2009	31,853	$8.848060	$281,835	0.75%	20.56%	2.54%
2008	43,247	$7.339424	$317,410	0.75%	−37.49%	1.20%
2007	45,305	$11.740705	$531,917	0.75%	9.96%	2.60%
2006	36,809	$10.677645	$393,030	0.75%	6.78%	1.80%	5/1/06
Old Mutual Insurance Series Fund:
Technology and Communications Subaccount
2007	25,225	$2.681780	$67,648	0.75%	32.34%	0.00%
2006	104,927	$2.026483	$212,633	0.75%	3.93%	0.00%
2005	104,666	$1.949881	$204,086	0.75%	9.10%	0.00%
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount
2009	535,640	$19.010486	$10,182,780	0.75%	38.71%	0.46%
2008	564,088	$13.705049	$7,730,847	0.75%	−40.06%	0.24%
2007	578,587	$22.863783	$13,228,686	0.75%	14.48%	0.49%
2006	551,507	$19.972698	$11,015,079	0.75%	11.57%	0.17%
2005	527,304	$17.901727	$9,439,649	0.75%	17.14%	0.00%
VIP Contrafund Subaccount
2009	917,603	$12.619049	$11,579,272	0.75%	34.46%	1.19%
2008	946,979	$9.384996	$8,887,395	0.75%	−43.12%	0.84%
2007	851,747	$16.499363	$14,053,288	0.75%	16.42%	0.81%
2006	704,448	$14.171671	$9,983,203	0.75%	10.60%	1.00%
2005	491,007	$12.812915	$6,291,228	0.75%	15.78%	0.11%
VIP Growth Subaccount
2009	311,642	$6.422378	$2,001,486	0.75%	27.01%	0.21%
2008	315,447	$5.056495	$1,595,058	0.75%	−47.70%	0.65%
2007	279,629	$9.668601	$2,703,619	0.75%	25.71%	0.36%
2006	226,778	$7.691086	$1,744,171	0.75%	5.78%	0.16%
2005	223,201	$7.270740	$1,622,834	0.75%	4.72%	0.25%
VIP Equity-Income Subaccount
2009	181,278	$11.306730	$2,049,658	0.75%	28.92%	2.14%
2008	168,977	$8.770535	$1,482,022	0.75%	−43.24%	2.51%
2007	141,165	$15.451842	$2,181,253	0.75%	0.51%	1.61%
2006	133,194	$15.372733	$2,047,562	0.75%	19.04%	3.35%
2005	119,231	$12.914083	$1,539,756	0.75%	4.79%	1.24%
VIP Real Estate Subaccount
2009	26,817	$13.538503	$363,060	0.75%	35.39%	5.11%	1/6/09
Janus Aspen Series — Service Shares:
Janus Subaccount
2009	268,945	$6.791444	$1,826,522	0.75%	35.00%	0.39%
2008	255,073	$5.030652	$1,283,185	0.75%	−40.32%	0.58%
2007	267,756	$8.429019	$2,256,924	0.75%	13.94%	0.58%
2006	281,443	$7.397912	$2,082,089	0.75%	10.31%	0.29%
2005	271,566	$6.706614	$1,821,290	0.75%	3.24%	0.13%

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares: (continued)

Worldwide Subaccount
2009	265,516	$6.560970	$1,742,046	0.75%	36.38%	1.29%
2008	254,096	$4.810748	$1,222,390	0.75%	−45.22%	0.97%
2007	300,733	$8.781895	$2,641,008	0.75%	8.54%	0.56%
2006	309,902	$8.090561	$2,507,284	0.75%	17.06%	1.65%
2005	313,310	$6.911422	$2,165,419	0.75%	4.78%	1.21%
Balanced Subaccount
2009	285,878	$14.088191	$4,027,507	0.75%	24.65%	2.71%
2008	312,085	$11.302432	$3,527,314	0.75%	−16.69%	2.43%
2007	306,018	$13.566170	$4,151,493	0.75%	9.46%	2.25%
2006	327,176	$12.393499	$4,054,852	0.75%	9.60%	1.97%
2005	319,554	$11.308434	$3,613,653	0.75%	6.86%	2.09%
Overseas Subaccount
2009	261,091	$30.625274	$7,995,981	0.75%	77.74%	0.42%
2008	248,629	$17.230482	$4,284,005	0.75%	−52.59%	1.17%
2007	209,287	$36.340427	$7,605,572	0.75%	27.06%	0.48%
2006	127,199	$28.600821	$3,637,989	0.75%	45.54%	2.05%
2005	54,451	$19.651388	$1,070,037	0.75%	30.96%	1.27%
J.P. Morgan Series Trust II (note 4):
Small Company Subaccount
2008	29,907	$10.978065	$328,323	0.75%	−32.49%	0.19%
2007	32,756	$16.262330	$532,693	0.75%	−6.38%	0.01%
2006	32,170	$17.369693	$558,791	0.75%	14.15%	0.00%
2005	30,021	$15.216217	$456,799	0.75%	2.65%	0.00%
Mid Cap Value Subaccount
2008	197,188	$14.377825	$2,835,133	0.75%	−33.71%	1.07%
2007	217,622	$21.688174	$4,719,821	0.75%	1.69%	0.85%
2006	181,304	$21.328413	$3,866,931	0.75%	15.97%	0.59%
2005	170,276	$18.390898	$3,131,530	0.75%	8.40%	0.18%
J.P. Morgan Insurance Trust — Class I (note 4):
Small Cap Core Subaccount
2009	35,023	$13.356501	$467,782	0.75%	29.86%	0.38%	4/24/09
Mid Cap Value Subaccount
2009	195,748	$18.069361	$3,537,043	0.75%	29.48%	0.00%	4/24/09
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount
2009	32,397	$12.576558	$407,437	0.75%	61.71%	0.00%
2008	26,673	$7.777280	$207,446	0.75%	−39.97%	0.00%
2007	21,037	$12.955967	$272,553	0.75%	1.49%	0.00%
2006	13,265	$12.766297	$169,341	0.75%	12.09%	0.00%
2005	11,511	$11.389123	$131,099	0.75%	4.25%	0.00%
Investors Growth Stock Subaccount
2009	19,983	$10.614888	$212,122	0.75%	38.06%	0.45%
2008	20,464	$7.688595	$157,337	0.75%	−37.45%	0.27%
2007	20,555	$12.292063	$252,669	0.75%	10.19%	0.08%
2006	21,217	$11.154950	$236,671	0.75%	6.51%	0.00%
2005	24,626	$10.473357	$257,913	0.75%	3.45%	0.14%

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

MFS Variable Insurance Trust — Service Class: (continued)
Mid Cap Growth Subaccount
2009	33,939	$7.286846	$247,311	0.75%	40.20%	0.00%
2008	51,643	$5.197513	$268,416	0.75%	−51.96%	0.00%
2007	45,554	$10.818153	$492,813	0.75%	8.69%	0.00%
2006	45,398	$9.953234	$451,853	0.75%	1.54%	0.00%
2005	38,984	$9.802503	$382,143	0.75%	2.09%	0.00%
Total Return Subaccount
2009	208,080	$12.829596	$2,669,586	0.75%	16.85%	3.47%
2008	231,496	$10.979722	$2,541,765	0.75%	−22.90%	2.89%
2007	286,309	$14.241098	$4,077,357	0.75%	3.16%	2.43%
2006	319,766	$13.805194	$4,414,431	0.75%	10.79%	2.30%
2005	345,393	$12.460142	$4,303,647	0.75%	1.84%	1.75%
The Prudential Series Fund, Inc:
Jennison Subaccount
2009	14,045	$14.825262	$208,217	0.75%	41.52%	0.25%
2008	9,076	$10.475451	$95,078	0.75%	−38.02%	0.07%
2007	7,943	$16.901915	$134,255	0.75%	10.72%	0.00%
2006	8,606	$15.265420	$131,368	0.75%	0.61%	0.00%
2005	6,157	$15.172293	$93,423	0.75%	13.18%	0.00%
Jennison 20/20 Focus Subaccount
2009	217,510	$20.492852	$4,457,409	0.75%	56.23%	0.00%
2008	207,575	$13.117110	$2,722,779	0.75%	−39.85%	0.00%
2007	175,254	$21.808156	$3,821,975	0.75%	9.29%	0.14%
2006	95,474	$19.953505	$1,905,041	0.75%	12.77%	0.00%
2005	21,576	$17.694532	$381,776	0.75%	20.36%	0.00%
UBS Series Trust — Class I:
U.S. Allocation Subaccount
2008	1,023	$10.436918	$10,678	0.75%	−35.82%	2.71%
2007	1,120	$16.261224	$18,211	0.75%	1.14%	4.53%
2006	6,280	$16.078366	$100,975	0.75%	10.17%	2.39%
2005	6,166	$14.594031	$89,985	0.75%	5.81%	1.13%
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount
2009	221,953	$15.061509	$3,342,950	0.75%	17.48%	3.08%
2008	218,503	$12.820415	$2,801,294	0.75%	−7.73%	3.52%
2007	206,763	$13.894153	$2,872,801	0.75%	9.84%	4.66%
2006	240,827	$12.649400	$3,046,321	0.75%	−0.03%	4.29%
2005	170,278	$12.653512	$2,154,612	0.75%	1.34%	2.84%
Total Return Subaccount
2009	426,886	$15.109956	$6,450,222	0.75%	13.20%	5.20%
2008	362,371	$13.348339	$4,837,056	0.75%	4.03%	4.45%
2007	307,415	$12.831551	$3,944,612	0.75%	7.95%	4.80%
2006	279,534	$11.886822	$3,322,768	0.75%	3.08%	4.43%
2005	232,181	$11.531564	$2,677,411	0.75%	1.69%	3.45%

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Global Bond Subaccount
2009	181,351	$15.980536	$2,898,081	0.75%	15.97%	3.14%
2008	154,250	$13.780159	$2,125,584	0.75%	−1.58%	3.34%
2007	91,503	$14.001232	$1,281,153	0.75%	8.93%	3.28%
2006	88,566	$12.853943	$1,138,426	0.75%	3.87%	3.32%
2005	61,365	$12.374657	$759,376	0.75%	−7.32%	2.55%
CommodityRealReturn Strategy
2009	32,625	$13.182991	$430,097	0.75%	31.83%	12.15%	1/6/09
Calvert Variable Series, Inc.:
Social Equity Subaccount
2009	37,071	$7.663870	$284,104	0.75%	33.26%	0.43%
2008	37,311	$5.751032	$214,575	0.75%	−36.27%	0.00%
2007	37,508	$9.024517	$338,488	0.75%	9.17%	0.00%
2006	39,132	$8.266736	$323,493	0.75%	9.24%	0.00%
2005	43,171	$7.567533	$326,699	0.75%	3.77%	0.06%
Dreyfus Variable Investment Fund — Service Class:
Appreciation Subaccount
2009	30,528	$13.065446	$398,864	0.75%	21.32%	2.24%
2008	27,641	$10.769493	$297,677	0.75%	−30.25%	1.64%
2007	24,430	$15.439456	$377,188	0.75%	6.05%	1.12%
2006	21,239	$14.558329	$309,211	0.75%	15.34%	1.20%
2005	17,191	$12.621575	$216,978	0.75%	3.34%	0.00%
Royce Capital Fund:
Small-Cap Subaccount
2009	264,081	$20.240310	$5,345,087	0.75%	34.20%	0.00%
2008	269,025	$15.082678	$4,057,616	0.75%	−27.72%	0.65%
2007	257,632	$20.868077	$5,376,279	0.75%	−2.87%	0.05%
2006	235,912	$21.484495	$5,068,441	0.75%	14.71%	0.07%
2005	208,516	$18.729410	$3,905,374	0.75%	7.75%	0.00%
Micro-Cap Subaccount
2009	165,372	$20.218404	$3,343,563	0.75%	56.87%	0.00%
2008	166,115	$12.888876	$2,141,035	0.75%	−43.69%	2.75%
2007	162,123	$22.890903	$3,711,138	0.75%	3.20%	1.48%
2006	151,334	$22.181173	$3,356,768	0.75%	20.17%	0.20%
2005	112,242	$18.457897	$2,071,756	0.75%	10.78%	0.60%
Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount
2009	18,324	$12.756966	$233,762	0.75%	8.57%	7.98%
2008	25,290	$11.750408	$297,167	0.75%	−11.12%	3.68%
2007	7,720	$13.221095	$102,065	0.75%	4.43%	3.35%
2006	9,118	$12.660152	$115,436	0.75%	2.79%	4.41%
2005	7,614	$12.316267	$93,781	0.75%	3.16%	3.47%

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds — Class II: (continued)

U.S. Real Estate Subaccount
2009	69,985	$17.668889	$1,236,565	0.75%	27.54%	3.05%
2008	67,464	$13.853896	$934,633	0.75%	−38.52%	2.76%
2007	59,507	$22.533124	$1,340,868	0.75%	−17.89%	1.00%
2006	57,952	$27.443248	$1,590,379	0.75%	36.65%	1.02%
2005	37,674	$20.083444	$756,617	0.75%	15.88%	1.14%
International Growth Equity Subaccount
2009	15,687	$8.490324	$133,190	0.75%	35.53%	0.91%
2008	19,190	$6.264708	$120,218	0.75%	−48.91%	0.00%
2007	19,585	$12.261569	$240,140	0.75%	13.41%	0.17%
2006	6,301	$10.812057	$68,122	0.75%	8.12%	0.65%	5/1/06
Capital Growth Subaccount
2009	16,037	$10.227356	$164,021	0.75%	63.92%	0.00%
2008	9,632	$6.239402	$60,101	0.75%	−49.73%	0.00%
2007	3,511	$12.410694	$43,574	0.75%	20.75%	0.00%
Legg Mason Partners Variable Equity Trust — Class I (note 4):
All Cap Subaccount
2006	674	$10.834808	$7,304	0.75%	8.35%	6.40%	5/1/06
Total Return Subaccount
2006	176	$10.773156	$1,891	0.75%	7.73%	7.99%	5/1/06
Legg Mason ClearBridge Variable Fundamental Value Subaccount
2009	14,507	$8.796940	$127,615	0.75%	28.40%	1.37%
2008	13,928	$6.851427	$95,426	0.75%	−37.05%	2.30%
2007	9,045	$10.883988	$98,450	0.75%	−4.52%	1.97%	4/27/07
Legg Mason ClearBridge Variable Equity Income Builder Subaccount
2009	2,868	$8.799545	$25,239	0.75%	21.99%	3.03%
2008	1,844	$7.213375	$13,300	0.75%	−35.50%	1.40%
2007	895	$11.184219	$10,010	0.75%	0.63%	2.10%	4/27/07
Legg Mason ClearBridge Variable Investors Subaccount
2009	12,218	$8.965099	$109,535	0.75%	23.57%	2.08%
2008	6,434	$7.254866	$46,677	0.75%	−36.10%	1.38%
2007	11,265	$11.354109	$127,909	0.75%	3.12%	1.82%
2006	560	$11.010227	$6,164	0.75%	10.10%	7.57%	5/1/06
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount
2009	326,077	$10.799993	$3,521,633	0.75%	34.59%	8.01%
2008	331,487	$8.024602	$2,660,047	0.75%	−30.18%	5.53%
2007	274,348	$11.493525	$3,153,226	0.75%	2.98%	3.45%
2006	95,562	$11.160909	$1,066,558	0.75%	11.61%	1.56%	5/1/06
Franklin Flex Cap Growth Securities Subaccount
2009	29,797	$9.689850	$288,733	0.75%	31.98%	0.00%
2008	34,166	$7.341974	$250,843	0.75%	−35.80%	0.07%
2007	7,254	$11.435374	$82,947	0.75%	13.47%	0.10%
2006	1,582	$10.078176	$15,943	0.75%	0.78%	0.00%	5/1/06

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Franklin Templeton Variable Insurance Products Trust — Class 2: (continued)

Templeton Foreign Securities Subaccount
2009	115,431	$10.052564	$1,160,380	0.75%	36.02%	2.77%
2008	86,236	$7.390385	$637,314	0.75%	−40.82%	2.32%
2007	90,820	$12.488739	$1,134,229	0.75%	14.59%	1.88%
2006	72,904	$10.898338	$794,534	0.75%	8.98%	0.10%	5/1/06
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount
2009	9,719	$8.133907	$79,056	0.75%	45.07%	1.00%
2008	8,907	$5.606949	$49,942	0.75%	−46.35%	1.07%
2007	5,482	$10.451237	$57,289	0.75%	2.28%	0.61%
2006	945	$10.218012	$9,659	0.75%	2.18%	0.68%	5/1/06
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Conservative ETF Asset Allocation Subaccount
2009	2,611	$10.758567	$28,086	0.75%	7.59%	8.12%	1/6/09
Ibbotson Income & Growth ETF Asset Allocation Subaccount
2009	10,396	$11.182621	$116,252	0.75%	11.83%	1.35%	1/6/09
Ibbotson Balanced ETF Asset Allocation Subaccount
2009	19,190	$11.697968	$224,486	0.75%	16.98%	2.14%	1/6/09
Ibbotson Growth ETF Asset Allocation Subaccount
2009	15,706	$12.109983	$190,196	0.75%	21.10%	1.29%	1/6/09
Ibbotson Aggressive Growth ETF Asset Allocation Subaccount
2009	30,099	$12.326992	$371,025	0.75%	23.27%	5.14%	1/6/09
ALPS Variable Insurance Trust — Class II:
AVS Listed Private Equity Subaccount
2009	7,302	$13.220481	$96,532	0.75%	32.20%	1.03%	1/6/09
Federated Insurance Series — Service Shares:
Kaufmann Fund II Subaccount
2009	868	$12.393624	$10,761	0.75%	23.94%	0.00%	1/6/09
Goldman Sachs Variable Insurance Trust — Service Shares:
Growth and Income Subaccount
2009	663	$11.373218	$7,540	0.75%	13.73%	2.90%	1/6/09
Capital Growth Subaccount
2009	4	$13.731250	$53	0.75%	37.31%	1.60%	1/6/09
Franklin Templeton Variable Insurance Products Trust — Class 4:
Franklin Income Securities Subaccount
2009	12,754	$13.009605	$165,921	0.75%	30.10%	0.10%	1/6/09
Franklin Flex Cap Growth Securities Subaccount
2009	716	$12.707618	$9,099	0.75%	27.08%	0.01%	1/6/09
Templeton Foreign Securities Subaccount
2009	2,270	$13.173463	$29,900	0.75%	31.73%	0.00%	1/6/09
Franklin Templeton VIP Founding Funds Allocation Subaccount
2009	65	$12.467507	$805	0.75%	24.68%	0.00%	1/6/09

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
2009	79,021	$12.312885	$972,979	0.75%	23.13%	0.02%	1/6/09
VIP Global Natural Resources Subaccount
2009	65,056	$14.930352	$971,307	0.75%	49.30%	0.00%	1/6/09
VIP Science and Technology Subaccount
2009	24,201	$13.631877	$329,911	0.75%	36.32%	0.00%	1/6/09

*	This represents the annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to policy holder accounts through the redemption of units.

**	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

(continued)

Ohio National Variable Account R

 Report of Independent Registered Public Accounting Firm

The Board of Directors of Ohio National Life Assurance Corporation
  and Contract Owners of Ohio National Variable Account R:

We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account R (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, OH
February 19, 2010

Part C: Other Information

Item Number	Caption in Prospectus

26.	Exhibits
27.	Directors and Officers of the Depositor
28.	Persons Controlled by or Under Common Control with Depositor or Registrant
29.	Indemnification
30.	Principal Underwriter
31.	Location of Accounts and Records
32.	Management Services
33.	Fee Representation

Part C: Other Information
Item 26. Exhibits
The exhibits to this Registration Statement are listed below:

26(a)	Resolution of the Board of Directors of the Depositor authorizing establishment of Ohio National Variable Account R was filed as Exhibit 1.(1) of the Registrant’s registration statement on Form S-6 on October 31, 2001(File no. 333-16133) and is incorporated by reference herein.

26(b)	N/A

26(c)	Principal Underwriting Agreement for Variable Life Insurance, with compensation schedule, between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s registration statement on Form S-6 on April 27, 1998 (File no. 333-16133) and is incorporated by reference herein.

Variable Policy Distribution Agreements (with compensation schedules) between the Depositor and Ohio National Equities, Inc. were filed as Exhibit (3)(d) of Post-effective Amendment no. 23 of Ohio National Variable Account A registration statement on Form N-4 on April 27, 1998 (File no. 2-91213) and is incorporated by reference herein.

26(d)	Flexible Premium Life Insurance Policy, Form 00-VL-1 was filed as Exhibit 99(d) of Pre-Effective Amendment No. 2 of Registrant’s registration statement on Form N-6 filed on April 27, 2004 (File No. 333-109900) and is incorporated by reference herein.

26(e)	Variable Life Insurance Application was filed as Exhibit 99(e) of Pre-Effective Amendment No. 2 of the Registrant’s registration statement on Form N-6 filed on April 27, 2004 (File No. 333-109900) and is incorporated by reference herein.

26(f)	Articles of Incorporation of the Depositor were filed as Exhibit 1.(6)(a) of the Registrant’s Form S-6 on October 31, 2001 (File no. 333-16133) and is incorporated by reference herein.

Code of Regulations (by-laws) of the Depositor were filed as Exhibit 1(6)(b) of the Registrant’s Form S-6 on October 31, 2001 (File no. 333-16133) and is incorporated by reference herein.

26(g)	N/A

26(h)	Fund Participation Agreement between Depositor and Prudential Funds was filed as Exhibit (3)(g) of Post-Effective Amendment No. 51 of Ohio National Variable Account A registration statement on Form N-4 on April 26, 2006 (File No. 333-43515) and is incorporated by reference herein.

Fund Participation Agreement between Depositor and Neuberger Berman Advisers Management Trust was filed as Exhibit (3) (h) of Post-Effective Amendment No. 51 of Ohio National Variable Account — A registration statement on Form N-4 on April 26, 2006 (File No. 333-43515) and is incorporated by reference herein.

Amendment to Fund Participation Agreement between Depositor and The Universal Institutional Funds was filed as Exhibit (3)(i) of Post-Effective Amendment No. 51 of Ohio National Variable Account A registration statement on Form N-4 on April 26, 2006 (File No. 333-43515) and is incorporated by reference herein.

Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Registrant’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

Amendment to Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Registrant’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc, The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Registrant’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

26(i)	Service Agreement between the Depositor and The Ohio National Life Insurance Company was filed as Exhibit 1.(8) of the Registrant’s Form S-6 on October 31, 2001 (File no. 333-16133) and is incorporated by reference herein.

26(j)	N/A

26(k)	Legal Opinion was filed as Exhibit 99(k) of Pre-effective Amendment No. 2 of the Registrant’s registration statement on Form N-6 on April 27, 2004 (File No. 333-109900).

26(l)	N/A

26(m)	N/A

26(n)	Consent of Independent Registered Public Accounting Firm is filed herewith as Exhibit 26(n)

26(p)	N/A

26(q)	Memorandum describing the Depositor’s purchase, transfer, redemption and conversion procedures for the policies was filed as Exhibit 26(q) of Post Effective Amendment No. 2 of the Registrant’s registration statement on Form N-6 on June 28, 2010. (File no. 333-153020) and is incorporated by reference herein.

Item 27. Directors and Officers of the Depositor

Name	Relationship with Company
Larry J. Adams	Senior Vice President, Chief Agency Officer

Thomas A. Barefield	Executive Vice President and Chief Marketing Officer — Institutional Sales

Lee E. Bartels	Senior Vice President, Underwriting

Howard C. Becker	Senior Vice President and Chief Administrative Officer

G. Timothy Biggs	Vice President,Mortgages & Real Estate

Jeffery A. Bley	Vice President, ONESCO Compliance

Richard J. Bodner	Vice President, Insurance Services

Robert A. Bowen	Senior Vice President, Information Systems

Philip C. Byrde	Vice President, Fixed Income Securities

Christopher A. Carlson	Senior Vice President & Chief Investment Officer

Robert W. Conway	Vice President, PGA Marketing — Eastern Division

Ronald J. Dolan	Director, Vice Chairman and Chief Risk Officer

Anthony G. Esposito	Senior Vice President, Human Resources and Administration

Joseph M. Fischer	Assistant Secretary

Rosemary L. Gatto	Vice President, Claims

Paul J. Gerard	Vice President, Structured Securities

Robert K. Gongwer	Second Vice President, Taxes

Diane S. Hagenbuch	Senior Vice President, Corporate Relations & Communications

Kristal E. Hambrick	Senior Vice President, Life Product Management & Life Illustration Actuary

Michael F. Haverkamp	Director and Senior Vice President & General Counsel

Ronald G. Heibert	Senior Vice President & Chief Corporate Actuary

Gary T. Huffman	Vice Chairman and Chief Operating Officer

Jed R. Martin	Vice President, Private Placements

Elizabeth F. Martini	Vice President & Counsel

Therese S. McDonough	Second Vice President & Secretary

William J. McFadden	Vice President, PGA Marketing — Western Division

Stephen R. Murphy	Senior Vice President, Annuity Product Management

David B. O’Maley	Director and Chairman, President & Chief Executive Officer

Jeffrey K. Oehler	Vice President, Information Systems

George B. Pearson	Senior Vice President, PGA Marketing

William C. Price	Vice President & Assistant General Counsel

Arthur J. Roberts	Senior Vice President, Chief Financial Officer

Joseph R. Sander	Vice President and Treasurer

William G. Schlechter M.D.	Vice President and Medical Director

James C. Smith	Senior Vice President, Audit Services

Raymond D. Spears	Vice President, Underwriting

Kenneth E. Stehlin	Vice President, FASTeam

Name	Relationship with Company
Dennis R. Taney	Chief Compliance Officer

Edith F. Thompson	Vice President, Individual Annuity Operations

Barbara A. Turner	Senior Vice President, Broker/Dealer Operations

Paul J. Twilling	Vice President, Information Systems

Cletus L. Davis	Senior Tax Officer
The principal occupation of each of the above is an officer of Ohio National Life, with the same title as with us.
The principal business address of each is:
One Financial Way
Cincinnati, Ohio 45242

Item 28.	Persons Controlled by or Under Common Control with the Depositor or Registrant
The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of The Ohio National Life Insurance Company, which is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of The Ohio National Life Insurance Company.
Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%

OnFlight, Inc.	Ohio	100%
(aviation)

Fiduciary Capital Management, Inc.	Connecticut	51%
(investment adviser)

Financial Way Realty, Inc.	Ohio	100%

Suffolk Capital Management LLC	Delaware	83%
(investment adviser)

Sycamore Re, Ltd.	Bermuda	100%
(captive reinsurance company)

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation	Ohio	100%

Ohio National Equities, Inc.	Ohio	100%
(securities broker dealer)

Ohio National Investments, Inc.	Ohio	100%
(investment adviser)

The O.N. Equity Sales Company	Ohio	100%
(securities broker dealer)

Ohio National Fund, Inc.	Maryland	(more than) 90%
(registered investment company)

Dow Target Variable Fund LLC	Ohio	100%
(registered investment company)

Montgomery Re, Inc.	Vermont	100%
(captive reinsurance company)

National Security Life and Annuity Company	New York	80.49%
(insurance company)
The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company	Ohio	100%
(investment adviser)

Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%

Ohio National Insurance Agency, Inc.	Ohio	100%
Sycamore Re, Ltd. owns 100% of the voting securities of ON Global Holdings, LLC, an insurance holding company organized under the laws of Delaware. ON Global Holdings, LLC owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.
Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

Item 29. Indemnification
The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:
“Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.
Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.”
In addition, Article XII of the Depositor’s Code of Regulations states as follows:
“If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled”.

Item 30. Principal Underwriter
The principal underwriter of the Registrant’s securities is Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of The Ohio National Life Insurance Company. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts A, B and D, other separate accounts of The Ohio National Life Insurance Company which are registered as unit investment trusts; and other policies issues by Ohio National Variable Account R, which separate account is also registered as a unit investment trust.
The directors and officers of ONEQ are:

Name	Position with ONEQ
David B. O’Maley	Chairman and Director
Thomas A. Barefield	Senior Vice President
Gary T. Huffman	Director
Michael F. Haverkamp	Director and Secretary
Barbara A. Turner	Vice President of Operations & Comptroller and Treasurer
H. Douglas Cooke	Vice President, Institutional Sales
Richard J. Dowdle	Vice President, Institutional Sales
Martin T. Griffin	Vice President, Institutional Sales
Laurens N. Sullivan	Vice President, Institutional Sales
Kimberly A. Plante	Assistant Secretary
Jeffery A. Bley, Jr.	Chief Compliance Officer
The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.
During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting	Compensation
Discounts and	on Redemption	Brokerage
Commissions	or Annuitization	Commissions
$880,640.80	None	None
Item 31. Location of Accounts and Records
The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:
(1)	Journals and other records of original entry:

Ohio National Life Assurance Corporation (“Depositor”) One Financial Way Montgomery, Ohio 45242

(2)	General and auxiliary ledgers:

Depositor

(3)	Securities records for portfolio securities:

Depositor

(4)	Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5)	Records of brokerage orders:

Not applicable.

(6)	Records of other portfolio transactions:

Depositor

(7)	Records of options:

Not applicable

(8)	Records of trial balances:

Depositor

(9)	Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10)	Records identifying person or group authorizing portfolio transactions:

Depositor

(11)	Files of advisory materials:

Not applicable

(12)	Other records

Depositor

Item 32.	Management Services

None

Item 33.	Fee Representation

Representations pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended;

Ohio National Life Assurance Corporation represents that the fees and charges deducted under the policy, in the aggregate are reasonable in relation to the services to be rendered, the expenses expected to be incurred and the risks assumed by Ohio National Life Assurance Corporation.
Undertakings
(a) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.
(b) Undertaking to File Reports — Ohio National Life believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, the Company intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.

This registration statement comprises the following papers and documents: The facing sheet
The prospectus consisting of 44 pages
The signatures
Exhibits and Consents:

26(a)	Resolution of the Board of Directors of the Depositor authorizing establishment of Ohio National Variable Account R was filed as Exhibit 1.(1) of the Registrant’s registration statement on Form S-6 on October 31, 2001(File no. 333-16133) and is incorporated by reference herein.

26(b)	N/A

26(c)	Principal Underwriting Agreement for Variable Life Insurance, with compensation schedule, between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s registration statement on Form S-6 on April 27, 1998 (File no. 333-16133) and is incorporated by reference herein.

Variable Policy Distribution Agreements (with compensation schedules) between the Depositor and Ohio National Equities, Inc. were filed as Exhibit (3)(d) of Post-effective Amendment no. 23 of Ohio National Variable Account A registration statement on Form N-4 on April 27, 1998 (File no. 2-91213) and is incorporated by reference herein.

26(d)	Flexible Premium Life Insurance Policy, Form 00-VL-1 was filed as Exhibit 99(d) of Pre-Effective Amendment No. 2 of Registrant’s registration statement on Form N-6 filed on April 27, 2004 (File No. 333-109900) and is incorporated by reference herein.

26(e)	Variable Life Insurance Application was filed as Exhibit 99(e) of Pre-Effective Amendment No. 2 of the Registrant’s registration statement on Form N-6 filed on April 27, 2004 (File No. 333-109900) and is incorporated by reference herein.

26(f)	Articles of Incorporation of the Depositor were filed as Exhibit 1.(6)(a) of the Registrant’s Form S-6 on October 31, 2001 (File no. 333-16133) and is incorporated by reference herein.

Code of Regulations (by-laws) of the Depositor were filed as Exhibit 1(6)(b) of the Registrant’s Form S-6 on October 31, 2001 (File no. 333-16133) and is incorporated by reference herein.

26(g)	N/A

26(h)	Fund Participation Agreement between Depositor and Prudential Funds was filed as Exhibit (3)(g) of Post-Effective Amendment No. 51 of Ohio National Variable Account A registration statement on Form N-4 on April 26, 2006 (File No. 333-43515) and is incorporated by reference herein.

Fund Participation Agreement between Depositor and Neuberger Berman Advisers Management Trust was filed as Exhibit (3) (h) of Post-Effective Amendment No. 51 of Ohio National Variable Account — A registration statement on Form N-4 on April 26, 2006 (File No. 333-43515) and is incorporated by reference herein.

Amendment to Fund Participation Agreement between Depositor and The Universal Institutional Funds was filed as Exhibit (3)(i) of Post-Effective Amendment No. 51 of Ohio National Variable Account A registration statement on Form N-4 on April 26, 2006 (File No. 333-43515) and is incorporated by reference herein.

Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Registrant’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

Amendment to Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Registrant’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc, The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Registrant’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

26(i)	Service Agreement between the Depositor and The Ohio National Life Insurance Company was filed as Exhibit 1.(8) of the Registrant’s Form S-6 on October 31, 2001 (File no. 333-16133) and is incorporated by reference herein.

26(j)	N/A

26(k)	Legal Opinion was filed as Exhibit 99(k) of Pre-effective Amendment No. 2 of the Registrant’s registration statement on Form N-6 on April 27, 2004 (File No. 333-109900).

26(l)	N/A

26(m)	N/A

26(n)	Consent of Independent Registered Public Accounting Firm is filed herewith as Exhibit 26(n)

26(p)	N/A

26(q)	Memorandum describing the Depositor’s purchase, transfer, redemption and conversion procedures for the policies was filed as Exhibit 26(q) of Post Effective Amendment No. 2 of the Registrant’s registration statement on Form N-6 on June 28, 2010 (File no. 333-153020) and is incorporated by reference herein.

Signatures
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account R certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has duly caused this Registration Statement to be signed on its behalf in the City of Montgomery and State of Ohio on the 28th day of June, 2010.

Ohio National Variable Account R
(Registrant)

By OHIO NATIONAL LIFE ASSURANCE CORPORATION
(Depositor)

By /s/ Kristal E. Hambrick

Kristal E. Hambrick Senior Vice President
Pursuant to the requirements of the Securities Act of 1933, the depositor has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Montgomery and the State of Ohio on the 28th day of June, 2010.

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(Depositor)

By /s/ Kristal E. Hambrick

Kristal E. Hambrick Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities with the depositor and on the dates indicated.

Signature	Title	Date

/s/ David B. O’Maley David B. O’Maley	Chairman, President and Chief Executive Officer and Director (Principal Executive Officer)	June 28, 2010

/s/ Ronald J. Dolan Ronald J. Dolan	Director	June 28, 2010

/s/ Michael F. Haverkamp Michael F. Haverkamp	Director	June 28, 2010

/s/ Arthur J. Roberts Arthur J. Roberts	Senior Vice President, Chief Financial Officer (Principal Accounting and Principal Financial Officer)	June 28, 2010

Index of Consents and Exhibits

Page Number
Exhibit		in Sequential
Number	Description	Numbering System
26(n)	Consent of KPMG LLP